As filed with the Securities and Exchange Commission on April 25, 2006

================================================================================

                                           1933 Act Registration No. 333-125751
                                            1940 Act Registration No. 811-21774

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                     [ ]
Pre-Effective Amendment No. __                                              [ ]
Post-Effective Amendment No. 12                                             [X]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940             [ ]
Amendment No. 12                                                            [X]

                        FIRST TRUST EXCHANGE-TRADED FUND
               (Exact name of registrant as specified in charter)

                         1001 Warrenville Road, Suite 300
                              Lisle, Illinois 60532
               (Address of Principal Executive Offices) (Zip Code)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (630) 241-4141

                        W. Scott Jardine, Esq., Secretary
                        First Trust Exchange-Traded Fund
                            First Trust Advisors L.P.
                        1001 Warrenville Road, Suite 300
                              Lisle, Illinois 60532
                     (Name and Address of Agent for Service)

                                    Copy to:
                               Eric F. Fess, Esq.
                             Chapman and Cutler LLP
                             111 West Monroe Street
                             Chicago, Illinois 60603

It is proposed that this filing will become effective (check appropriate box):

[X] immediately upon filing pursuant to paragraph (b)
[ ] on (date) pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph (a)(1)
[ ] on (date) pursuant to paragraph (a)(1)
[ ] 75 days after filing pursuant to paragraph (a)(2)
[ ] on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

[GRAPHIC OMITTED] [LOGO OMITTED]


                            FIRST TRUST ADVISORS L.P.



                                  FIRST TRUST
                    NASDAQ-100 EQUAL WEIGHTED INDEX(SM) FUND


                                 April 25, 2006

Front Cover

                                  [BLANK PAGE]

              FIRST TRUST NASDAQ-100 EQUAL WEIGHTED INDEX(SM) FUND

                                   PROSPECTUS

                                 April 25, 2006

First Trust NASDAQ-100 Equal Weighted IndexSM Fund (the "Fund") is a series of a registered management investment company that is offering its shares (the "Shares") through this Prospectus. Unlike many investment companies, the Fund lists the Shares on The Nasdaq Stock Market, Inc. ("NASDAQ(R)"). Accordingly, the market prices for the Shares may be different from their net asset value. The Fund will issue and redeem the Shares only in large blocks consisting of 50,000 Shares ("Creation Units"). Generally, Creation Units are issued and redeemed principally in-kind for securities included in the NASDAQ-100 Equal Weighted Index(SM).

EXCEPT WHEN AGGREGATED IN CREATION UNITS, THE SHARES ARE EXCHANGE-LISTED AND ARE NOT REDEEMABLE SECURITIES OF THE FUND.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OR ACCURACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                        NOT FDIC INSURED. MAY LOSE VALUE.
                               NO BANK GUARANTEE.

                                Table of Contents

Introduction--The First Trust NASDAQ-100 Equal Weighted Index(SM) Fund.........3
Who Should Invest in the Fund..................................................3
Tax Efficient Product Structure................................................3
Investment Objective, Strategies and Risks.....................................3
Additional Investment Strategies...............................................7
Additional Risks of Investing in the Fund......................................8
Fund Organization..............................................................9
Management of the Fund.........................................................9
How to Buy and Sell Shares....................................................10
Creations, Redemptions and Transaction Fees...................................11
Dividends, Distributions and Taxes............................................13
Federal Tax Matters...........................................................13
Distribution Plan.............................................................15
Net Asset Value...............................................................16
Fund Service Providers........................................................16
Disclaimers...................................................................16
Additional Index Information..................................................17
Other Information.............................................................20

                                 INTRODUCTION--
            THE FIRST TRUST NASDAQ-100 EQUAL WEIGHTED INDEX(SM) FUND

The Fund is a series of First Trust Exchange-Traded Fund (the "Trust"), an investment company and an exchange-traded "index fund." The investment objective of the Fund is to seek investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the NASDAQ-100 Equal Weighted Index(SM) (the "Index"). First Trust Advisors L.P. ("First Trust") is the investment adviser for the Fund.

The Fund's Shares are listed and trade on The Nasdaq Stock Market, Inc. ("NASDAQ(R)") at market prices that may differ to some degree from the net asset value ("NAV") of the Shares. Unlike conventional mutual funds, the Fund issues and redeems Shares on a continuous basis, at NAV, only in large specified blocks consisting of 50,000 Shares called a "Creation Unit." Creation Units are issued and redeemed principally in-kind for securities included in the Index. Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund.


                          WHO SHOULD INVEST IN THE FUND

The Fund is designed for investors who seek a relatively low-cost approach for investing in a portfolio of equity securities of companies in the Index. The Fund may be suitable for long-term investment in the market represented by the Index and may also be used as an asset allocation tool or as a speculative trading instrument.


                         TAX EFFICIENT PRODUCT STRUCTURE

Unlike many conventional mutual funds, the Shares are traded throughout the day on NASDAQ(R) whereas mutual funds are typically only bought and sold at closing NAVs. The Shares have been designed to be tradable in the secondary market on NASDAQ(R) on an intra-day basis, and to be created and redeemed principally in-kind in Creation Units at each day's next calculated NAV. These arrangements are designed to protect ongoing shareholders from adverse effects on the Fund that could arise from frequent cash creation and redemption transactions. In a conventional mutual fund, redemptions can have an adverse tax impact on taxable shareholders because of the mutual fund's need to sell portfolio securities to obtain cash to meet fund redemptions. These sales may generate taxable gains for the shareholders of the mutual fund, whereas the Shares' in-kind redemption mechanism generally will not lead to a tax event for the Fund or its ongoing shareholders.


                   INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

INVESTMENT OBJECTIVE

The Fund seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the NASDAQ-100 Equal Weighted Index(SM).

PRINCIPAL INVESTMENT STRATEGIES

The Fund will normally invest at least 90% of its total assets in common stocks that comprise the Index. First Trust will seek to match the performance of the Index. The NASDAQ-100 Equal Weighted Index(SM) (Symbol: NDXE) is the equal-weighted version of the NASDAQ-100 Index(R) which includes 100 of the largest non-financial securities listed on NASDAQ(R) based on market capitalization. The Index contains the same securities as the NASDAQ-100 Index(R) but each of the securities is initially set at a weight of 1.00% of the Index and is rebalanced quarterly. The inception date of the Index was June 20, 2005. The 90% investment policy noted above is non-fundamental and requires 60 days' prior written notice to shareholders before it can be changed.

The Fund, using an "indexing" investment approach, attempts to replicate, before expenses, the performance of the Index. First Trust seeks a correlation of 0.95 or better (before expenses) between the Fund's performance and the performance of the Index; a figure of 1.00 would represent perfect correlation. The Fund will regularly monitor the Fund's tracking accuracy and will use the investment techniques described below in seeking to maintain an appropriate correlation.

In seeking to achieve the Fund's objective, the Fund generally will invest in all of the stocks comprising the Index in proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings. In those circumstances, the Fund may purchase a sample of stocks in the Index. There may also be instances in which First Trust may choose to overweight certain stocks in the Index, purchase securities not in the Index which First Trust believes are appropriate to substitute for certain securities in the Index, use futures or other derivative instruments, or utilize various combinations of the above techniques in seeking to track the Index. The Fund may sell stocks that are represented in the Index in anticipation of their removal from the Index or purchase stocks not represented in the Index in anticipation of their addition to the Index.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Risk is inherent in all investing. The Fund's shares will change in value, and loss of money is a risk of investing in the Fund. The Fund may not achieve its objective. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. An investment in the Fund involves risks similar to those of investing in any fund of equity securities traded on exchanges. The following specific risk factors have been identified as the principal risks of investing in the Fund.

MARKET RISK. One of the principal risks of investing in the Fund is market risk. Market risk is the risk that a particular stock owned by the Fund, Fund Shares or stocks in general may fall in value. Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices. Overall stock values could decline generally or could underperform other investments.

INDEX TRACKING RISK. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in the value of the Index.

NON-CORRELATION RISK. The Fund's return may not match the return of the Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Index, and may incur costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Index. In addition, the Fund's portfolio holdings may not exactly replicate the securities included in the Index or the ratios between the securities included in the Index.

The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and expenses. If the Fund utilizes a sampling approach or invests in futures or other derivative positions, its return may not correlate as well with the return on the Index, as would be the case if it purchased all of the stocks in the Index with the same weightings as the Index. While the Fund seeks to have a correlation of 0.95 or better, before expenses, between the Fund's performance and the performance of the Index, there can be no assurance that the Fund will be able to achieve such a correlation. Accordingly, the Fund's performance may correlate to a lesser extent and may possibly vary substantially from the performance of the Index.

REPLICATION MANAGEMENT RISK. The Fund is also exposed to additional market risk due to its policy of investing principally in the securities included in the Index. As a result of this policy, securities held by the Fund will generally not be bought or sold in response to market fluctuations and the securities may be issued by companies concentrated in a particular industry. As a result of this policy, the Fund would generally not sell a stock because the stock's issuer was in financial trouble, unless that stock is removed or is anticipated to be removed from the Index.

NON-DIVERSIFICATION RISK. Because the Fund is non-diversified, the Fund is exposed to additional market risk. A non-diversified fund may invest a relatively high percentage of its assets in a limited number of issuers. Non-diversified funds are more susceptible to any single political, regulatory or economic occurrence and to the financial condition of individual issuers in which it invests.

SMALL CAP AND MID CAP COMPANY RISK. The Fund may invest in small capitalization and mid-capitalization companies. Such companies may be more vulnerable to adverse general market or economic developments, and their securities may be less liquid and may experience greater price volatility than larger, more established companies as a result of several factors, including limited trading volumes, products or financial resources, management inexperience and less publicly available information. Accordingly, such companies are generally subject to greater market risk than larger, more established companies.

CONCENTRATION RISK. The Fund will be concentrated in the securities of a given industry if the Index is concentrated in such industry. A concentration makes the Fund more susceptible to any single occurrence affecting the industry or sector and may subject the Fund to greater market risk than more diversified funds. Due to the Fund's policy of primarily investing in the securities in the Index, the Fund may or may not be concentrated in the securities of a given industry from time to time.

TECHNOLOGY SECTOR RISK. The Fund invests in the securities of companies in the technology sector. Companies involved in the technology sector must contend with the risks of rapidly changing technologies, short product life cycles, fierce competition, aggressive pricing and reduced profit margins, loss of patent, copyright and trademark protections, cyclical market patterns, evolving industry standards, and frequent new product introductions. Technology companies may be smaller and less experienced companies, with limited product lines, markets or financial resources and fewer experienced management or marketing personnel. Technology company stocks, particularly those involved with the Internet, have experienced extreme price and volume fluctuations that often have been unrelated to their operating performance. Also, the stocks of many technology companies have exceptionally high price-to-earning ratios with little or no earnings histories.

See "Additional Risks of Investing in the Fund" for additional information regarding risks.

HOW THE FUND HAS PERFORMED

The Fund has not yet commenced operations and, therefore, does not have a performance history.

WHAT ARE THE COSTS OF INVESTING?

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.(1)

Shareholder Transaction Expenses(2)(3)
   (Fees paid directly from your investments)                             None*
Annual Fund Operating Expenses(4)
   (Expenses that are deducted from the Fund's assets)
      Management Fees                                                     0.40%
      Distribution and Service (12b-1) Fees(5)                            0.00%
      Other Expenses                                                      0.23%
      Total Gross Annual Fund Operating Expenses                          0.63%
      Fee Waivers and Expense Reimbursement(6)                            0.03%
Total Net Annual Fund Operating Expenses                                  0.60%
-------------
   (1) The Fund had not fully commenced operations as of the date of this Prospectus. The "Other Expenses" listed in the table are estimates based on the expenses the Fund expects to incur for the fiscal year ending December 31, 2006.

   (2) When buying or selling exchange-traded Shares through a broker, you will incur customary transaction-related charges.

   (3) Purchasers of Creation Units and parties redeeming Creation Units must pay a standard creation or redemption transaction fee of $500, as applicable. However, if a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee of up to four times the standard creation or redemption transaction fee will be charged.

   (4)  Expressed as a percentage of average net assets.

   (5) The Fund has adopted a distribution and service (12b-1) plan pursuant to which the Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund's average daily net assets. However, no such fee is currently paid by the Fund and the Fund does not anticipate paying 12b-1 fees before the end of the Fund's first fiscal year.

   (6) First Trust has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, brokerage commissions and other trading expenses, taxes, and extraordinary expenses) from exceeding 0.60% of average net assets per year (the "Expense Cap"), at least until April 25, 2008. Expenses borne by First Trust are subject to reimbursement by the Fund up to three years from the date the fee or expense was incurred, but no reimbursement payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap.

     *  See "Creation Transaction Fees and Redemption Transaction Fees" below.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account transaction-related expenses that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

                     1 Year                    3 Years
                       $62                      $197

CREATION TRANSACTION FEES AND REDEMPTION TRANSACTION FEES

The Fund issues and redeems Shares at NAV only in large blocks of 50,000 Shares (each block of 50,000 Shares called a "Creation Unit") or multiples thereof. As a practical matter, only broker-dealers or large institutional investors with creation and redemption agreements, called "Authorized Participants" ("APs"), can purchase or redeem these Creation Units. Purchasers of Creation Units at NAV must pay a standard Creation Transaction Fee of $500 per transaction (regardless of the number of Creation Units involved). The value of a Creation Unit as of the first creation of such Creation Units was approximately $1,000,000. An AP who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption fee of $500 for each redemption transaction (regardless of the number of Creation Units involved). See "Creations, Redemptions and Transaction Fees" later in the Prospectus. APs who hold Creation Units in inventory will also indirectly pay Fund expenses. Assuming an investment in a Creation Unit of $1,000,000 and a 5% return each year, assuming that the Fund's operating expenses remain the same, and assuming brokerage costs are not included, the total costs would be $6,200 if the Creation Unit is redeemed after one year, and $19,700 if the Creation Unit is redeemed after three years.

If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee of up to four times the standard Creation or Redemption Transaction Fee may be charged to the AP making the transaction.

The creation fee, redemption fee and variable fee are not expenses of the Fund and do not impact the Fund's expense ratio.


                        ADDITIONAL INVESTMENT STRATEGIES

The investment objective of the Fund is a fundamental policy that may be changed only with shareholder approval. Each of the other policies described herein constitutes a non-fundamental policy that may be changed by the Board of Trustees without shareholder approval. Certain other fundamental policies of the Fund are set forth in the Statement of Additional Information ("SAI") under "Investment Objective and Policies."

EQUITY SECURITIES

The Fund invests primarily in equity securities of U.S. issuers. Eligible equity securities include common stocks and warrants to purchase common stocks. In addition, the Fund may invest in equity securities of foreign issuers listed on any national exchange, including depositary receipts that represent foreign common stocks deposited with a custodian.

SHORT-TERM INVESTMENTS

The Fund may invest in cash equivalents or other short-term investments, including U.S. government securities, commercial paper, repurchase agreements, money-market funds or similar fixed-income securities with remaining maturities of one year or less. For more information on short-term investments, see the SAI.

FUTURES AND OPTIONS

The Fund may use various investment strategies designed to hedge against changes in the values of securities the Fund owns or expects to purchase or to hedge against interest rate or currency exchange rate changes. The securities used to implement these strategies include financial futures contracts, options, forward contracts, options on financial futures and stock index options.

DELAYED DELIVERY SECURITIES

The Fund may buy or sell securities on a when-issued or delayed-delivery basis, paying for or taking delivery of the securities at a later date, normally within 15 to 45 days of the trade. Such transactions involve an element of risk because the value of the securities to be purchased may decline before the settlement date.

DISCLOSURE OF PORTFOLIO HOLDINGS

A description of the policies and procedures with respect to the disclosure of the Fund's portfolio securities is included in the Fund's SAI.


                    ADDITIONAL RISKS OF INVESTING IN THE FUND

Risk is inherent in all investing. Investing in the Fund involves risk, including the risk that you may lose all or part of your investment. There can be no assurance that the Fund will meet its stated objective. Before you invest, you should consider the following risks.

TRADING ISSUES

Trading in Shares on NASDAQ(R) may be halted due to market conditions or for reasons that, in the view of NASDAQ(R), make trading in Shares inadvisable. In addition, trading in Shares on NASDAQ(R) is subject to trading halts caused by extraordinary market volatility pursuant to NASDAQ(R) "circuit breaker" rules. There can be no assurance that the requirements of NASDAQ(R) necessary to maintain the listing of the Fund will continue to be met or will remain unchanged.

When evaluating the necessity of imposing a trading halt in Fund Shares, NASDAQ(R) may consider, among other factors:

   o    The extent to which trading has ceased in the underlying securities;

   o Whether trading has been halted or suspended in the primary market(s) for any combination of underlying securities accounting for 20% or more of the applicable current index group value. The value being established to be the value at the close of the prior trading day;

   o The presence of other unusual conditions or circumstances deemed to be detrimental to the maintenance of a fair and orderly market.

In the event that there is a trading halt or suspension, trading in the Shares may resume when NASDAQ(R) determines that the conditions that led to the halt or suspension are no longer present or that the interests of a fair and orderly market are served by a resumption of trading.

FLUCTUATION OF NET ASSET VALUE

The net asset value of the Fund's Shares will generally fluctuate with changes in the market value of the Fund's holdings. The market prices of Shares will generally fluctuate in accordance with changes in net asset value as well as the relative supply of and demand for Shares on NASDAQ(R). First Trust cannot predict whether Shares will trade below, at or above their net asset value. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the stocks of the Fund trading individually or in the aggregate at any point in time. However, given that Shares can be purchased and redeemed in Creation Units (unlike shares of many closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their net asset value), First Trust believes that large discounts or premiums to the net asset value of Shares should not be sustained.

INFLATION

Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Fund's assets can decline as can the value of the Fund's distributions. Common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase.

INVESTMENT STRATEGY

The Fund is exposed to additional market risk due to its policy of investing principally in the securities included in the Index. As a result of this policy, securities held by the Fund will generally not be bought or sold in response to market fluctuations. This policy may subject investors to greater market risk than other mutual funds.


                                FUND ORGANIZATION

The Fund is a series of the Trust, an investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund is treated as a separate mutual fund with its own investment objective and policies. The Trust is organized as a Massachusetts business trust. Its Board of Trustees (the "Board") is responsible for its overall management and direction. The Board elects the Trust's officers and approves all significant agreements, including those with the investment adviser, custodian and fund administrative and accounting agent.


                             MANAGEMENT OF THE FUND

First Trust Advisors L.P. ("First Trust"), 1001 Warrenville Road, Lisle, Illinois 60532, is the investment adviser to the Fund. In this capacity, First Trust is responsible for the selection and ongoing monitoring of the securities in the Fund's portfolio and certain other services necessary for the management of the portfolios.

First Trust is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. Grace Partners of DuPage L.P. is a limited partnership with one general partner, The Charger Corporation, and a number of limited partners. The Charger Corporation is an Illinois corporation controlled by the Robert Donald Van Kampen family. First Trust discharges its responsibilities subject to the policies of the Board of Trustees of the Trust.

First Trust serves as adviser or sub-adviser for 24 mutual fund portfolios, five exchange-traded funds and 12 closed-end fund portfolios and is also the portfolio supervisor of certain unit investment trusts sponsored by First Trust Portfolios, L.P. ("FTP"), 1001 Warrenville Road, Lisle, Illinois 60532. FTP specializes in the underwriting, trading and distribution of unit investment trusts and other securities. FTP is the principal underwriter of the Fund's Shares.

There is no one individual primarily responsible for portfolio management decisions for the Fund. Investments are made under the direction of a committee (the "Investment Committee"). The Investment Committee consists of Daniel J. Lindquist, Robert F. Carey, Jon C. Erickson, David G. McGarel and Roger F. Testin. Mr. Lindquist rejoined First Trust in 2004 after serving as Chief Operating Officer of Mina Capital Management LLC from January 2004 to April 2004 and Samaritan Asset Management LLC from 2000 to 2003 and is a Senior Vice President of First Trust and FTP. Mr. Lindquist is Chairman of the Investment Committee and presides over Investment Committee meetings. Mr. Carey is the Chief Investment Officer and Senior Vice President of First Trust and Senior Vice President of FTP. As First Trust's Chief Investment Officer, Mr. Carey consults with the Investment Committee on market conditions and First Trust's general investment philosophy. Mr. Erickson is a Senior Vice President of First Trust and FTP. As the head of First Trust's Equity Research Group, Mr. Erickson is responsible for determining the securities to be purchased and sold by funds that do not utilize quantitative investment strategies. Mr. McGarel is a Senior Vice President of First Trust and FTP. As the head of First Trust's Strategy Research Group, Mr. McGarel is responsible for developing and implementing quantitative investment strategies for those funds that have investment policies that require them to follow such strategies. Since August 2001, Mr. Testin has been a Senior Vice President of First Trust. Prior to joining First Trust, Mr. Testin was an analyst for Dolan Capital Management. As the head of First Trust's Portfolio Management Group, Mr. Testin is responsible for executing the instructions of the Strategy Research Group and Equity Research Group in the Fund's portfolio. For additional information concerning First Trust, including a description of the services provided to the Fund, see the Fund's SAI. In addition, the SAI provides additional information about the compensation of Investment Committee members, other accounts managed by members of the Investment Committee and ownership by members of the Investment Committee of securities in the Fund.

First Trust will receive annual fees from the Fund equal to 0.40% of the Fund's average daily net assets. A discussion regarding the approval of the Investment Management Agreement by the Board of Trustees is available in the Fund's SAI and will be available in the Fund's semi-annual report to shareholders for the period ending June 30, 2006.

The Fund is responsible for all of its expenses, including the investment advisory fees, costs of transfer agency, custody, fund administration, legal, audit and other services, interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, paying for its sublicensing fees related to the Index, any distribution fees or expenses, and extraordinary expenses. First Trust has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, brokerage commissions and other trading expenses, taxes and extraordinary expenses) from exceeding 0.60% of average daily net assets per year, at least until April 25, 2008. Expenses borne by First Trust are subject to reimbursement by the Fund up to three years from the date the fee or expense was incurred, but no reimbursement payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap.


                           HOW TO BUY AND SELL SHARES

Shares will be issued or redeemed by the Fund at net asset value per Share only in Creation Unit size. See "Creations, Redemptions and Transaction Fees."

Most investors will buy and sell Shares of the Fund in secondary market transactions through brokers. Shares of the Fund will be listed for trading on the secondary market on NASDAQ(R). Shares can be bought and sold throughout the trading day like other publicly traded shares. There is no minimum investment. Although Shares are generally purchased and sold in "round lots" of 100 Shares, brokerage firms typically permit investors to purchase or sell Shares in smaller "odd lots," at no per-Share price differential. When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges, you may receive less than the net asset value of the Shares, and you may pay some or all of the spread between the bid and the offer price in the secondary market on each leg of a round trip (purchase and sale) transaction. The Fund trades under the NASDAQ(R) symbol "QQEW." Share prices are reported in dollars and cents per Share.

Investors may acquire Shares directly from the Fund, and shareholders may tender their Shares for redemption directly to the Fund, only in Creation Units of 50,000 Shares, as discussed in the "Creations, Redemptions and Transaction Fees" section below.

BOOK ENTRY

Shares are held in book-entry form, which means that no Share certificates are issued. The Depository Trust Company ("DTC") or its nominee is the record owner of all outstanding Shares of the Fund and is recognized as the owner of all Shares for all purposes.

Investors owning Shares are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all Shares. Participants in DTC include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of Shares, you are not entitled to receive physical delivery of Share certificates or to have Shares registered in your name, and you are not considered a registered owner of Shares. Therefore, to exercise any right as an owner of Shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other stocks that you hold in book-entry or "street name" form.

FUND SHARE TRADING PRICES

The trading prices of Shares of the Fund on NASDAQ(R) may differ from the Fund's daily NAV and can be affected by market forces of supply and demand, economic conditions and other factors.

NASDAQ(R) intends to disseminate the approximate value of Shares of the Fund every 15 seconds. This approximate value should not be viewed as a "real-time" update of the NAV per Share of the Fund because the approximate value may not be calculated in the same manner as the NAV, which is computed once a day, generally at the end of the business day. The Fund is not involved in, or responsible for, the calculation or dissemination of the approximate value and the Fund does not make any warranty as to its accuracy.

FREQUENT PURCHASES AND REDEMPTIONS OF THE FUND'S SHARES

The Fund imposes no restrictions on the frequency of purchases and redemptions. In determining not to approve a written, established policy, the Board evaluated the risks of market timing activities by the Fund's shareholders. The Board considered that, unlike traditional mutual funds, the Fund issues and redeems its Shares at net asset value per Share for a basket of securities intended to mirror the Fund's portfolio, plus a small amount of cash, and the Fund's Shares may be purchased and sold on NASDAQ(R) at prevailing market prices. Given this structure, the Board determined that (a) it is unlikely that market timing would be attempted by the Fund's shareholders and (b) any attempts to market time the Fund by shareholders would not be expected to negatively impact the Fund or its shareholders.


                   CREATIONS, REDEMPTIONS AND TRANSACTION FEES

Investors such as market makers, large investors and institutions who wish to deal in Creation Units directly with the Fund must have entered into an authorized participant agreement with the principal underwriter and the transfer agent, or purchase through a dealer that has entered into such an agreement. Set forth below is a brief description of the procedures applicable to purchases and redemptions of Creation Units. For more detailed information, see "Creation and Redemption of Creation Unit Aggregations" in the SAI.

PURCHASE

In order to purchase Creation Units of the Fund, an investor must generally deposit a designated portfolio of equity securities constituting a substantial replication, or a representation, of the stocks included in the Fund's Index (the "Deposit Securities") and generally make a small cash payment referred to as the "Cash Component." The list of the names and the numbers of shares of the Deposit Securities is made available by the Fund's custodian through the facilities of the National Securities Clearing Corporation ("NSCC"), immediately prior to the opening of business each day of NASDAQ(R). The Cash Component represents the difference between the net asset value of a Creation Unit and the market value of the Deposit Securities.

Orders must be placed in proper form by or through an AP which is either (i) a "Participating Party," i.e., a broker-dealer or other participant in the Clearing Process of the Continuous Net Settlement System of the NSCC (the "Clearing Process"), or (ii) a participant of DTC ("DTC Participant") that has entered into an agreement with the principal underwriter and the transfer agent, with respect to purchases and redemptions of Creation Units. All orders must be placed for one or more whole Creation Units of Shares of the Fund and must be received by the principal underwriter in proper form no later than the close of regular trading on NASDAQ(R) (ordinarily 4:00 p.m., Eastern time) ("Closing Time") in order to receive that day's closing net asset value per Share. In the case of custom orders, as further described in the SAI, the order must be received by the principal underwriter no later than 3:00 p.m., Eastern time. A custom order may be placed by an AP in the event that the Fund permits or requires the substitution of an amount of cash to be added to the Cash Component to replace any Deposit Security which may not be available in sufficient quantity for delivery or which may not be eligible for trading by such AP or the investor for which it is acting or any other relevant reason. See "Creation and Redemption of Creation Unit Aggregations" in the SAI.

A fixed creation transaction fee of $500 (the "Creation Transaction Fee") is applicable to each transaction regardless of the number of Creation Units purchased in the transaction. An additional charge of up to four times the Creation Transaction Fee may be imposed with respect to transactions effected outside of the Clearing Process (through a DTC Participant) or to the extent that cash is used in lieu of securities to purchase Creation Units. See "Creation and Redemption of Creation Unit Aggregations" in the SAI. The price for each Creation Unit will equal the daily NAV per Share times the number of Shares in a Creation Unit plus the fees described above and, if applicable, any transfer taxes.

Shares of the Fund may be issued in advance of receipt of all Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Fund cash at least equal to 115% of the market value of the missing Deposit Securities. See "Creation and Redemption of Creation Unit Aggregations" in the SAI.

LEGAL RESTRICTIONS ON TRANSACTIONS IN CERTAIN STOCKS

An investor subject to a legal restriction with respect to a particular stock required to be deposited in connection with the purchase of a Creation Unit may, at the Fund's discretion, be permitted to deposit an equivalent amount of cash in substitution for any stock which would otherwise be included in the Deposit Securities applicable to the purchase of a Creation Unit. For more details, see "Creation and Redemption of Creation Unit Aggregations" in the SAI.

REDEMPTION

The Fund's custodian makes available immediately prior to the opening of business each day of NASDAQ(R), through the facilities of the NSCC, the list of the names and the numbers of shares of the Fund's portfolio securities that will be applicable that day to redemption requests in proper form ("Fund Securities"). Fund Securities received on redemption may not be identical to Deposit Securities, which are applicable to purchases of Creation Units. Unless cash redemptions are available or specified for the Fund, the redemption proceeds consist of the Fund Securities, plus cash in an amount equal to the difference between the net asset value of Shares being redeemed as next determined after receipt by the transfer agent of a redemption request in proper form, and the value of the Fund Securities (the "Cash Redemption Amount"), less the applicable redemption fee and, if applicable, any transfer taxes. Should the Fund Securities have a value greater than the net asset value of Shares being redeemed, a compensating cash payment to the Fund equal to the differential, plus the applicable redemption fee and, if applicable, any transfer taxes will be required to be arranged for by or on behalf of the redeeming shareholder. Investors should expect to incur brokerage and other transaction-related costs in connection with assembling a sufficient number of Fund Shares to constitute a redeemable Creation Unit. For more details, see "Creation and Redemption of Creation Unit Aggregations" in the SAI.

An order to redeem Creation Units of the Fund may only be effected by or through an AP. An order to redeem must be placed for one or more whole Creation Units and must be received by the transfer agent in proper form no later than the close of regular trading on NASDAQ(R) (ordinarily 4:00 p.m., Eastern time) in order to receive that day's closing net asset value per Share. In the case of custom orders, as further described in the SAI, the order must be received by the transfer agent no later than 3:00 p.m., Eastern time.

A fixed redemption transaction fee of $500 (the "Redemption Transaction Fee") is applicable to each redemption transaction regardless of the number of Creation Units redeemed in the transaction. A variable charge of up to four times the Redemption Transaction Fee may be charged to approximate additional expenses incurred by the Fund with respect to redemptions effected outside of the Clearing Process or to the extent that redemptions are for cash. The Fund reserves the right to effect redemptions in cash. A shareholder may request a cash redemption in lieu of securities; however, the Fund may, in its discretion, reject any such request. See "Creation and Redemption of Creation Unit Aggregations" in the SAI.


                       DIVIDENDS, DISTRIBUTIONS AND TAXES

Dividends from net investment income, if any, are declared and paid semi-annually. The Fund distributes its net realized capital gains, if any, to shareholders annually.

Distributions in cash may be reinvested automatically in additional whole Shares only if the broker through whom you purchased Shares makes such option available. Such Shares will generally be reinvested by the broker based upon the market price of those Shares and investors may be subject to brokerage commissions or other transaction-related costs charged by the broker.


                               FEDERAL TAX MATTERS

This section summarizes some of the main U.S. federal income tax consequences of owning Shares of the Fund. This section is current as of the date of this Prospectus. Tax laws and interpretations change frequently, and these summaries do not describe all of the tax consequences to all taxpayers. For example, these summaries generally do not describe your situation if you are a corporation, a non-U.S. person, a broker-dealer, or other investor with special circumstances. In addition, this section does not describe your state, local or foreign tax consequences.

This federal income tax summary is based in part on the advice of counsel to the Fund. The Internal Revenue Service could disagree with any conclusions set forth in this section. In addition, the counsel to the Fund was not asked to review, and has not reached a conclusion with respect to, the federal income tax treatment of the assets to be included in the Fund. This may not be sufficient for you to use for the purpose of avoiding penalties under federal tax law.

As with any investment, you should seek advice based on your individual circumstances from your own tax adviser.

FUND STATUS

The Fund intends to qualify as a "regulated investment company" under the federal tax laws. If the Fund qualifies as a regulated investment company and distributes its income as required by the tax law, the Fund generally will not pay federal income taxes.

DISTRIBUTIONS

Fund distributions are generally taxable. After the end of each year, you will receive a tax statement that separates your Fund's distributions into two categories: ordinary income distributions and capital gains dividends. Ordinary income distributions are generally taxed at your ordinary tax rate; however, as further discussed below, certain ordinary income distributions received from the Fund may be taxed at the capital gains tax rates. Generally, you will treat all capital gains dividends as long-term capital gains regardless of how long you have owned your shares. To determine your actual tax liability for your capital gains dividends, you must calculate your total net capital gain or loss for the tax year after considering all of your other taxable transactions, as described below. In addition, the Fund may make distributions that represent a return of capital for tax purposes and thus will generally not be taxable to you. The tax status of your distributions from the Fund is not affected by whether you reinvest your distributions in additional Shares or receive them in cash. The income from the Fund that you must take into account for federal income tax purposes is not reduced by amounts used to pay a deferred sales fee, if any. The tax laws may require you to treat distributions made to you in January as if you had received them on December 31 of the previous year.

DIVIDENDS RECEIVED DEDUCTION

A corporation that owns shares generally will not be entitled to the dividends received deduction with respect to many dividends received from the Fund because the dividends received deduction is generally not available for distributions from regulated investment companies. However, certain ordinary income dividends on shares that are attributable to qualifying dividends received by the Fund from certain corporations may be designated by the Fund as being eligible for the dividends received deduction.

CAPITAL GAINS AND LOSSES AND CERTAIN ORDINARY INCOME DIVIDENDS

If you are an individual, the maximum marginal federal tax rate for net capital gain is generally 15% (generally 5% for certain taxpayers in the 10% and 15% tax brackets). These capital gains rates are generally effective for taxable years beginning before January 1, 2009. For later periods, if you are an individual, the maximum marginal federal tax rate for net capital gain is generally 20% (10% for certain taxpayers in the 10% and 15% tax brackets). The 20% rate is reduced to 18% and the 10% rate is reduced to 8% for long-term capital gains from most property acquired after December 31, 2000 with a holding period of more than five years.

Net capital gain equals net long-term capital gain minus net short-term capital loss for the taxable year. Capital gain or loss is long-term if the holding period for the asset is more than one year and is short-term if the holding period for the asset is one year or less. You must exclude the date you purchase your shares to determine your holding period. However, if you receive a capital gain dividend from the Fund and sell your Shares at a loss after holding it for six months or less, the loss will be recharacterized as long-term capital loss to the extent of the capital gain dividend received. The tax rates for capital gains realized from assets held for one year or less are generally the same as for ordinary income. The Internal Revenue Code treats certain capital gains as ordinary income in special situations.

Ordinary income dividends received by an individual shareholder from a regulated investment company such as the Fund are generally taxed at the same rates that apply to net capital gain (as discussed above), provided certain holding period requirements are satisfied and provided the dividends are attributable to qualifying dividends received by the Fund itself. These special rules relating to the taxation of ordinary income dividends from regulated investment companies generally apply to taxable years beginning before January 1, 2009. The Fund will provide notice to its shareholders of the amount of any distribution which may be taken into account as a dividend which is eligible for the capital gains tax rates.

SALE OF SHARES

If you sell your Shares, you will generally recognize a taxable gain or loss. To determine the amount of this gain or loss, you must subtract your tax basis in your shares from the amount you receive in the transaction.

TAXES ON PURCHASE AND REDEMPTION OF CREATION UNITS

If you exchange equity securities for Creation Units, you will generally recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time and your aggregate basis in the securities surrendered and the Cash Component paid. If you exchange Creation Units for equity securities, you will generally recognize a gain or loss equal to the difference between your basis in the Creation Units and the aggregate market value of the securities received and the Cash Redemption Amount. The Internal Revenue Service, however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing "wash sales," or on the basis that there has been no significant change in economic position.

DEDUCTIBILITY OF FUND EXPENSES

Expenses incurred and deducted by the Fund will generally not be treated as income taxable to you.


                                DISTRIBUTION PLAN

FTP serves as the distributor of Creation Units for the Fund on an agency basis. FTP does not maintain a secondary market in Shares.

The Board of Trustees has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with its Rule 12b-1 plan, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to reimburse FTP for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are APs for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.

No 12b-1 fees are currently paid by the Fund, and there are no plans to impose these fees. However, in the event 12b-1 fees are charged in the future, because these fees are paid out of the Fund's assets, over time these fees will increase the cost of your investment and may cost you more than certain other types of sales charges.

                                 NET ASSET VALUE

The Fund's NAV is determined as of the close of trading (normally 4:00 p.m., Eastern time) on each day the New York Stock Exchange is open for business. NAV is calculated for the Fund by taking the market price of the Fund's total assets, including interest or dividends accrued but not yet collected, less all liabilities, and dividing such amount by the total number of Shares outstanding. The result, rounded to the nearest cent, is the net asset value per Share. All valuations are subject to review by the Board of Trustees or its delegate.

In determining NAV, expenses are accrued and applied daily and securities and other assets are generally valued as set forth below. Common stocks and other equity securities listed on any national or foreign exchange or on NASDAQ(R) will be valued at the last sale price for all exchanges other than NASDAQ,(R) and the official closing price for NASDAQ,(R) on the exchange or system in which they are principally traded on the valuation date. If there are no transactions on the valuation day, securities traded principally on an exchange or on NASDAQ(R) will be valued at the mean between the most recent bid and ask prices. Equity securities traded in the over-the- counter market are valued at their closing bid prices. Fixed income securities with a remaining maturity of 60 days or more will be valued by the Fund accounting agent using a pricing service. When price quotes are not available, fair market value is based on prices of comparable securities. Fixed income securities maturing within 60 days are valued by the Fund accounting agent on an amortized cost basis. The value of any portfolio security held by a Fund for which reliable market quotations are not readily available or if a valuation is deemed inappropriate will be determined by the Board of Trustees or its designee in a manner that most fairly reflects the fair market value of the security on the valuation date.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Board of Trustees or its delegate at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of Fund NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security's "fair value." As a general principal, the current "fair value" of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. The use of fair value prices by the Fund generally results in the prices used by the Fund differing from the closing sale prices on the applicable exchange and fair value prices may not reflect the actual value of a security. A variety of factors may be considered in determining the fair value of such securities. See the SAI for details.


                             FUND SERVICE PROVIDERS

The Bank of New York is the administrator, custodian and fund accounting and transfer agent for the Fund. Chapman and Cutler LLP, 111 West Monroe Street, Chicago, Illinois 60603, serves as legal counsel to the Fund.


                                   DISCLAIMERS

First Trust does not guarantee the accuracy and/or the completeness of the Index or any data included therein, and First Trust shall have no liability for any errors, omissions or interruptions therein. First Trust makes no warranty, express or implied, as to results to be obtained by the Fund, owners of the Shares of the Fund or any other person or entity from the use of the Index or any data included therein. First Trust makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Index or any data included therein. Without limiting any of the foregoing, in no event shall First Trust have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) arising out of matters relating to the use of the Index, even if notified of the possibility of such damages.

The Fund is not sponsored, endorsed, sold or promoted by The Nasdaq Stock Market, Inc. or its affiliates (NASDAQ(R), with its affiliates, are referred to as the "Corporations"). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of descriptions and disclosures relating to, the Fund. The Corporations make no representation or warranty, express or implied to the owners of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly, or the ability of the NASDAQ-100 Equal Weighted Index(SM) to track general stock market performance. The Corporations' only relationship to First Trust ("Licensee") is in the licensing of the NASDAQ(R), NASDAQ-100(R), NASDAQ-100 Index(R) and NASDAQ-100 Equal Weighted Index(SM) trademarks, and certain trade names of the Corporations and the use of the NASDAQ-100 Equal Weighted Index(SM) which is determined, composed and calculated by NASDAQ(R) without regard to Licensee or the Fund. NASDAQ(R) has no obligation to take the needs of the Licensee or the owners of the Fund into consideration in determining, composing or calculating the NASDAQ-100 Equal Weighted Index(SM). The Corporations are not responsible for and have not participated in the determination of the timing of, prices at, or quantities of the Fund to be issued or in the determination or calculation of the equation by which the Fund is to be converted into cash. The Corporations have no liability in connection with the administration, marketing or trading of the Fund.

THE CORPORATIONS DO NOT GUARANTEE THE ACCURACY AND/OR UNINTERRUPTED CALCULATION OF THE NASDAQ-100 EQUAL WEIGHTED INDEX(SM) OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE NASDAQ-100 EQUAL WEIGHTED INDEX(SM) OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE NASDAQ-100 EQUAL WEIGHTED INDEX(SM) OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE CORPORATIONS HAVE ANY LIABILITY FOR ANY LOST PROFITS OR SPECIAL, INCIDENTAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.


                          ADDITIONAL INDEX INFORMATION

The Index is the equal-weighted version of the NASDAQ-100 Index(R) and represents the largest non-financial domestic and international securities listed on NASDAQ(R). The NASDAQ-100 Index(R) is calculated under a modified capitalization-weighted methodology.

INITIAL ELIGIBILITY CRITERIA*

To be eligible for initial inclusion in the Index, a security must be listed on NASDAQ(R) and meet the following criteria:

   o the security's U.S. listing must be exclusively on NASDAQ(R) (unless the security was dually listed on another U.S. market prior to January 1, 2004 and has continuously maintained such listing);

   o    the security must be of a non-financial company;

   o the security may not be issued by an issuer currently in bankruptcy proceedings;

   o the security must have average daily trading volume of at least 200,000 shares;

   o if the issuer of the security is organized under the laws of a jurisdiction outside the U.S., then such security must have listed options on a recognized options market in the U.S. or be eligible for listed-options trading on a recognized options market in the U.S.;

   o    only one class of security per issuer is allowed;

   o the issuer of the security may not have entered into a definitive agreement or other arrangement which would likely result in the security no longer being Index eligible;

   o the issuer of the security may not have annual financial statements with an audit opinion that is currently withdrawn;

   o the issuer of the security must have "seasoned" on NASDAQ(R) or another recognized market (generally, a company is considered to be seasoned if it has been listed on a market for at least two years; in the case of spin-offs, the operating history of the spin-off will be considered); and

   o if the security would otherwise qualify to be in the top 25% of the securities included in the Index by market capitalization for the six prior consecutive month-ends, then a one-year "seasoning" criterion would apply.

CONTINUED ELIGIBILITY CRITERIA*

To be eligible for continued inclusion in the Index, the following criteria apply:

   o the security's U.S. listing must be exclusively on NASDAQ(R) (unless the security was dually listed on another U.S. market prior to January 1, 2004 and has continuously maintained such listing);

   o    the security must be of a non-financial company;

   o the security may not be issued by an issuer currently in bankruptcy proceedings;

   o the security must have average daily trading volume of at least 200,000 shares (measured annually during the ranking review process);

   o if the issuer of the security is organized under the laws of a jurisdiction outside the U.S., then such security must have listed options on a recognized options market in the U.S. or be eligible for listed-options trading on a recognized options market in the U.S. (measured annually during the ranking review process);

   o the security must have an adjusted market capitalization equal to or exceeding 0.10% of the aggregate adjusted market capitalization of the Index at each month-end. In the event a company does not meet this criterion for two consecutive month-ends, it will be removed from the Index effective after the close of trading on the third Friday of the following month; and

   o the issuer of the security may not have annual financial statements with an audit opinion that is currently withdrawn.

In administering the Index, NASDAQ(R) will exercise reasonable discretion as it deems appropriate.

* For the purposes of Index eligibility criteria, if the security is a depositary receipt representing a security of a non-U.S. issuer, then references to the "issuer" are references to the issuer of the underlying security.

NASDAQ-100 INDEX(R) RANKING REVIEW

Except under extraordinary circumstances that may result in an interim evaluation, NASDAQ-100 Index(R) composition is reviewed on an annual basis as follows (such evaluation is referred to herein as the "Ranking Review"). Securities listed on NASDAQ(R) which meet the applicable eligibility criteria (above) are ranked by market value. NASDAQ-100 Index(R)-eligible securities which are already in the NASDAQ-100 Index(R) and which are ranked in the top 100 eligible securities (based on market value) are retained in the NASDAQ-100 Index.(R) A security that is ranked 101 to 125 is also retained, provided that such security was ranked in the top 100 eligible securities as of the previous Ranking Review. Securities not meeting such criteria are replaced. The replacement securities chosen are those NASDAQ-100 Index(R)-eligible securities not currently in the NASDAQ-100 Index(R) that have the largest market capitalization. The data used in the ranking includes end of October NASDAQ(R) market data and is updated for total shares outstanding submitted in a publicly filed Securities and Exchange Commission document via EDGAR through the end of November.

Generally, the list of annual additions and deletions is publicly announced via a press release in the early part of December. Replacements are made effective after the close of trading on the third Friday in December. Moreover, if at any time during the year a NASDAQ-100 Index(R) security is determined by NASDAQ(R) to become ineligible for continued inclusion in the NASDAQ-100 Index(R) based on the Continued Eligibility Criteria (above), the security will be replaced with the largest market capitalization security not currently in the NASDAQ-100 Index(R) and meeting the Initial NASDAQ-100 Index(R) eligibility criteria listed above.

In addition to the Ranking Review, the securities in the NASDAQ-100 Index(R) are monitored every day by NASDAQ with respect to changes in total shares outstanding arising from secondary offerings, stock repurchases, conversions, or other corporate actions. NASDAQ(R) has adopted the following weight adjustment procedures with respect to such changes. Changes in total shares outstanding arising from stock splits, stock dividends, or spin-offs are generally made to the NASDAQ-100 Index(R) on the evening prior to the effective date of such corporate action. If the change in total shares outstanding arising from other corporate actions is greater than or equal to 5.0%, the change will be made as soon as practicable, normally within ten (10) days of such action. Otherwise, if the change in total shares outstanding is less than 5%, then all such changes are accumulated and made effective at one time on a quarterly basis after the close of trading on the third Friday in each of March, June, September, and December.

INDEX CALCULATION

The Index is an equal-weighted index. The value of the Index equals the aggregate value of the Index share weights, also known as the Index shares, of each of the Index securities multiplied by each such security's NASDAQ(R) Official Closing Price ("NOCP"), divided by Adjusted Base Period Market Value ("ABPMV"), and multiplied by the base value. The ABPMV serves the purpose of scaling such aggregate index value (otherwise in the trillions) to a lower order of magnitude which is more desirable for Index reporting purposes. If trading in an Index security is halted while the market is open, the last NASDAQ(R) traded price for that security is used for all index computations until trading resumes. If trading is halted before the market is open, the previous day's NOCP is used. The Index began on June 20, 2005 at a base value of 1000.00.

The formula for Index value is as follows:

     (Aggregate Adjusted Market Value/ABPMV) X Base Value

The formula for the ABPMV is as follows:

     (Market Value after Adjustments/Market Value before Adjustments) X ABPMV before Adjustments

The Index is generally calculated without regard to cash dividends on component securities.

The Index is calculated using NASDAQ(R) prices (not consolidated) during the day (from 09:30:15 to 16:01:30) and the NOCP for the close. The Index is disseminated every 15 seconds from 09:30:15 to 17:16:00 Eastern time through the NASDAQ Index Dissemination Services(SM) (NIDSSM). The closing value of the Index may change up until 17:15:00 Eastern time due to corrections to the NOCP of the component securities.

INDEX MAINTENANCE

The Index is rebalanced quarterly such that each security is set at a weight of 1.00% of the Index. Index share changes are not made during the quarter however changes arising from stock splits and stock dividends are made to the Index on the evening prior to the effective date of such corporate action. In the case of spin-offs of component securities, the price of the security will be adjusted and a corresponding adjustment will be made to the Index shares of the security such that the weight of the security in the Index will not change. In the case of a special cash dividend or rights issuance, NASDAQ(R) will determine on an individual basis whether to make a change to the price of an Index security. If it is determined that a change will be made, it will become effective on the ex-date and a corresponding adjustment will be made to the Index shares of the security such that the weight of the security in the Index will not change. If a component of the NASDAQ-100 Index(R) changes, the new security will assume the weight of the removed security on the effective date.

INDEX REBALANCING

The Index is rebalanced quarterly such that each security is initially set at a weight of 1.00% of the Index at the time of calculation. The quarterly Index shares are based upon the aggregate capitalization of the Index at the close of trading on the Tuesday in the week immediately preceding the week of the third Friday in March, June, September, and December. Changes to the Index shares will be made effective after the close of trading on the third Friday in March, June, September and December and an adjustment to the ABPMV will be made to ensure continuity of the Index.

Information regarding the methodology for calculating the Index is also found on the NASDAQ(R) website (www.nasdaq.com).

The Fund expects to make changes to its portfolio shortly after changes to the Index are released to the public. Investors will be able to access the holdings of the Fund and the composition and compilation methodology of the Index through the Fund's website at www.ftportfolios.com.

In the event that NASDAQ(R) no longer calculates the Index, if the Index license is terminated or if the identity or character of the Index is materially changed, the Board of Trustees will seek to engage a replacement index. However, if that proves to be impracticable, the Board of Trustees will take whatever action it deems to be in the best interests of the Fund. The Board of Trustees will also take whatever actions it deems to be in the best interests of the Fund if the Fund's Shares are delisted.


                                OTHER INFORMATION

For purposes of the 1940 Act, the Fund is treated as a registered investment company and the acquisition of Shares by other investment companies is subject to the restrictions of Section 12(d)(1) of the 1940 Act.

CONTINUOUS OFFERING

The Fund will issue, on a continuous offering basis, its Shares in one or more groups of a fixed number of Fund Shares (each such group of such specified number of individual Fund Shares, a "Creation Unit Aggregation"). The method by which Creation Unit Aggregations of Fund Shares are created and traded may raise certain issues under applicable securities laws. Because new Creation Unit Aggregations of Shares are issued and sold by the Fund on an ongoing basis, a "distribution," as such term is used in the Securities Act of 1933, as amended (the "Securities Act"), may occur at any point. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery requirement and liability provisions of the Securities Act.

For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Unit Aggregations after placing an order with FTP, breaks them down into constituent Shares and sells such Shares directly to customers, or if it chooses to couple the creation of a supply of new Shares with an active selling effort involving solicitation of secondary market demand for Shares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to a characterization as an underwriter.

Broker-dealer firms should also note that dealers who are not "underwriters" but are effecting transactions in Shares, whether or not participating in the distribution of Shares, are generally required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(3) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. The Trust, on behalf of the Fund, however, has received from the Securities and Exchange Commission an exemption from the prospectus delivery obligation in ordinary secondary market transactions under certain circumstances, on the condition that purchasers are provided with a product description of the Shares. As a result, broker-dealer firms should note that dealers who are not underwriters but are participating in a distribution (as contrasted with ordinary secondary market transactions) and thus dealing with the Shares that are part of an overallotment within the meaning of Section 4(3)(a) of the Securities Act would be unable to take advantage of the prospectus delivery exemption provided by Section 4(3) of the Securities Act. Firms that incur a prospectus delivery obligation with respect to Shares are reminded that, under the Securities Act Rule 153, a prospectus delivery obligation under Section 5(b)(2) of the Securities Act owed to a broker-dealer in connection with a sale on NASDAQ(R) is satisfied by the fact that the prospectus is available from NASDAQ(R) upon request. The prospectus delivery mechanism provided in Rule 153 is available with respect to transactions on a national securities exchange, a trading facility or an alternative trading system.

FOR MORE INFORMATION

For more detailed information on the Fund, several additional sources of information are available to you. The SAI, incorporated by reference into this prospectus, contains detailed information on the Fund's policies and operation. Call the Fund at (800) 621-1675 for shareholder inquiries or to request a free copy of the SAI or for other Fund information. The Fund's SAI is also available on the Fund's website at www.ftportfolios.com.

You may obtain this and other Fund information, including the Codes of Ethics adopted by First Trust, FTP and the Fund, directly from the Securities and Exchange Commission. Information on the Securities and Exchange Commission's website is free of charge. Visit the Securities and Exchange Commission's on-line EDGAR database at http://www.sec.gov or in person at the Securities and Exchange Commission's Public Reference Room in Washington, DC, or call the Securities and Exchange Commission at (202) 551-5850 for information on the

Public Reference Room. You may also request Fund information by writing to the Securities and Exchange Commission's Public Reference Section, 100 F Street, NE, Washington, DC 20549 or by sending an electronic request, along with a duplication fee to publicinfo@sec.gov.

Page 22


                       This page intentionally left blank.

Page 23


                       This page intentionally left blank.

Page 24



                           [BLANK INSIDE BACK COVER]




[GRAPHIC OMITTED]
                                   FIRST TRUST
                     NASDAQ-100 EQUAL WEIGHTED INDEX(SM) FUND

                              1001 Warrenville Road
                                    Suite 300
                              Lisle, Illinois 60532
                                 (800) 621-1675
                              www.ftportfolios.com



                                                     SEC File #:  333-125751
                                                                   811-21774


Back Cover

                       STATEMENT OF ADDITIONAL INFORMATION

                    INVESTMENT COMPANY ACT FILE NO. 811-21774
                        FIRST TRUST EXCHANGE-TRADED FUND
               FIRST TRUST NASDAQ-100 EQUAL WEIGHTED INDEX(SM) FUND
                       STATEMENT OF ADDITIONAL INFORMATION

                              DATED APRIL 25, 2006

         This Statement of Additional Information is not a Prospectus. It should be read in conjunction with the Prospectus dated April 25, 2006 (the "Prospectus") for the First Trust NASDAQ-100 Equal Weighted Index(SM) Fund, a series of the First Trust Exchange-Traded Fund (the "Trust"), as it may be revised from time to time. Capitalized terms used herein that are not defined have the same meaning as in the Prospectus, unless otherwise noted. A copy of the Prospectus may be obtained without charge by writing to the Trust's Distributor, First Trust Portfolios, L.P., 1001 Warrenville Road, Lisle, Illinois 60532 or by calling toll free at (800) 621-1675.


                                TABLE OF CONTENTS

GENERAL DESCRIPTION OF THE TRUST AND THE FUND                               1
EXCHANGE LISTING AND TRADING                                                2
INVESTMENT OBJECTIVE AND POLICIES                                           3
INVESTMENT STRATEGIES                                                       4
SUB-LICENSE AGREEMENT                                                      14
INVESTMENT RISKS                                                           15
FUND MANAGEMENT                                                            20
CUSTODIAN, TRANSFER AGENT AND FUND ACCOUNTING AGENT                        30
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES                        32


                                      -i-



ADDITIONAL INFORMATION                                                     32
PROXY VOTING POLICIES AND PROCEDURES                                       33
CREATION AND REDEMPTION OF CREATION UNIT AGGREGATIONS                      35
FEDERAL TAX MATTERS                                                        44
DETERMINATION OF NAV                                                       50
DIVIDENDS AND DISTRIBUTIONS                                                52
MISCELLANEOUS INFORMATION                                                  52



                                      -ii-




                  GENERAL DESCRIPTION OF THE TRUST AND THE FUND

         The Trust was organized as a Massachusetts business trust on August 8, 2003 and is authorized to issue an unlimited number of shares in one or more series or "Funds." The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust offers Shares in five series, including the First Trust NASDAQ-100 Equal Weighted Index(SM) Fund (the "Fund"), a non-diversified series. This Statement of Additional Information relates only to the Fund. The shares of the Fund are referred to herein as "Shares" or "Fund Shares." Each series of the Trust represents a beneficial interest in a separate portfolio of securities and other assets, with its own objective and policies.

         The Board of Trustees of the Trust has the right to establish additional series in the future, to determine the preferences, voting powers, rights and privileges thereof and to modify such preferences, voting powers, rights and privileges without shareholder approval. Shares of any series may also be divided into one or more classes at the discretion of the Board of Trustees.

         The Trust or any series or class thereof may be terminated at any time by the Board of Trustees upon written notice to the shareholders.

         Each Share has one vote with respect to matters upon which a shareholder vote is required consistent with the requirements of the 1940 Act and the rules promulgated thereunder. Shares of all series of the Trust vote together as a single class except as otherwise required by the 1940 Act, or if the matter being voted on affects only a particular series, and, if a matter affects a particular series differently from other series, the shares of that series will vote separately on such matter.

         The Trust's Declaration of Trust provides that by becoming a shareholder of the Fund, each shareholder shall be expressly held to have agreed to be bound by the provisions of the Declaration. The Declaration may, except in limited circumstances, be amended or supplemented by the Trustees without shareholder vote. The holders of Fund Shares are required to disclose information on direct or indirect ownership of Fund Shares as may be required to comply with various laws applicable to the Fund, and ownership of Fund Shares may be disclosed by the Fund if so required by law or regulation. In addition, pursuant to the Declaration, the Trustees may, in their discretion, require the Trust to redeem Shares held by any shareholder for any reason under terms set by the Trustees. The Trust's Declaration also provides that shareholders may not bring suit on behalf of the Fund without first requesting that the Trustees bring such suit unless there would be irreparable injury to the Fund, or if a majority of the Trustees have a personal financial interest in the action. Trustees are not considered to have a personal financial interest by virtue of being compensated for their services as Trustees.

         The Trust is not required and does not intend to hold annual meetings of shareholders.

         Under Massachusetts law applicable to Massachusetts business trusts, shareholders of such a trust may, under certain circumstances, be held personally liable as partners for its obligations. However, the Declaration of

Trust of the Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust and requires that notice of this disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the Trustees. The Trust's Declaration of Trust further provides for indemnification out of the assets and property of the Trust for all losses and expenses of any shareholder held personally liable for the obligations of the Trust. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust or the Fund itself was unable to meet its obligations.

         The Fund is managed by First Trust Advisors, L.P. (the "Adviser" or "First Trust").

         The Fund offers and issues Shares at net asset value ("NAV") only in aggregations of a specified number of Shares (each a "Creation Unit" or a "Creation Unit Aggregation"), generally in exchange for a basket of equity securities (the "Deposit Securities") included in the Index (as hereinafter defined), together with the deposit of a specified cash payment (the "Cash Component"). The Shares have been approved for listing and secondary trading on The NASDAQ Stock Market, Inc. ("NASDAQ(R)"), subject to notice of issuance. Fund Shares will trade on NASDAQ(R) at market prices that may be below, at or above NAV. Shares are redeemable only in Creation Unit Aggregations and, generally, in exchange for portfolio securities and a specified cash payment. Creation Units are aggregations of 50,000 Shares.

         The Trust reserves the right to offer a "cash" option for creations and redemptions of Fund Shares, although it has no current intention of doing so. Fund Shares may be issued in advance of receipt of Deposit Securities subject to various conditions including a requirement to maintain on deposit with the Trust cash at least equal to 115% of the market value of the missing Deposit Securities. See the "Creation and Redemption of Creation Unit Aggregations" section. In each instance of such cash creations or redemptions, transaction fees may be imposed that will be higher than the transaction fees associated with in-kind creations or redemptions. In all cases, such fees will be limited in accordance with the requirements of the Securities and Exchange Commission (the "SEC") applicable to management investment companies offering redeemable securities.

                          EXCHANGE LISTING AND TRADING

         There can be no assurance that the requirements of NASDAQ(R) necessary to maintain the listing of Shares of the Fund will continue to be met. NASDAQ(R) may, but is not required to, remove the Shares of the Fund from listing if the Fund fails to maintain compliance with NASDAQ(R)'s listing standards. NASDAQ(R) will remove the Shares of the Fund from listing and trading upon termination of the Fund. NASDAQ(R) may have a conflict of interests with respect to the Fund because the Shares are listed on NASDAQ(R) and NASDAQ(R) is also the Index provider.

         As in the case of other stocks traded on NASDAQ(R), customers will have pay transaction-related expenses to execute trades.

         The Fund reserves the right to adjust the price levels of Shares in the future to help maintain convenient trading ranges for investors. Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of the Fund.

                        INVESTMENT OBJECTIVE AND POLICIES

         The Prospectus describes the investment objective and policies of the Fund. The following supplements the information contained in the Prospectus concerning the investment objective and policies of the Fund.

         The Fund is also subject to the following fundamental policies, which may not be changed without approval of the holders of a majority of the outstanding voting securities of the Fund:

                   (1) The Fund may not issue senior securities, except as permitted under the 1940 Act.

                   (2) The Fund may not borrow money, except that the Fund may
         (i) borrow money from banks for temporary or emergency purposes (but not for leverage or the purchase of investments) and (ii) engage in other transactions permissible under the 1940 Act that may involve a borrowing (such as obtaining short-term credits as are necessary for the clearance of transactions, engaging in delayed-delivery transactions, or purchasing certain futures, forward contracts and options), provided that the combination of (i) and (ii) shall not exceed 33-1/3% of the value of the Fund's total assets (including the amount borrowed), less the Fund's liabilities (other than borrowings).

                   (3) The Fund will not underwrite the securities of other issuers except to the extent the Fund may be considered an underwriter under the Securities Act of 1933 (the "1933 Act") in connection with the purchase and sale of portfolio securities.

                   (4) The Fund will not purchase or sell real estate or interests therein, unless acquired as a result of ownership of securities or other instruments (but this shall not prohibit the Fund from purchasing or selling securities or other instruments backed by real estate or of issuers engaged in real estate activities).

                   (5) The Fund may not make loans to other persons, except through (i) the purchase of debt securities permissible under the Fund's investment policies, (ii) repurchase agreements, or (iii) the lending of portfolio securities, provided that no such loan of portfolio securities may be made by the Fund if, as a result, the aggregate of such loans would exceed 33-1/3% of the value of the Fund's total assets.

                   (6) The Fund may not purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from purchasing or selling options, futures contracts, forward contracts or other derivative instruments, or from investing in securities or other instruments backed by physical commodities).

                   (7) Invest 25% or more of the value of its total assets in securities of issuers in any one industry or group of industries, except to the extent that the Index that the Fund replicates, concentrates in an industry or group of industries. This restriction does not apply to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

         Except for restriction (2), if a percentage restriction is adhered to at the time of investment, a later increase in percentage resulting from a change in market value of the investment or the total assets will not constitute a violation of that restriction.

         The foregoing fundamental policies and the investment objective of the Fund may not be changed without the affirmative vote of the majority of the outstanding voting securities of the Fund. The 1940 Act defines a majority vote as the vote of the lesser of (i) 67% or more of the voting securities represented at a meeting at which more than 50% of the outstanding securities are represented; or (ii) more than 50% of the outstanding voting securities. With respect to the submission of a change in an investment policy to the holders of outstanding voting securities of the Fund, such matter shall be deemed to have been effectively acted upon with respect to the Fund if a majority of the outstanding voting securities of the Fund vote for the approval of such matter, notwithstanding that (1) such matter has not been approved by the holders of a majority of the outstanding voting securities of any other series affected by such matter, and (2) such matter has not been approved by the vote of a majority of the outstanding voting securities.

         In addition to the foregoing fundamental policies, the Fund is also subject to strategies and policies discussed herein which, unless otherwise noted, are non-fundamental restrictions and policies which may be changed by the Board of Trustees.

                              INVESTMENT STRATEGIES

         Under normal circumstances, the Fund will invest at least 90% of its total assets in common stocks that comprise the NASDAQ-100 Equal Weighted Index(SM) (the "Index"). Fund Shareholders are entitled to 60 days' notice prior to any change in this non-fundamental investment policy.

TYPES OF INVESTMENTS

         Warrants: The Fund may invest in warrants. Warrants acquired by the Fund entitle it to buy common stock from the issuer at a specified price and time. They do not represent ownership of the securities but only the right to buy them. Warrants are subject to the same market risks as stocks, but may be more volatile in price. The Fund's investment in warrants will not entitle it to receive dividends or exercise voting rights and will become worthless if the warrants cannot be profitably exercised before their expiration date.

         Delayed-Delivery Transactions: The Fund may from time to time purchase securities on a "when-issued" or other delayed-delivery basis. The price of securities purchased in such transactions is fixed at the time the commitment to purchase is made, but delivery and payment for the securities take place at a later date. Normally, the settlement date occurs within 45 days of the purchase. During the period between the purchase and settlement, no payment is made by the Fund to the issuer and no interest is accrued on debt securities or dividend income is earned on equity securities. Delayed-delivery commitments involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in value of the Fund's other assets. While securities purchased in delayed-delivery transactions may be sold prior to the settlement date, the Fund intends to purchase such securities with the purpose of actually acquiring them. At the time the Fund makes the commitment to purchase a security in a delayed-delivery transaction, it will record the transaction and reflect the value of the security in determining its net asset value. The Fund does not believe that net asset value will be adversely affected by purchases of securities in delayed-delivery transactions.

         The Fund will earmark or maintain in a segregated account cash, U.S. Government securities, and high-grade liquid debt securities equal in value to commitments for delayed-delivery securities. Such earmarked or segregated securities will mature or, if necessary, be sold on or before the settlement date. When the time comes to pay for delayed-delivery securities, the Fund will meet its obligations from then-available cash flow, sale of the securities earmarked or held in the segregated account described above, sale of other securities, or, although it would not normally expect to do so, from the sale of the delayed-delivery securities themselves (which may have a market value greater or less than the Fund's payment obligation).

         Illiquid Securities: The Fund may invest in illiquid securities (i.e., securities that are not readily marketable). For purposes of this restriction, illiquid securities include, but are not limited to, restricted securities (securities the disposition of which is restricted under the federal securities laws), securities that may only be resold pursuant to Rule 144A under the 1933 Act, as amended, but that are deemed to be illiquid; and repurchase agreements with maturities in excess of seven days. However, the Fund will not acquire illiquid securities if, as a result, such securities would comprise more than 15% of the value of the Fund's net assets. The Board of Trustees or its delegates has the ultimate authority to determine, to the extent permissible under the federal securities laws, which securities are liquid or illiquid for purposes of this 15% limitation. The Board of Trustees has delegated to First Trust the day-to-day determination of the illiquidity of any equity or fixed-income security, although it has retained oversight and ultimate responsibility for such determinations. Although no definitive liquidity criteria are used, the Board of Trustees has directed First Trust to look to factors such as (i) the nature of the market for a security (including the institutional private resale market; the frequency of trades and quotes for the security; the number of dealers willing to purchase or sell the security; and the amount of time normally needed to dispose of the security, the method of soliciting offers and the mechanics of transfer), (ii) the terms of certain securities or other instruments allowing for the disposition to a third party or the issuer thereof (e.g., certain repurchase obligations and demand instruments), and (iii) other permissible relevant factors.

         Restricted securities may be sold only in privately negotiated transactions or in a public offering with respect to which a registration statement is in effect under the 1933 Act. Where registration is required, the

Fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Fund might obtain a less favorable price than that which prevailed when it decided to sell. Illiquid securities will be priced at fair value as determined in good faith under procedures adopted by the Board of Trustees. If, through the appreciation of illiquid securities or the depreciation of liquid securities, the Fund should be in a position where more than 15% of the value of its net assets are invested in illiquid securities, including restricted securities which are not readily marketable, the Fund will take such steps as is deemed advisable, if any, to protect liquidity.

         Money Market Funds: The Fund may invest in shares of money market funds to the extent permitted by the 1940 Act.

         Temporary Investments: The Fund may, without limit as to percentage of assets, purchase U.S. Government securities or short-term debt securities to keep cash on hand fully invested or for temporary defensive purposes. Short-term debt securities are securities from issuers having a long-term debt rating of at least A or higher by Standard & Poor's Ratings Group ("S&P"), Moody's Investors Service, Inc. ("Moody's") or Fitch, Inc. ("Fitch") and having a maturity of one year or less.

         Short-term debt securities are defined to include, without limitation, the following:

                   (1) U.S. Government securities, including bills, notes and bonds differing as to maturity and rates of interest, which are either issued or guaranteed by the U.S. Treasury or by U.S. Government agencies or instrumentalities. U.S. Government agency securities include securities issued by (a) the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of United States, Small Business Administration, and the Government National Mortgage Association, whose securities are supported by the full faith and credit of the United States; (b) the Federal Home Loan Banks, Federal Intermediate Credit Banks, and the Tennessee Valley Authority, whose securities are supported by the right of the agency to borrow from the U.S. Treasury; (c) Fannie Mae, whose securities are supported by the discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality; and (d) the Student Loan Marketing Association, whose securities are supported only by its credit. While the U.S. Government provides financial support to such U.S. Government-sponsored agencies or instrumentalities, no assurance can be given that it always will do so since it is not so obligated by law. The U.S. Government, its agencies, and instrumentalities do not guarantee the market value of their securities, and consequently, the value of such securities may fluctuate.

                   (2) Certificates of deposit issued against funds deposited in a bank or savings and loan association. Such certificates are for a definite period of time, earn a specified rate of return, and are normally negotiable. If such certificates of deposit are non-negotiable, they will be considered illiquid securities and be subject to the Fund's 15% restriction on investments in illiquid securities. Pursuant to the certificate of deposit, the issuer agrees to pay the amount deposited plus interest to the bearer of the certificate on the date specified thereon. Under current FDIC regulations, the maximum insurance payable as to any one certificate of deposit is $100,000; therefore certificates of deposit purchased by the Fund may not be fully insured.

                   (3) Bankers' acceptances which are short-term credit instruments used to finance commercial transactions. Generally, an acceptance is a time draft drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then "accepted" by a bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date. The acceptance may then be held by the accepting bank as an asset or it may be sold in the secondary market at the going rate of interest for a specific maturity.

                   (4) Repurchase agreements, which involve purchases of debt securities. In such an action, at the time the Fund purchases the security, it simultaneously agrees to resell and redeliver the security to the seller, who also simultaneously agrees to buy back the security at a fixed price and time. This assures a predetermined yield for the Fund during its holding period since the resale price is always greater than the purchase price and reflects an agreed upon market rate. The period of these repurchase agreements will usually be short, from overnight to one week. Such actions afford an opportunity for the Fund to invest temporarily available cash. The Fund may enter into repurchase agreements only with respect to obligations of the U.S. Government, its agencies or instrumentalities; certificates of deposit; or bankers acceptances in which the Fund may invest. In addition, the Fund may only enter into repurchase agreements where the market value of the purchased securities/collateral equals at least 100% of principal including accrued interest and is marked-to-market daily. The risk to the Fund is limited to the ability of the seller to pay the agreed-upon sum on the repurchase date; in the event of default, the repurchase agreement provides that the affected Fund is entitled to sell the underlying collateral. If the value of the collateral declines after the agreement is entered into, however, and if the seller defaults under a repurchase agreement when the value of the underlying collateral is less than the repurchase price, the Fund could incur a loss of both principal and interest. The Fund, however, intends to enter into repurchase agreements only with financial institutions and dealers believed by First Trust to present minimal credit risks in accordance with criteria established by the Board of Trustees. First Trust will review and monitor the creditworthiness of such institutions. First Trust monitors the value of the collateral at the time the action is entered into and at all times during the term of the repurchase agreement. First Trust does so in an effort to determine that the value of the collateral always equals or exceeds the agreed-upon repurchase price to be paid to the Fund. If the seller were to be subject to a federal bankruptcy proceeding, the ability of the Fund to liquidate the collateral could be delayed or impaired because of certain provisions of the bankruptcy laws.

                   (5) Bank time deposits, which are monies kept on deposit with banks or savings and loan associations for a stated period of time at a fixed rate of interest. There may be penalties for the early withdrawal of such time deposits, in which case the yields of these investments will be reduced.

                   (6) Commercial paper, which are short-term unsecured promissory notes, including variable rate master demand notes issued by corporations to finance their current operations. Master demand notes are direct lending arrangements between the Fund and a corporation. There is no secondary market for the notes. However, they are redeemable by the Fund at any time. The portfolio manager will consider the financial condition of the corporation (e.g., earning power, cash flow, and other liquidity ratios) and will continuously monitor the corporation's ability to meet all of its financial obligations, because the Fund's liquidity might be impaired if the corporation were unable to pay principal and interest on demand. The Fund may only invest in commercial paper rated A-1 or better by S&P, Prime-1 or higher by Moody's or Fitch 2 or higher by Fitch.

PORTFOLIO TURNOVER

         The Fund buys and sells portfolio securities in the normal course of its investment activities. The proportion of the Fund's investment portfolio that is sold and replaced with new securities during a year is known as the Fund's portfolio turnover rate. A turnover rate of 100% would occur, for example, if the Fund sold and replaced securities valued at 100% of its net assets within one year. Active trading would result in the payment by the Fund of increased brokerage costs and expenses.

HEDGING STRATEGIES

General Description of Hedging Strategies

         The Fund may engage in hedging activities. First Trust may cause the Fund to utilize a variety of financial instruments, including options, forward contracts, futures contracts (hereinafter referred to as "Futures" or "Futures Contracts"), and options on Futures Contracts to attempt to hedge the Fund's holdings.

         Hedging or derivative instruments on securities generally are used to hedge against price movements in one or more particular securities positions that the Fund owns or intends to acquire. Such instruments may also be used to "lock-in" realized but unrecognized gains in the value of portfolio securities. Hedging instruments on stock indices, in contrast, generally are used to hedge against price movements in broad equity market sectors in which the Fund has invested or expects to invest. Hedging strategies, if successful, can reduce the risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements in the investments being hedged. However, hedging strategies can also reduce the opportunity for gain by offsetting the positive effect of favorable price movements in the hedged investments. The use of hedging instruments is subject to applicable regulations of the SEC, the several options and futures exchanges upon which they are traded, the Commodity Futures Trading Commission (the "CFTC") and various state regulatory authorities. In addition, the Fund's ability to use hedging instruments may be limited by tax considerations.

General Limitations on Futures and Options Transactions

         The Trust has filed a notice of eligibility for exclusion from the definition of the term "commodity pool operator" with the National Futures Association, the futures industry's self-regulatory organization. The Fund will not enter into futures and options transactions if the sum of the initial margin deposits and premiums paid for unexpired options exceeds 5% of the Fund's total assets. In addition, the Fund will not enter into Futures Contracts and options transactions if more than 30% of its net assets would be committed to such instruments.

         The foregoing limitations are not fundamental policies of the Fund and may be changed without shareholder approval as regulatory agencies permit. Various exchanges and regulatory authorities have undertaken reviews of options and Futures trading in light of market volatility. Among the possible actions that have been presented are proposals to adopt new or more stringent daily price fluctuation limits for Futures and options transactions and proposals to increase the margin requirements for various types of futures transactions.

Asset Coverage for Futures and Options Positions

         The Fund will comply with the regulatory requirements of the SEC and the CFTC with respect to coverage of options and Futures positions by registered investment companies and, if the guidelines so require, will earmark or set aside cash, U.S. Government securities, high grade liquid debt securities and/or other liquid assets permitted by the SEC and CFTC in a segregated custodial account in the amount prescribed. Securities earmarked or held in a segregated account cannot be sold while the Futures or options position is outstanding, unless replaced with other permissible assets, and will be marked-to-market daily.

Stock Index Options

         The Fund may purchase stock index options, sell stock index options in order to close out existing positions, and/or write covered options on stock indices for hedging purposes. Stock index options are put options and call options on various stock indices. In most respects, they are identical to listed options on common stocks. The primary difference between stock options and index options occurs when index options are exercised. In the case of stock options, the underlying security, common stock, is delivered. However, upon the exercise of an index option, settlement does not occur by delivery of the securities comprising the index. The option holder who exercises the index option receives an amount of cash if the closing level of the stock index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. This amount of cash is equal to the difference between the closing price of the stock index and the exercise price of the option expressed in dollars times a specified multiple.

         A stock index fluctuates with changes in the market values of the stocks included in the index. For example, some stock index options are based on a broad market index, such as the Standard & Poor's 500 or the Value Line Composite Indices or a more narrow market index, such as the Standard & Poor's
100. Indices may also be based on an industry or market segment. Options on stock indices are currently traded on the following exchanges: the Chicago Board

Options Exchange, the New York Stock Exchange ("NYSE"), NASDAQ(R), the American Stock Exchange, the Pacific Stock Exchange, and the Philadelphia Stock Exchange.

         The Fund's use of stock index options is subject to certain risks. Successful use by the Fund of options on stock indices will be subject to the ability of First Trust to correctly predict movements in the directions of the stock market. This requires different skills and techniques than predicting changes in the prices of individual securities. In addition, the Fund's ability to effectively hedge all or a portion of the securities in its portfolio, in anticipation of or during a market decline through transactions in put options on stock indices, depends on the degree to which price movements in the underlying index correlate with the price movements of the securities held by the Fund. Inasmuch as the Fund's securities will not duplicate the components of an index, the correlation will not be perfect. Consequently, the Fund will bear the risk that the prices of its securities being hedged will not move in the same amount as the prices of its put options on the stock indices. It is also possible that there may be a negative correlation between the index and the Fund's securities, which would result in a loss on both such securities and the options on stock indices acquired by the Fund.

         The hours of trading for options may not conform to the hours during which the underlying securities are traded. To the extent that the options markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying markets that cannot be reflected in the options markets. The purchase of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The purchase of stock index options involves the risk that the premium and transaction costs paid by the Fund in purchasing an option will be lost as a result of unanticipated movements in prices of the securities comprising the stock index on which the option is based.

Certain Considerations Regarding Options

         There is no assurance that a liquid secondary market on an options exchange will exist for any particular option, or at any particular time, and for some options no secondary market on an exchange or elsewhere may exist. If the Fund is unable to close out a call option on securities that it has written before the option is exercised, the Fund may be required to purchase the optioned securities in order to satisfy its obligation under the option to deliver such securities. If the Fund is unable to effect a closing sale transaction with respect to options on securities that it has purchased, it would have to exercise the option in order to realize any profit and would incur transaction costs upon the purchase and sale of the underlying securities.

         The writing and purchasing of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Imperfect correlation between the options and securities markets may detract from the effectiveness of attempted hedging. Options transactions may result in significantly higher transaction costs and portfolio turnover for the Fund.

Futures Contracts

         The Fund may enter into Futures Contracts, including index Futures as a hedge against movements in the equity markets, in order to hedge against changes on securities held or intended to be acquired by the Fund or for other purposes permissible under the Commodity Exchange Act (the "CEA"). The Fund's hedging may include sales of Futures as an offset against the effect of expected declines in stock prices and purchases of Futures as an offset against the effect of expected increases in stock prices. The Fund will not enter into Futures Contracts which are prohibited under the CEA and will, to the extent required by regulatory authorities, enter only into Futures Contracts that are traded on national futures exchanges and are standardized as to maturity date and underlying financial instrument. The principal interest rate Futures exchanges in the United States are the Board of Trade of the City of Chicago and the Chicago Mercantile Exchange. Futures exchanges and trading are regulated under the CEA by the CFTC.

         An interest rate futures contract provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument (e.g., a debt security) or currency for a specified price at a designated date, time and place. An index Futures Contract is an agreement pursuant to which the parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index Futures Contract was originally written. Transaction costs are incurred when a Futures Contract is bought or sold and margin deposits must be maintained. A Futures Contract may be satisfied by delivery or purchase, as the case may be, of the instrument or by payment of the change in the cash value of the index. More commonly, Futures Contracts are closed out prior to delivery by entering into an offsetting transaction in a matching Futures Contract. Although the value of an index might be a function of the value of certain specified securities, no physical delivery of those securities is made. If the offsetting purchase price is less than the original sale price, a gain will be realized. Conversely, if the offsetting sale price is more than the original purchase price, a gain will be realized; if it is less, a loss will be realized. The transaction costs must also be included in these calculations. There can be no assurance, however, that the Fund will be able to enter into an offsetting transaction with respect to a particular Futures Contract at a particular time. If the Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain the margin deposits on the Futures Contract.

         Margin is the amount of funds that must be deposited by the Fund with its custodian in a segregated account in the name of the futures commission merchant in order to initiate Futures trading and to maintain the Fund's open positions in Futures Contracts. A margin deposit is intended to ensure the Fund's performance of the Futures Contract.

         The margin required for a particular Futures Contract is set by the exchange on which the Futures Contract is traded and may be significantly modified from time to time by the exchange during the term of the Futures Contract. Futures Contracts are customarily purchased and sold on margins that may range upward from less than 5% of the value of the Futures Contract being traded.

         If the price of an open Futures Contract changes (by increase in the case of a sale or by decrease in the case of a purchase) so that the loss on the Futures Contract reaches a point at which the margin on deposit does not satisfy margin requirements, the broker will require an increase in the margin. However, if the value of a position increases because of favorable price changes in the Futures Contract so that the margin deposit exceeds the required margin, the broker will pay the excess to the Fund. In computing daily net asset value, the Fund will mark to market the current value of its open Futures Contracts. The Fund expects to earn interest income on its margin deposits.

         Because of the low margin deposits required, Futures trading involves an extremely high degree of leverage. As a result, a relatively small price movement in a Futures Contract may result in immediate and substantial loss, as well as gain, to the investor. For example, if at the time of purchase, 10% of the value of the Futures Contract is deposited as margin, a subsequent 10% decrease in the value of the Futures Contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit, if the Future Contracts were closed out. Thus, a purchase or sale of a Futures Contract may result in losses in excess of the amount initially invested in the Futures Contract. However, the Fund would presumably have sustained comparable losses if, instead of the Futures Contract, it had invested in the underlying financial instrument and sold it after the decline.

         Most United States Futures exchanges limit the amount of fluctuation permitted in Futures Contract prices during a single trading day. The day limit establishes the maximum amount that the price of a Futures Contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of Futures Contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures Contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of Futures positions and subjecting some Futures traders to substantial losses.

         There can be no assurance that a liquid market will exist at a time when the Fund seeks to close out a Futures position. The Fund would continue to be required to meet margin requirements until the position is closed, possibly resulting in a decline in the Fund's net asset value. In addition, many of the contracts discussed above are relatively new instruments without a significant trading history. As a result, there can be no assurance that an active secondary market will develop or continue to exist.

         A public market exists in Futures Contracts covering a number of indices, including, but not limited to, the S&P 500 Index, the S&P 100 Index, the NASDAQ-100 Index(R), the Value Line Composite Index and the New York Stock Exchange Composite Index.

Options on Futures

         The Fund may also purchase or write put and call options on Futures Contracts and enter into closing transactions with respect to such options to terminate an existing position. A futures option gives the holder the right, in return for the premium paid, to assume a long position (call) or short position
(put) in a Futures Contract at a specified exercise price prior to the expiration of the option. Upon exercise of a call option, the holder acquires a long position in the Futures Contract and the writer is assigned the opposite short position. In the case of a put option, the opposite is true. Prior to exercise or expiration, a futures option may be closed out by an offsetting purchase or sale of a futures option of the same series.

         The Fund may use options on Futures Contracts in connection with hedging strategies. Generally, these strategies would be applied under the same market and market sector conditions in which the Fund uses put and call options on securities or indices. The purchase of put options on Futures Contracts is analogous to the purchase of puts on securities or indices so as to hedge the Fund's securities holdings against the risk of declining market prices. The writing of a call option or the purchasing of a put option on a Futures Contract constitutes a partial hedge against declining prices of securities which are deliverable upon exercise of the Futures Contract. If the price at expiration of a written call option is below the exercise price, the Fund will retain the full amount of the option premium which provides a partial hedge against any decline that may have occurred in the Fund's holdings of securities. If the price when the option is exercised is above the exercise price, however, the Fund will incur a loss, which may be offset, in whole or in part, by the increase in the value of the securities held by the Fund that were being hedged. Writing a put option or purchasing a call option on a Futures Contract serves as a partial hedge against an increase in the value of the securities the Fund intends to acquire.

         As with investments in Futures Contracts, the Fund is required to deposit and maintain margin with respect to put and call options on Futures Contracts written by it. Such margin deposits will vary depending on the nature of the underlying Futures Contract (and the related initial margin requirements), the current market value of the option, and other futures positions held by the Fund. The Fund will earmark or set aside in a segregated account at the Fund's custodian, liquid assets, such as cash, U.S. Government securities or other high-grade liquid debt obligations equal in value to the amount due on the underlying obligation. Such segregated assets will be marked-to-market daily, and additional assets will be earmarked or placed in the segregated account whenever the total value of the earmarked or segregated assets falls below the amount due on the underlying obligation.

         The risks associated with the use of options on Futures Contracts include the risk that the Fund may close out its position as a writer of an option only if a liquid secondary market exists for such options, which cannot be assured. The Fund's successful use of options on Futures Contracts depends on First Trust's ability to correctly predict the movement in prices of Futures Contracts and the underlying instruments, which may prove to be incorrect. In addition, there may be imperfect correlation between the instruments being hedged and the Futures Contract subject to the option. For additional information, see "Futures Contracts." Certain characteristics of the futures market might increase the risk that movements in the prices of futures contracts or options on futures contracts might not correlate perfectly with movements in the prices of the investments being hedged. For example, all participants in the futures and options on futures contracts markets are subject to daily variation margin calls and might be compelled to liquidate futures or options on futures contracts positions whose prices are moving unfavorably to avoid being subject to further calls. These liquidations could increase the price volatility of the instruments and distort the normal price relationship between the futures or options and the investments being hedged. Also, because of initial margin deposit requirements, there might be increased participation by speculators in the futures markets. This participation also might cause temporary price distortions. In addition, activities of large traders in both the futures and securities markets involving arbitrage, "program trading," and other investment strategies might result in temporary price distortions.

                              SUBLICENSE AGREEMENT

         The Fund has entered into a sublicense agreement (the "Sublicense Agreement") with First Trust that grants the Fund a nonexclusive and non-transferable sublicense to use certain intellectual property of NASDAQ(R) in connection with the issuance, distribution, marketing and/or promotion of the Fund. Pursuant to the Sublicense Agreement, the Fund has agreed to be bound by certain provisions of a product license agreement between NASDAQ(R) and First Trust (the "Product License Agreement"). Pursuant to the Product License Agreement, the Fund will pay NASDAQ(R) an annual license fee of 0.10% of the average daily NAV of the Fund.

         The Fund is not sponsored, endorsed, sold or promoted by NASDAQ(R) or its affiliates (NASDAQ(R) with its affiliates are referred to as the "Corporations"). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of descriptions and disclosures relating to, the Fund. The Corporations make no representation or warranty, express or implied to the owners of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly, or the ability of the NASDAQ-100 Equal Weighted Index(SM) to track general stock market performance. The Corporations' only relationship to First Trust with respect to the Fund is in the licensing of the NASDAQ(R), NASDAQ-100(R), NASDAQ-100 Index(R) and NASDAQ-100 Equal Weighted Index(SM) trademarks, and certain trade names of the Corporations and the use of the NASDAQ-100 Equal Weighted Index(SM) which is determined, composed and calculated by NASDAQ(R) without regard to First Trust or the Fund. NASDAQ(R) has no obligation to take the needs of First Trust or the owners of the Fund into consideration in determining, composing or calculating the NASDAQ-100 Equal Weighted Index(SM). The Corporations are not responsible for and have not participated in the determination of the timing of, prices at, or quantities of Fund Shares to be issued or in the determination or calculation of the equation by which Fund Shares are to be converted into cash. The Corporations have no liability in connection with the administration, marketing or trading of the Fund.

         THE CORPORATIONS DO NOT GUARANTEE THE ACCURACY AND/OR UNINTERRUPTED CALCULATION OF THE NASDAQ-100 EQUAL WEIGHTED INDEX(SM) OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE PRODUCT(S), OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE NASDAQ-100 EQUAL WEIGHTED INDEX(SM) OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE NASDAQ-100 EQUAL WEIGHTED INDEX(SM) OR ANY DATA

INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE CORPORATIONS HAVE ANY LIABILITY FOR ANY LOST PROFITS OR SPECIAL, INCIDENTAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

                                INVESTMENT RISKS

Overview

         An investment in the Fund should be made with an understanding of the risks which an investment in common stocks entails, including the risk that the financial condition of the issuers of the equity securities or the general condition of the common stock market may worsen and the value of the equity securities and therefore the value of the Fund may decline. The Fund may not be an appropriate investment for those who are unable or unwilling to assume the risks involved generally with an equity investment. The past market and earnings performance of any of the equity securities included in the Fund is not predictive of their future performance. Common stocks are especially susceptible to general stock market movements and to volatile increases and decreases of value as market confidence in and perceptions of the issuers change. These perceptions are based on unpredictable factors including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic or banking crises. First Trust cannot predict the direction or scope of any of these factors. Shareholders of common stocks have rights to receive payments from the issuers of those common stocks that are generally subordinate to those of creditors of, or holders of debt obligations or preferred stocks of, such issuers.

         Shareholders of common stocks of the type held by the Fund have a right to receive dividends only when and if, and in the amounts, declared by the issuer's board of directors and have a right to participate in amounts available for distribution by the issuer only after all other claims on the issuer have been paid. Common stocks do not represent an obligation of the issuer and, therefore, do not offer any assurance of income or provide the same degree of protection of capital as do debt securities. The issuance of additional debt securities or preferred stock will create prior claims for payment of principal, interest and dividends which could adversely affect the ability and inclination of the issuer to declare or pay dividends on its common stock or the rights of holders of common stock with respect to assets of the issuer upon liquidation or bankruptcy. The value of common stocks is subject to market fluctuations for as long as the common stocks remain outstanding, and thus the value of the equity securities in the Fund will fluctuate over the life of the Fund and may be more or less than the price at which they were purchased by the Fund. The equity securities held in the Fund may appreciate or depreciate in value (or pay dividends) depending on the full range of economic and market influences affecting these securities, including the impact of the Fund's purchase and sale of the equity securities and other factors.

         Holders of common stocks incur more risk than holders of preferred stocks and debt obligations because common stockholders, as owners of the entity, have generally inferior rights to receive payments from the issuer in comparison with the rights of creditors of, or holders of debt obligations or preferred stocks issued by, the issuer. Cumulative preferred stock dividends must be paid before common stock dividends and any cumulative preferred stock dividend omitted is added to future dividends payable to the holders of cumulative preferred stock. Preferred stockholders are also generally entitled to rights on liquidation which are senior to those of common stockholders.

ADDITIONAL RISKS OF INVESTING IN THE FUND

Liquidity

         Whether or not the equity securities in the Fund are listed on a securities exchange, the principal trading market for the equity securities may be in the over-the-counter market. As a result, the existence of a liquid trading market for the equity securities may depend on whether dealers will make a market in the equity securities. There can be no assurance that a market will be made for any of the equity securities, that any market for the equity securities will be maintained or that there will be sufficient liquidity of the equity securities in any markets made. The price of the equity securities held by the Fund will be adversely affected if trading markets for the equity securities are limited or absent.

Concentration Risk

         TECHNOLOGY SECTOR. As of April 20, 2006, the Index was concentrated in the securities of technology companies and, as a result, to the extent the Index is concentrated in a given sector, the Fund is also likely to be concentrated.

         Technology companies generally include companies involved in the development, design, manufacture and sale of computers and peripherals, software and services, data networking/communications equipment, internet access/information providers, semiconductors and semiconductor equipment and other related products, systems and services. The market for these products, especially those specifically related to the Internet, is characterized by rapidly changing technology, rapid product obsolescence, cyclical market patterns, evolving industry standards and frequent new product introductions. The success of the issuers of the securities depends in substantial part on the timely and successful introduction of new products. An unexpected change in one or more of the technologies affecting an issuer's products or in the market for products based on a particular technology could have a material adverse effect on an issuer's operating results. Furthermore, there can be no assurance that the issuers of the securities will be able to respond in a timely manner to compete in the rapidly developing marketplace.

         Based on trading history of common stock of technology companies, factors such as announcements of new products or development of new technologies and general conditions of the industry have caused and are likely to cause the market price of high-technology common stocks to fluctuate substantially. In addition, technology company stocks have experienced extreme price and volume fluctuations that often have been unrelated to the operating performance of such companies. This market volatility may adversely affect the market price of the securities held by the Fund.

         Some key components of certain products of technology issuers are currently available only from single sources. There can be no assurance that in the future suppliers will be able to meet the demand for components in a timely and cost effective manner. Accordingly, an issuer's operating results and customer relationships could be adversely affected by either an increase in price for, or an interruption or reduction in supply of, any key components. Additionally, many technology issuers are characterized by a highly concentrated customer base consisting of a limited number of large customers who may require product vendors to comply with rigorous industry standards. Any failure to comply with such standards may result in a significant loss or reduction of sales. Because many products and technologies of technology companies are incorporated into other related products, such companies are often highly dependent on the performance of the personal computer, electronics and telecommunications industries. There can be no assurance that these customers will place additional orders, or that an issuer of securities will obtain orders of similar magnitude as past orders from other customers. Similarly, the success of certain technology companies is tied to a relatively small concentration of products or technologies. Accordingly, a decline in demand of such products, technologies or from such customers could have a material adverse impact on issuers of the securities.

         Many technology companies rely on a combination of patents, copyrights, trademarks and trade secret laws to establish and protect their proprietary rights in their products and technologies. There can be no assurance that the steps taken by the issuers of the securities to protect their proprietary rights will be adequate to prevent misappropriation of their technology or that competitors will not independently develop technologies that are substantially equivalent or superior to such issuers' technology. In addition, due to the increasing public use of the Internet, it is possible that other laws and regulations may be adopted to address issues such as privacy, pricing, characteristics, and quality of Internet products and services. The adoption of any such laws could have a material adverse impact on the securities in the Fund.

         Like many areas of technology, the semiconductor business environment is highly competitive, notoriously cyclical and subject to rapid and often unanticipated change. Recent industry downturns have resulted, in part, from weak pricing, persistent overcapacity, slowdown in Asian demand and a shift in retail personal computer sales toward the low end, or "sub-$1,000" segment. Industry growth is dependent upon several factors, including: the rate of global economic expansion; demand for products such as personal computers and networking and communications equipment; excess productive capacity and the resultant effect on pricing; and the rate of growth in the market for low-priced personal computers.

Small Capitalization and Mid Capitalization Companies

         The equity securities in the Fund may include small cap and mid cap company stocks. Small cap and mid cap company stocks have customarily involved more investment risk than large capitalization stocks. Small cap and mid cap companies may have limited product lines, markets or financial resources; may lack management depth or experience; and may be more vulnerable to adverse general market or economic developments than large cap companies. Some of these companies may distribute, sell or produce products that have recently been brought to market and may be dependent on key personnel.

         The prices of small cap and mid cap company securities are often more volatile than prices associated with large cap company issues, and can display abrupt or erratic movements at times, due to limited trading volumes and less publicly available information. Also, because small cap and mid cap companies normally have fewer shares outstanding and these shares trade less frequently than large cap companies, it may be more difficult for the Fund which contains these equity securities to buy and sell significant amounts of such shares without an unfavorable impact on prevailing market prices. The securities of small cap and mid cap companies are often traded over-the-counter and may not be traded in the volumes typical of a national securities exchange.

License Termination Risk

         The Fund relies on a license from NASDAQ(R) that permits the use of the intellectual property of such party in connection with the name and investment strategies of the Fund. Such license may be terminated by the licensor, and as a result the Fund may lose its ability to use the licensed name or the licensed investment strategy. Accordingly, in the event the license is terminated, it may have a significant effect on the operation of the Fund.

RISKS AND SPECIAL CONSIDERATIONS CONCERNING DERIVATIVES

         In addition to the foregoing, the use of derivative instruments involves certain general risks and considerations as described below.

                   (1) Market Risk. Market risk is the risk that the value of the underlying assets may go up or down. Adverse movements in the value of an underlying asset can expose the Fund to losses. Market risk is the primary risk associated with derivative transactions. Derivative instruments may include elements of leverage and, accordingly, fluctuations in the value of the derivative instrument in relation to the underlying asset may be magnified. The successful use of derivative instruments depends upon a variety of factors, particularly the portfolio manager's ability to predict movements of the securities, currencies, and commodities markets, which may require different skills than predicting changes in the prices of individual securities. There can be no assurance that any particular strategy adopted will succeed. A decision to engage in a derivative transaction will reflect the portfolio manager's judgment that the derivative transaction will provide value to the Fund and its shareholders and is consistent with the Fund's objective, investment limitations, and operating policies.

         In making such a judgment, the portfolio manager will analyze the benefits and risks of the derivative transactions and weigh them in the context of the Fund's overall investments and investment objective.

                   (2) Credit Risk. Credit risk is the risk that a loss may be sustained as a result of the failure of a counterparty to comply with the terms of a derivative instrument. The counterparty risk for exchange-traded derivatives is generally less than for privately-negotiated or over-the-counter ("OTC") derivatives, since generally a clearing agency, which is the issuer or counterparty to each exchange-traded instrument, provides a guarantee of performance. For privately-negotiated instruments, there is no similar clearing agency guarantee. In all transactions, the Fund will bear the risk that the counterparty will default, and this could result in a loss of the expected benefit of the derivative transactions and possibly other losses to the Fund. The Fund will enter into transactions in derivative instruments only with counterparties that First Trust reasonably believes are capable of performing under the contract.

                   (3) Correlation Risk. Correlation risk is the risk that there might be an imperfect correlation, or even no correlation, between price movements of a derivative instrument and price movements of investments being hedged. When a derivative transaction is used to completely hedge another position, changes in the market value of the combined position (the derivative instrument plus the position being hedged) result from an imperfect correlation between the price movements of the two instruments. With a perfect hedge, the value of the combined position remains unchanged with any change in the price of the underlying asset. With an imperfect hedge, the value of the derivative instrument and its hedge are not perfectly correlated. For example, if the value of a derivative instrument used in a short hedge (such as writing a call option, buying a put option or selling a futures contract) increased by less than the decline in value of the hedged investments, the hedge would not be perfectly correlated. This might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which these instruments are traded. The effectiveness of hedges using instruments on indices will depend, in part, on the degree of correlation between price movements in the index and the price movements in the investments being hedged.

                   (4) Liquidity Risk. Liquidity risk is the risk that a derivative instrument cannot be sold, closed out, or replaced quickly at or very close to its fundamental value. Generally, exchange contracts are very liquid because the exchange clearinghouse is the counterparty of every contract. OTC transactions are less liquid than exchange-traded derivatives since they often can only be closed out with the other party to the transaction. The Fund might be required by applicable regulatory requirements to maintain assets as "cover," maintain segregated accounts, and/or make margin payments when it takes positions in derivative instruments involving obligations to third parties (i.e., instruments other than purchase options). If the Fund is unable to close out its positions in such instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expires, matures, or is closed out. These requirements might impair the Fund's ability to sell a security or make an investment at a time when it would otherwise be favorable to do so, or require that the Fund sell a portfolio security at a disadvantageous time. The Fund's ability to sell or close out a position in an instrument prior to expiration or maturity depends upon the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the counterparty to enter into a transaction closing out the position. Due to liquidity risk, there is no assurance that any derivatives position can be sold or closed out at a time and price that is favorable to the Fund.

                   (5) Legal Risk. Legal risk is the risk of loss caused by the unenforceability of a party's obligations under the derivative. While a party seeking price certainty agrees to surrender the potential upside in exchange for downside protection, the party taking the risk is looking for a positive payoff. Despite this voluntary assumption of risk, a counterparty that has lost money in a derivative transaction may try to avoid payment by exploiting various legal uncertainties about certain derivative products.

                   (6) Systemic or "Interconnection" Risk. Systemic or interconnection risk is the risk that a disruption in the financial markets will cause difficulties for all market participants. In other words, a disruption in one market will spill over into other markets, perhaps creating a chain reaction. Much of the OTC derivatives market takes place among the OTC dealers themselves, thus creating a large interconnected web of financial obligations. This interconnectedness raises the possibility that a default by one large dealer could create losses for other dealers and destabilize the entire market for OTC derivative instruments.

                                 FUND MANAGEMENT

         The general supervision of the duties performed for the Fund under the investment management agreement is the responsibility of the Board of Trustees. There are four Trustees of the Trust, one of whom is an "interested person" (as the term is defined in the 1940 Act) and four of whom are Independent Trustees. The Trustees set broad policies for the Fund, choose the Trust's officers and hire the Trust's investment adviser. The officers of the Trust manage its day to day operations and are responsible to the Trust's Board of Trustees. The following is a list of the Trustees and officers of the Trust and a statement of their present positions and principal occupations during the past five years, the number of portfolios each Trustee oversees and the other directorships they hold, if applicable.

                                                                                                   NUMBER OF
                                                                                                   PORTFOLIOS IN
                                                   TERM OF OFFICE                                  FUND COMPLEX       OTHER
                                                   AND YEAR FIRST                                  OVERSEEN BY        TRUSTEESHIPS
NAME, ADDRESS                 POSITION AND         ELECTED OR            PRINCIPAL OCCUPATIONS     TRUSTEE OR         HELD BY
AND DATE OF BIRTH             OFFICES WITH TRUST   APPOINTED             DURING PAST 5 YEARS       OFFICER            TRUSTEE
Trustee who is an
Interested Person of the
Trust
-------------------------
James A. Bowen(1)*            President,           o Indefinite term     President, First          29 Portfolios      None
1001 Warrenville Road,        Chairman of the                            Trust Portfolios and
  Suite 300                   Board, Chief         o 2005                First Trust Advisors;
Lisle, IL 60532               Executive Officer                          Chairman of the Board
D.O.B.: 09/55                 and Trustee                                of Directors, BondWave,
                                                                         LLC and Stonebridge
                                                                         Advisors LLC

                                      -20-


                                                                                                   NUMBER OF
                                                                                                   PORTFOLIOS IN
                                                   TERM OF OFFICE                                  FUND COMPLEX       OTHER
                                                   AND YEAR FIRST                                  OVERSEEN BY        TRUSTEESHIPS
NAME, ADDRESS                 POSITION AND         ELECTED OR            PRINCIPAL OCCUPATIONS     TRUSTEE OR         HELD BY
AND DATE OF BIRTH             OFFICES WITH TRUST   APPOINTED             DURING PAST 5 YEARS       OFFICER            TRUSTEE

Trustees who are not
Interested Persons of the
Trust
-------------------------
Richard E. Erickson           Trustee              o Indefinite term     Physician, President      29 Portfolios      None
c/o First Trust Advisors                                                 Wheaton Orthopedics;
L.P.                                               o 2005                Co-Owner, Co-Director
1001 Warrenville Road,                                                   Sports Med Center for
  Suite 300                                                              Fitness; Limited
Lisle, IL 60532                                                          Partner Gundersen
D.O.B.: 04/51                                                            Real Estate
                                                                         Partnership

Thomas R. Kadlec              Trustee              o Indefinite term     President, ADM            29 Portfolios      None
c/o First Trust Advisors                                                 Derivatives, Inc.
L.P.                                               o 2005                (May 2005 to Present);
1001 Warrenville Road,                                                   Vice President, Chief
  Suite 300                                                              Financial Officer (1990
Lisle, IL 60532                                                          to Present), ADM Investor
D.O.B.: 11/57                                                            Services, Inc. (Futures
                                                                         Commission Merchant);
                                                                         Registered Representative
                                                                         (2000 to Present),
                                                                         Segerdahl & Company,
                                                                         Inc., an NASD member
                                                                         (Broker-Dealer)

Niel B. Nielson               Trustee              o Indefinite term     President (2002 to        29 Portfolios      Director of
c/o First Trust Advisors                                                 Present), Covenant                           Good News
L.P.                                               o 2005                College; Associate                           Publishers -
1001 Warrenville Road,                                                   Pastor (1997 to                              Crossway
  Suite 300                                                              2002), College Church                        Books;
Lisle, IL 60532                                                          in Wheaton                                   Covenant
D.O.B.: 03/54                                                                                                         Transport Inc.


Officers of the Trust
---------------------
Mark R. Bradley               Treasurer,           o Indefinite term     Chief Financial           29 Portfolios      N/A
1001 Warrenville Road,        Controller, Chief                          Officer, Managing
  Suite 300                   Financial Officer    o 2005                Director, First Trust
Lisle, IL 60532               and Chief                                  Portfolios and First
D.O.B.: 11/57                 Accounting Officer                         Trust Advisors; Chief
                                                                         Financial Officer, Bond
                                                                         Wave LLC and Stonebridge
                                                                         Advisors LLC

Susan M. Brix                 Assistant Vice       o Indefinite term     Representative, First     29 Portfolios      N/A
1001 Warrenville Road,        President                                  Trust Portfolios;
  Suite 300                                        o 2005                Assistant Portfolio
Lisle, IL 60532                                                          Manager, First Trust
D.O.B.: 01/60                                                            Advisors


Robert F. Carey               Vice President       o Indefinite term     Senior Vice               29 Portfolios      N/A
1001 Warrenville Road,                                                   President, First
  Suite 300                                        o 2005                Trust Portfolios and
Lisle, IL 60532                                                          First Trust Advisors
D.O.B.: 07/63


James M. Dykas                Assistant            o Indefinite term     Vice President, First     29 Portfolios      N/A
1001 Warrenville Road,        Treasurer                                  Trust Portfolios L.P.
  Suite 300                                        o 2005                (January 2005 to
Lisle, IL 60532                                                          present); Executive
D.O.B.: 01/66                                                            Director of Van Kampen
                                                                         Asset Management and
                                                                         Morgan Stanley Investment
                                                                         Management (1999 to
                                                                         January 2005)

W. Scott Jardine              Secretary and        o Indefinite term     General Counsel,          29 Portfolios      N/A
1001 Warrenville Road,        Chief Compliance                           First Trust
  Suite 300                   Officer              o 2005                Portfolios and First
Lisle, IL 60532                                                          Trust Advisors;
D.O.B.: 05/60                                                            Secretary, BondWave,
                                                                         LLC and Stonebridge
                                                                         Advisors LLC
                                      -21-


                                                                                                   NUMBER OF
                                                                                                   PORTFOLIOS IN
                                                   TERM OF OFFICE                                  FUND COMPLEX       OTHER
                                                   AND YEAR FIRST                                  OVERSEEN BY        TRUSTEESHIPS
NAME, ADDRESS                 POSITION AND         ELECTED OR            PRINCIPAL OCCUPATIONS     TRUSTEE OR         HELD BY
AND DATE OF BIRTH             OFFICES WITH TRUST   APPOINTED             DURING PAST 5 YEARS       OFFICER            TRUSTEE

Daniel J. Lindquist           Vice President       o Indefinite term     Senior Vice               29 Portfolios      N/A
1001 Warrenville Road,                                                   President, First Trust
  Suite 300                                        o 2005                Advisors, L.P.; Vice
Lisle, IL 60532                                                          President, First Trust
D.O.B.: 02/70                                                            Portfolios L.P. (April
                                                                         2004 to present); Chief
                                                                         Operating Officer, Mina
                                                                         Capital Management, LLC
                                                                         (January 2004 to April
                                                                         2004); Chief Operating
                                                                         Officer, Samaritan Asset
                                                                         Management Service, Inc.

Kristi A. Maher               Assistant            o Indefinite term     Assistant General         29 Portfolios      N/A
1001 Warrenville Road,        Secretary                                  Counsel (March 2004 to
  Suite 300                                        o 2005                to Present), First Trust
Lisle, IL 60532                                                          Portfolios and First
D.O.B.: 12/66                                                            Trust Advisors L.P.;
                                                                         Associate (1995 to March
                                                                         2004), Chapman and Cutler LLP

Roger Testin                  Vice President       o Indefinite term     Vice President            29 Portfolios      N/A
1001 Warrenville Road,                                                   (August 2001 to
  Suite 300                                        o 2005                Present), First Trust
Lisle, IL 60532                                                          Advisors; Analyst (1998
D.O.B.: 06/66                                                            to 2001), Dolan Capital
                                                                         Management
____________________

(1) Mr. Bowen is deemed an "interested person" of the Trust due to his position of President of First Trust, investment adviser of the Fund.

         The Board of Trustees of the Trust has four standing committees: the Executive Committee (and Pricing and Dividend Committee), the Nominating and Governance Committee, the Valuation Committee and the Audit Committee. The Executive Committee, which meets between Board meetings, is authorized to exercise all powers of and to act in the place of the Board of Trustees to the extent permitted by the Trust's Declaration of Trust and By-laws. The members of the Executive Committee shall also serve as a special committee of the Board known as the Pricing and Dividend Committee which is authorized to exercise all of the powers and authority of the Board in respect of the declaration and setting of dividends. Messrs. Kadlec and Bowen are members of the Executive Committee. During the last fiscal year, the Executive Committee held one meeting.

         The Nominating and Governance Committee is responsible for appointing and nominating non-interested persons to the Trust's Board of Trustees. Messrs. Erickson, Nielson and Kadlec are members of the Nominating and Governance Committee. If there is no vacancy on the Board of Trustees, the Board will not actively seek recommendations from other parties, including Shareholders. When a vacancy on the Board occurs and nominations are sought to fill such vacancy, the Nominating and Governance Committee may seek nominations from those sources it deems appropriate in its discretion, including Shareholders of the Fund. To submit a recommendation for nomination as a candidate for a position on the Board, Shareholders of the Fund shall mail such recommendation to W. Scott Jardine at the Fund's address, 1001 Warrenville Road, Suite 300, Lisle, Illinois 60532. Such recommendation shall include the following information: (a) evidence of Fund ownership of the person or entity recommending the candidate (if a Fund Shareholder); (b) a full description of the proposed candidate's background, including his or her education, experience, current employment and date of birth; (c) names and addresses of at least three professional references for the candidate; (d) information as to whether the candidate is an "interested person" in relation to the Fund, as such term is defined in the 1940 Act, and such other information that may be considered to impair the candidate's independence; and
(e) any other information that may be helpful to the Committee in evaluating the candidate. If a recommendation is received with satisfactorily completed information regarding a candidate during a time when a vacancy exists on the Board or during such other time as the Nominating and Governance Committee is accepting recommendations, the recommendation will be forwarded to the Chair of the Nominating and Governance Committee and the outside counsel to the Independent Trustees. Recommendations received at any other time will be kept on file until such time as the Nominating and Governance Committee is accepting recommendations, at which point they may be considered for nomination. During the last fiscal year, the Nominating and Governance Committee held two meetings.

         The Valuation Committee is responsible for the oversight of the pricing procedures of the Fund. Messrs. Erickson, Kadlec and Nielson are members of the Valuation Committee. During the last fiscal year, the Valuation Committee held one meeting.

         The Audit Committee is responsible for overseeing the Fund's accounting and financial reporting process, the system of internal controls, audit process and evaluating and appointing independent auditors (subject also to Board approval). Messrs. Erickson, Nielson and Kadlec serve on the Audit Committee. During the last fiscal year, the Audit Committee held two meetings.

         Messrs. Erickson, Nielson, Kadlec and Bowen are also trustees of First Defined Portfolio Fund, LLC, an open-end fund advised by First Trust with 12 portfolios, and of the First Trust Value Line(R) 100 Fund, First Trust Value Line(R) Dividend Fund, First Trust/Four Corners Senior Floating Rate Income Fund, First Trust/Four Corners Senior Floating Rate Income Fund II, Macquarie/First Trust Global Infrastructure/Utilities Dividend & Income Fund, First Trust/Value Line(R) & Ibbotson Equity Allocation Fund, Energy Income and Growth Fund, First Trust/Fiduciary Asset Management Covered Call Fund, First Trust/Aberdeen Global Opportunity Income Fund, First Trust/FIDAC Mortgage Income Fund, First Trust Strategic High Income Fund and First Trust Strategic High Income Fund II, closed-end funds advised by First Trust. None of the trustees who are not "interested persons" of the Fund, nor any of their immediate family members, has ever been a director, officer or employee of, or consultant to, First Trust, First Trust Portfolios or their affiliates. In addition, Mr. Bowen and the other officers of the Trust hold the same positions with the First Defined Portfolio Fund, LLC, First Trust Value Line(R) 100 Fund, First Trust Value Line(R) Dividend Fund, First Trust/Four Corners Senior Floating Rate Income Fund, First Trust/Four Corners Senior Floating Rate Income Fund II, Macquarie/First Trust Global Infrastructure/Utilities Dividend & Income Fund, First Trust/Value Line(R) & Ibbotson Equity Allocation Fund, Energy Income and Growth Fund, First Trust/Fiduciary Asset Management Covered Call Fund, First Trust/Aberdeen Global Opportunity Income Fund, First Trust/FIDAC Mortgage Income Fund, First Trust Strategic High Income Fund and First Trust Strategic High Income Fund II (collectively, the "First Trust Fund Complex") as they hold with the Trust.

         Each fund in the First Trust Fund Complex pays each trustee who is not an officer or employee of First Trust, any sub-adviser or any of their affiliates ("Independent Trustees") an annual retainer of $10,000, which includes compensation for all board and committee meetings. No additional meeting fees are paid in connection with board or committee meetings. Additionally, Mr. Kadlec is paid annual compensation of $10,000 to serve as the Lead Trustee, with such compensation paid by the funds on the First Trust Fund Complex and divided among those funds. Until January 1, 2006, additional fees of $1,000 and $500 were paid to Independent Trustees for special board meetings and non-regular committee meetings, respectively. These additional fees were shared by the funds in the First Trust Fund Complex that participated in the particular meeting and were not per fund fees. Trustees are also reimbursed for travel and out-of-pocket expenses in connection with all meetings.

         The following table sets forth estimated compensation to be paid by the Fund projected during the Fund's first full fiscal year to each of the trustees and estimated total compensation to be paid to each of the trustees by the First Trust Fund Complex for a full calendar year. The Fund has no retirement or pension plans.

                                                              ESTIMATED
                                                          TOTAL COMPENSATION
                             ESTIMATED AGGREGATE             FROM FUND AND
 NAME OF TRUSTEE          COMPENSATION FROM FUND (1)        FUND COMPLEX(2)
 James A. Bowen                       $0                           $0
 Richard E. Erickson                $7,143                      $130,000
 Thomas R. Kadlec                   $7,913                      $140,000
 Niel B. Nielson                    $7,143                      $130,000
-----------------------
(1) The compensation estimated to be paid by the Fund to the trustees for the first full fiscal year for services to the Fund.

(2) The total estimated compensation to be paid to Messrs. Erickson, Kadlec and Nielson, Independent Trustees, from the Fund and Fund Complex for a full calendar year is based on estimated compensation to be paid to these trustees for a full calendar year for services as trustees to the Trust and the First Defined Portfolio Fund, LLC, an open-end fund (with 12 portfolios) advised by First Trust, plus estimated compensation to be paid to these trustees by the First Value Line(R) 100 Fund, the First Trust Value Line(R) Dividend Fund, the First Trust/Four Corners Senior Floating Rate Income Fund, the First Trust/Four Corners Senior Floating Rate Income Fund II, the Macquarie/First Trust Global Infrastructure/Utilities Dividend & Income Fund, the First Trust/Value Line(R) & Ibbotson Equity Allocation Fund, the Energy Income and Growth Fund, the First Trust/Fiduciary Asset Management Covered Call Fund, the First Trust/Aberdeen Global Opportunity Income Fund, the First Trust/FIDAC Mortgage Income Fund, the First Trust Strategic High Income Fund and First Trust Strategic High Income Fund II.

         The Trust has no employees. Its officers are compensated by First
Trust.

         The following table sets forth the dollar range of equity securities beneficially owned by the trustees in the Fund and in other funds overseen by the trustees in the First Trust Fund Complex as of December 31, 2005:

                                                AGGREGATE DOLLAR RANGE OF
                                                 EQUITY SECURITIES IN ALL
                       DOLLAR RANGE OF        REGISTERED INVESTMENT COMPANIES
                      EQUITY SECURITIES           OVERSEEN BY TRUSTEE IN
TRUSTEE                  IN THE FUND             FIRST TRUST FUND COMPLEX
Mr. Bowen                  None                       Over $100,000
Mr. Erickson               None                       $50,001-$100,000
Mr. Kadlec                 None                       $50,001-$100,000
Mr. Nielson                None                       $10,001-$50,000

         As of April 18, 2006, the Trustees of the Trust who are not "interested persons" of the Trust and immediate family members do not own beneficially or of record any class of securities of an investment adviser or principal underwriter of the Fund or any person directly or indirectly controlling, controlled by, or under common control with an investment adviser or principal underwriter of the Fund.

         As of April 18, 2006, First Trust Portfolios L.P. owned both beneficially and of record all of the Shares of the Fund. Due to such ownership, on that date First Trust Portfolios, L.P. would have the ability to control the outcome of any matter presented for approval of the shareholders of the Fund.

         The Board of Trustees, including the Independent Trustees, unanimously approved the Investment Management Agreement (the "Agreement") for the Fund for an initial two-year term at a meeting held on January 23, 2006. The Board of Trustees determined that the Agreement is in the best interests of the Fund in light of the services, expenses and such other matters as the Board considered to be relevant in the exercise of its reasonable business judgment.

         To reach this determination, the Board considered its duties under the 1940 Act as well as under the general principles of state law in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisers with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards of trustees have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. To assist the Board in its evaluation of the Agreement, the Independent Trustees received a report in advance of the Board meeting responding to a request for information from counsel to the Independent Trustees. The report, among other things, outlined the services to be provided by First Trust (including the relevant personnel responsible for these services and their experience and First Trust's Form ADV); the proposed advisory fee as compared to fees charged by investment advisers to comparable funds and as compared to fees charged to other First Trust clients; estimated expenses of the Fund as compared to those of comparable funds; the nature of expenses to be incurred in providing services to the Fund and the potential for economies of scale, if any; financial data on First Trust; fall-out benefits to First Trust and First Trust Portfolios, L.P.; and a summary of First Trust's compliance program (including from regulatory examinations). The Board also applied its business judgment to determine whether the arrangement between the Trust and First Trust is a reasonable business arrangement from the Fund's perspective as well as from the perspective of shareholders.

         In evaluating whether to approve the Agreement, the Board considered the nature, extent and quality of services to be provided under the Agreement, and noted that First Trust employees provide management services to the initial series of the Trust and to other investment companies in the First Trust complex with diligence and care. The Board also considered the compliance program that had been developed by First Trust and the skills of its employees who would be working with the Fund. It also considered the efforts expended by First Trust in organizing the Trust and making arrangements for entities to provide services to the Fund. Since the Fund is newly organized, the Board did not consider investment performance of the Fund, but the Board did consider the one-, three- and five-year performance of the applicable index. The Board concluded it was comfortable that First Trust had the capabilities and resources to oversee the operations of the Fund, including the services to be provided by other service providers.

         The Board also reviewed information showing the advisory fee and estimated expense ratio of the Fund as compared to those of a peer group. They noted that the peer group for the Fund consisted solely of other exchange-traded funds ("ETFs") with characteristics similar to the Fund's, including ETFs for which the underlying portfolio is rebalanced more frequently than annually due to the complexity of the index. The Board noted the services to be provided by First Trust for the annual advisory fee of 0.40% of the Fund's average daily net assets and that the proposed advisory fee for the Fund was below the median of the advisory fees of the peer group. The Board also considered that First Trust has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, brokerage commissions, trading expenses, taxes and extraordinary expenses) from exceeding 0.60% of average daily net assets per year for two years. The Trustees noted that expenses borne by First Trust are proposed to be subject to reimbursement by the Fund for up to three years from the date the fee or expense was incurred, but no reimbursement payment would be made by the Fund if it would result in the Fund exceeding its expense cap, or if the expense cap is no longer in effect, would result in the Fund exceeding an expense ratio equal to its most recent expense cap. The Board considered the fees charged by First Trust to funds with investment objectives and policies similar to the Fund's, noting that those fees generally were higher, except for those funds for which First Trust served as sub-adviser, for which the annual fee usually was 0.35% of average daily net assets, and the Board noted First Trust's statement that the services provided to these funds may not be comparable to those to be provided to the Fund. In light of nature, extent and quality of services to be provided under the Agreement, and in light of First Trust's agreement to waive fees and/or pay Fund expenses for at least two years, the Board determined that the investment advisory fee for the Fund was fair and reasonable.

         Finally, the Board noted First Trust's commitment to attempt to analyze whether economies of scale can be realized as Fund assets increase and operations experience is accumulated, and noted that First Trust intended to continue to make investments in infrastructure and personnel. The Board took the costs to be borne by First Trust in connection with its services to be performed under the Agreement into consideration and noted that First Trust was unable to estimate the profitability of the Agreement to First Trust, but had agreed to cap the Fund's expenses for two years and did not anticipate making a profit in the near term. The Board considered that First Trust had identified as a fall-out benefit to First Trust and First Trust Portfolios, L.P. their exposure to investors and brokers who, in the absence of the Fund or other funds of the Trust, may have had no dealings with First Trust. The Board also noted that

First Trust would not utilize soft dollars in connection with its management of the Fund's portfolio.

         After discussion, the Board of Trustees, including the Independent Trustees, concluded that First Trust had the capabilities, resources and personnel necessary to manage the Fund. Based upon such information as it considered necessary to the exercise of its reasonable business judgment, the Trustees concluded unanimously that it was in the best interests of the Fund to approve the Agreement.

         Investment Adviser. First Trust provides investment tools and portfolios for advisers and investors. First Trust is committed to theoretically sound portfolio construction and empirically verifiable investment management approaches. Its asset management philosophy and investment discipline is deeply rooted in the application of intuitive factor analysis and model implementation to enhance investment decisions.

         First Trust acts as investment adviser for and manages the investment and reinvestment of the assets of the Fund. First Trust also administers the Trust's business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services, and permits any of its officers or employees to serve without compensation as Trustees or officers of the Trust if elected to such positions.

         Pursuant to an Investment Management Agreement between First Trust and the Trust, the Fund has agreed to pay an annual management fee equal to 0.40% of its average daily net assets.

         The Fund is responsible for all its expenses, including the investment advisory fees, costs of transfer agency, custody, fund administration, legal, audit and other services, interest, taxes, sublicensing fees, brokerage commissions and other expenses connected with executions of portfolio transactions, any distribution fees or expenses and extraordinary expenses. Until April 25, 2008, First Trust has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, brokerage commissions and other trading expenses, taxes and extraordinary expenses) from exceeding 0.60% of average net assets. Expenses borne by First Trust are subject to reimbursement by the Fund up to three years from the date the fee or expense was incurred, but no reimbursement payment will be made by the Fund if it would result in the Fund exceeding its expense cap.

         Under the Investment Management Agreement, First Trust shall not be liable for any loss sustained by reason of the purchase, sale or retention of any security, whether or not such purchase, sale or retention shall have been based upon the investigation and research made by any other individual, firm or corporation, if such recommendation shall have been selected with due care and in good faith, except loss resulting from willful misfeasance, bad faith, or gross negligence on the part of First Trust in the performance of its obligations and duties, or by reason of its reckless disregard of its obligations and duties. The Investment Management Agreement continues until April 25, 2008, and thereafter only if approved annually by the Board, including a majority of the Independent Trustees. The Agreement terminates automatically upon assignment and is terminable at any time without penalty as to the Fund by the Board, including a majority of the Independent Trustees, or by vote of the holders of a majority of the Fund's outstanding voting securities on 60 days' written notice to First Trust, or by First Trust on 60 days' written notice to the Fund.

         First Trust is located at 1001 Warrenville Road, Lisle, Illinois 60532.

         Investment Committee. The Investment Committee of First Trust is primarily responsible for the day-to-day management of the Fund. There are currently five members of the Investment Committee, as follows:

                                POSITION WITH               LENGTH OF SERVICE        PRINCIPAL OCCUPATION
NAME                            FIRST TRUST                 WITH FIRST TRUST         DURING PAST FIVE YEARS
Daniel J. Lindquist             Senior Vice President       1-1/2 years              Senior Vice President of First
                                                                                     Trust and First Trust
                                                                                     Portfolios L.P.; Chief
                                                                                     Operating Officer of Mina
                                                                                     Capital Management (2000 to
                                                                                     2003)

Robert F. Carey                 Chief Investment Officer    14 years                 Chief Investment Officer and
                                and Senior Vice President                            Senior Vice President of First
                                                                                     Trust; Senior Vice President
                                                                                     of First Trust Portfolios L.P.

Jon C. Erickson                 Senior Vice President       12 years                 Senior Vice President of First
                                                                                     Trust and First Trust
                                                                                     Portfolios L.P. (August 2002
                                                                                     to present); Vice President of
                                                                                     First Trust and First Trust
                                                                                     Portfolios L.P. (March 1994 to
                                                                                     August 2002)

David G. McGarel                Senior Vice President       8 years                  Senior Vice President of First
                                                                                     Trust and First Trust
                                                                                     Portfolios L.P. (August 2002
                                                                                     to present); Vice President of
                                                                                     First Trust and First Trust
                                                                                     Portfolios L.P. (August 1997
                                                                                     to August 2002)

Roger F. Testin                 Senior Vice President       4 years                  Senior Vice President of First
                                                                                     Trust and First Trust
                                                                                     Portfolios L.P. (August 2001
                                                                                     to present); Analyst, Dolan
                                                                                     Capital Management (1998-2001)

         Daniel J. Lindquist: As Senior Vice President of First Trust, Mr. Lindquist is Chairman of the Investment Committee and presides over Investment Committee meetings.

         David G. McGarel: As the head of First Trust's Strategy Research Group, Mr. McGarel is responsible for developing and implementing quantitative investment strategies for those funds that have investment policies that require them to follow such strategies.

         Jon C. Erickson: As the head of First Trust's Equity Research Group, Mr. Erickson is responsible for determining the securities to be purchased and sold by funds that do not utilize quantitative investment strategies.

         Roger F. Testin: As the head of First Trust's Portfolio Management Group, Mr. Testin is responsible for executing the instructions of the Strategy Research Group and Equity Research Group in the funds' portfolios.

         Robert F. Carey: As First Trust's Chief Investment Officer, Mr. Carey consults with the Investment Committee on market conditions and First Trust's general investment philosophy.

         Compensation. The compensation structure for each member of the Investment Committee is based upon a fixed salary as well as a discretionary bonus determined by the management of First Trust. Salaries are determined by management and are based upon an individual's position and overall value to the firm. Bonuses are also determined by management and are based upon an individual's overall contribution to the success of the firm and the profitability of the firm. Salaries and bonuses for members of the Investment Committee are not based upon criteria such as Fund performance or the value of assets included in the Fund's portfolios. In addition, Mr. Carey, Mr. Erickson and Mr. McGarel also have an indirect ownership stake in the firm and will therefore receive their allocable share of ownership-related distributions.

         The Investment Committee manages the investment vehicles with the number of accounts and assets, as of December 31, 2005, set forth in the table below:

                    ACCOUNTS MANAGED BY INVESTMENT COMMITTEE

                                           NUMBER OF             TOTAL ASSETS
TYPE OF INVESTMENT VEHICLE                  ACCOUNTS             IN ACCOUNTS
Registered Investment Company                  26              $1,492,690,625
Other Pooled Investment Vehicles                0              $            0
Other Accounts                                  0              $            0

         None of the accounts managed by the Investment Committee pay an advisory fee that is based upon the performance of the account. In addition, First Trust believes that there are no material conflicts of interest that may arise in connection with the Investment Committee's management of the Fund's investments and the investments of the other accounts managed by the Investment Committee. However, because the investment strategies of the Fund and other accounts managed by the Investment Committee are based on fairly mechanical investment processes, the Investment Committee may recommend that certain clients sell and other clients buy a given security at the same time. In addition, because the investment strategies of the Fund and other accounts managed by the Investment Committee result in the clients investing in readily available securities, First Trust believes that there should not be material conflicts in the allocation of investment opportunities between the Fund and other accounts managed by the Investment Committee. None of the members of the Investment Committee own interests in the Fund.

         Administrator. The Bank of New York ("BONY") serves as Administrator for the Fund. Its principal address is 101 Barclay St., New York, NY 10286.

         BONY serves as Administrator for the Trust pursuant to a Fund Administration and Accounting Agreement. Under such agreement, BONY is obligated on a continuous basis, to provide such administrative services as the Board reasonably deems necessary for the proper administration of the Trust and the Fund. BONY will generally assist in all aspects of the Trust's and the Fund's operations; supply and maintain office facilities (which may be in BONY's own offices), statistical and research data, data processing services, clerical, accounting, bookkeeping and record keeping services (including, without limitation, the maintenance of such books and records as are required under the 1940 Act and the rules thereunder, except as maintained by other agency agents), internal auditing, executive and administrative services, and stationery and office supplies; prepare reports to shareholders or investors; prepare and file tax returns; supply financial information and supporting data for reports to and filings with the SEC and various state Blue Sky authorities; supply supporting documentation for meetings of the Board; provide monitoring reports and assistance regarding compliance with the Declaration of Trust, by-laws, investment objectives and policies and with federal and state securities laws; and negotiate arrangements with, and supervise and coordinate the activities of, agents and others to supply services.

         Pursuant to the Fund Administration and Accounting Agreement, the Trust has agreed to indemnify the Administrator for certain liabilities, including certain liabilities arising under the federal securities laws, unless such loss or liability results from negligence or willful misconduct in the performance of its duties.

         Pursuant to the Fund Administration and Accounting Agreement between BONY and the Trust, the Fund has agreed to pay such compensation as is mutually agreed from time to time and such out-of-pocket expenses as incurred by BONY in the performance of its duties. This fee is subject to reduction for assets over $1 billion.

        CUSTODIAN, TRANSFER AGENT AND FUND ACCOUNTING AGENT; DISTRIBUTION
                               AND INDEX PROVIDER

         BONY also serves as custodian for the Fund pursuant to a Custody Agreement. As custodian, BONY holds the Fund's assets, calculates the net asset value of Shares and calculates net income and realized capital gains or losses. BONY also serves as transfer agent of the Fund pursuant to a Transfer Agency and Service Agreement. Further, BONY serves as Fund accounting agent pursuant to a Fund Accounting and Administration Agreement. BONY may be reimbursed by the Fund for its out-of-pocket expenses.

         Distributor. First Trust Portfolios, L.P. is the Distributor of the Fund's Shares. Its principal address is 1001 Warrenville Road, Lisle, Illinois 60532. The Distributor has entered into a Distribution Agreement with the Trust pursuant to which it distributes Fund Shares. Shares are continuously offered for sale by the Fund through the Distributor only in Creation Unit Aggregations, as described in the Prospectus and below under the heading "Creation and Redemption of Creation Units."

         12b-1 Plan. The Trust has adopted a Plan of Distribution pursuant to Rule 12b-1 under the 1940 Act (the "Plan") pursuant to which the Fund may reimburse the Distributor up to a maximum annual rate of 0.25% its average daily net assets.

         Under the Plan and as required by Rule 12b-1, the Trustees will receive and review after the end of each calendar quarter a written report provided by the Distributor of the amounts expended under the Plan and the purpose for which such expenditures were made.

         The Plan was adopted in order to permit the implementation of the Fund's method of distribution. However, no such fee is currently charged to the Fund, and there are no plans in place to impose such a fee.

         Aggregations. Fund Shares in less than Creation Unit Aggregations are not distributed by the Distributor. The Distributor will deliver the Prospectus and, upon request, this SAI to persons purchasing Creation Unit Aggregations and will maintain records of both orders placed with it and confirmations of acceptance furnished by it. The Distributor is a broker-dealer registered under the Securities Exchange Act of 1934 (the "Exchange Act") and a member of the National Association of Securities Dealers, Inc. ("NASD").

         The Distribution Agreement provides that it may be terminated as to the Fund at any time, without the payment of any penalty, on at least 60 days' written notice by the Trust to the Distributor (i) by vote of a majority of the Independent Trustees or (ii) by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund. The Distribution Agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act).

         The Distributor may also enter into agreements with securities dealers ("Soliciting Dealers") who will solicit purchases of Creation Unit Aggregations of Fund Shares. Such Soliciting Dealers may also be Participating Parties (as defined in "Procedures for Creation of Creation Unit Aggregations" below) and DTC Participants (as defined in "DTC Acts as Securities Depository for Fund Shares" below).

         Index Provider.  The Index for the Fund is compiled by NASDAQ(R).

         NASDAQ(R) is not affiliated with the Fund or with First Trust. The Fund is entitled to use the Index pursuant to a sublicensing arrangement with First Trust, which in turn has a licensing agreement with NASDAQ(R).

         The only relationships that NASDAQ(R) has with First Trust or the Distributor of the Fund in connection with the Fund are that NASDAQ(R) lists the Shares of the Fund pursuant to its Listing Agreement with the Trust. NASDAQ(R) is not responsible for and has not participated in the determination of pricing or the timing of the issuance or sale of the Shares of the Fund or in the determination or calculation of the asset value of the Fund. NASDAQ(R) has no obligation or liability in connection with the administration, marketing or trading of the Fund.

               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

         As of April 18, 2006, the Distributor is considered to control the Fund. Due to such control, the Distributor may have the ability to affect the outcome of any item voted on by the Fund.

         As of April 18, 2006, the Trustees and officers of the Trust owned, in the aggregate, less than 1% of the interests of the Fund. As of April 18, 2006, the Distributor owned of record 100% of the outstanding voting securities of the Fund.

                             ADDITIONAL INFORMATION

         Book Entry Only System. The following information supplements and should be read in conjunction with the section in the Prospectus entitled "Book Entry."

         DTC Acts as Securities Depository for Fund Shares. Shares of the Fund are represented by securities registered in the name of DTC or its nominee, Cede & Co., and deposited with, or on behalf of, DTC.

         DTC, a limited-purpose trust company, was created to hold securities of its participants (the "DTC Participants") and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities, certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC. More specifically, DTC is owned by a number of its DTC Participants and by the New York Stock Exchange ("NYSE"), NASDAQ(R) and the NASD. Access to the DTC system is also available to others such as banks, brokers, dealers and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (the "Indirect Participants").

         Beneficial ownership of Shares is limited to DTC Participants, Indirect Participants and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in Shares (owners of such beneficial interests are referred to herein as "Beneficial Owners") is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants

(with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase and sale of Shares.

         Conveyance of all notices, statements and other communications to Beneficial Owners is effected as follows. Pursuant to a letter agreement between DTC and the Trust, DTC is required to make available to the Trust upon request and for a fee to be charged to the Trust a listing of the Shares of the Fund held by each DTC Participant. The Trust shall inquire of each such DTC Participant as to the number of Beneficial Owners holding Shares, directly or indirectly, through such DTC Participant. The Trust shall provide each such DTC Participant with copies of such notice, statement or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners. In addition, the Trust shall pay to each such DTC Participants a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

         Fund distributions shall be made to DTC or its nominee, as the registered holder of all Fund Shares. DTC or its nominee, upon receipt of any such distributions, shall immediately credit DTC Participants' accounts with payments in amounts proportionate to their respective beneficial interests in Shares of the Fund as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial owners of Shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a "street name," and will be the responsibility of such DTC Participants.

         The Trust has no responsibility or liability for any aspect of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in such Shares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests, or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants.

         DTC may decide to discontinue providing its service with respect to Shares at any time by giving reasonable notice to the Trust and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Trust shall take action to find a replacement for DTC to perform its functions at a comparable cost.

                      PROXY VOTING POLICIES AND PROCEDURES

         The Trust has adopted a proxy voting policy that seeks to ensure that proxies for securities held by the Fund are voted consistently and solely in the best economic interests of the Fund.

         A senior member of First Trust is responsible for oversight of the Fund's proxy voting process. First Trust has engaged the services of Institutional Shareholder Services, Inc. ("ISS"), to make recommendations to First Trust on the voting of proxies relating to securities held by the Fund.

ISS provides voting recommendations based upon established guidelines and practices. First Trust reviews ISS recommendations and frequently follows the ISS recommendations. However, on selected issues, First Trust may not vote in accordance with the ISS recommendations when First Trust believes that specific ISS recommendations are not in the best interests of the Fund. If First Trust manages the assets of a company or its pension plan and any of First Trust's clients hold any securities of that company, First Trust will vote proxies relating to such company's securities in accordance with the ISS recommendations to avoid any conflict of interest. If a client requests First Trust to follow specific voting guidelines or additional guidelines, First Trust will review the request and inform the client only if First Trust is not able to follow the client's request.

         First Trust has adopted the ISS Proxy Voting Guidelines. While these guidelines are not intended to be all-inclusive, they do provide guidance on First Trust's general voting policies.

         Information regarding how the Fund votes future proxies relating to portfolio securities during the most recent 12-month period ended June 30, will be available upon request and without charge on the Fund's website at www.ftportfolios.com, by calling (800) 621-1675 or by accessing the Securities and Exchange Commission's website at http://www.sec.gov.

         Quarterly Portfolio Schedule. The Trust is required to disclose, after its first and third fiscal quarters, the complete schedule of the Fund's portfolio holdings with the SEC on Form N-Q. Form N-Q for the Fund is available on the SEC's website at http://www.sec.gov. The Fund's Form N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund's Form N-Q is available without charge, upon request, by calling (800) 621-1675 or (800) 983-0903 or by writing to First Trust Portfolios, L.P., 1001 Warrenville Road, Lisle, Illinois 60532.

         Policy Regarding Disclosure of Portfolio Holdings. The Trust has adopted a policy regarding the disclosure of information about the Trust's portfolio holdings. The Board of Trustees of the Trust must approve all material amendments to this policy. The Fund's portfolio holdings are publicly disseminated each day the Fund is open for business through financial reporting and news services, including publicly accessible Internet web sites. In addition, a basket composition file, which includes the security names and share quantities to deliver in exchange for Fund shares, together with estimates and actual cash components, is publicly disseminated daily prior to the opening of NASDAQ(R) via the National Securities Clearing Corporation (NSCC). The basket represents one Creation Unit of the Fund. The Trust, First Trust and BONY will not disseminate non-public information concerning the Trust.

         Code of Ethics. In order to mitigate the possibility that the Fund will be adversely affected by personal trading, the Trust, First Trust and the Distributor have adopted Codes of Ethics under Rule 17j-1 of the 1940 Act. These Codes contain policies restricting securities trading in personal accounts of the officers, Trustees and others who normally come into possession of information on portfolio transactions. These Codes are on public file with, and are available from, the SEC.

              CREATION AND REDEMPTION OF CREATION UNIT AGGREGATIONS

         Creation. The Trust issues and sells Shares of the Fund only in Creation Unit Aggregations on a continuous basis through the Distributor, without a sales load, at their NAVs next determined after receipt, on any Business Day (as defined below), of an order in proper form.

         A "Business Day" is any day on which the NYSE is open for business. As of the date of this SAI, the NYSE observes the following holidays: New Year's Day, Martin Luther King, Jr. Day, Washington's Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

         Deposit of Securities and Deposit or Delivery of Cash. The consideration for purchase of Creation Unit Aggregations of the Fund generally consists of the in-kind deposit of a designated portfolio of equity securities--the "Deposit Securities"--per each Creation Unit Aggregation constituting a substantial replication of the stocks included in the Underlying Index ("Fund Securities") and an amount of cash--the "Cash Component"--computed as described below. Together, the Deposit Securities and the Cash Component constitute the "Fund Deposit," which represents the minimum initial and subsequent investment amount for a Creation Unit Aggregation of the Fund.

         The Cash Component is sometimes also referred to as the Balancing Amount. The Cash Component serves the function of compensating for any differences between the NAV per Creation Unit Aggregation and the Deposit Amount (as defined below). The Cash Component is an amount equal to the difference between the NAV of the Fund Shares (per Creation Unit Aggregation) and the "Deposit Amount"--an amount equal to the market value of the Deposit Securities. If the Cash Component is a positive number (i.e., the NAV per Creation Unit Aggregation exceeds the Deposit Amount), the creator will deliver the Cash Component. If the Cash Component is a negative number (i.e., the NAV per Creation Unit Aggregation is less than the Deposit Amount), the creator will receive the Cash Component.

         The Custodian, through the National Securities Clearing Corporation ("NSCC") (discussed below), makes available on each Business Day, prior to the opening of business on NASDAQ(R) (currently 9:30 a.m., Eastern time), the list of the names and the required number of shares of each Deposit Security to be included in the current Fund Deposit (based on information at the end of the previous Business Day) for the Fund.

         Such Fund Deposit is applicable, subject to any adjustments as described below, in order to effect creations of Creation Unit Aggregations of the Fund until such time as the next-announced composition of the Deposit Securities is made available.

         The identity and number of shares of the Deposit Securities required for a Fund Deposit for the Fund changes as rebalancing adjustments and corporate action events are reflected within the Fund from time to time by First Trust with a view to the investment objective of the Fund. The composition of the Deposit Securities may also change in response to adjustments to the weighting or composition of the Component Stocks of the Underlying Index. In addition, the

Trust reserves the right to permit or require the substitution of an amount of cash--i.e., a "cash in lieu" amount--to be added to the Cash Component to replace any Deposit Security that may not be available in sufficient quantity for delivery or that may not be eligible for transfer through the systems of DTC or the Clearing Process (discussed below), or which might not be eligible for trading by an Authorized Participant (as defined below) or the investor for which it is acting or other relevant reason. Brokerage commissions incurred in connection with the acquisition of Deposit Securities not eligible for transfer through the systems of DTC and hence not eligible for transfer through the Clearing Process (discussed below) will at the expense of the Fund and will affect the value of all Shares; but First Trust, subject to the approval of the Board of Trustees, may adjust the transaction fee within the parameters described above to protect ongoing shareholders. The adjustments described above will reflect changes known to First Trust on the date of announcement to be in effect by the time of delivery of the Fund Deposit, in the composition of the Underlying Index or resulting from certain corporate actions.

         In addition to the list of names and numbers of securities constituting the current Deposit Securities of a Fund Deposit, the Custodian, through the NSCC, also makes available on each Business Day, the estimated Cash Component, effective through and including the previous Business Day, per outstanding Creation Unit Aggregation of the Fund.

         Procedures for Creation of Creation Unit Aggregations. In order to be eligible to place orders with the Distributor and to create a Creation Unit Aggregation of the Fund, an entity must be (i) a "Participating Party," i.e., a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the NSCC (the "Clearing Process"), a clearing agency that is registered with the SEC; or (ii) a DTC Participant (see the Book Entry Only System section), and, in each case, must have executed an agreement with the Distributor, with respect to creations and redemptions of Creation Unit Aggregations ("Participant Agreement") (discussed below). A Participating Party and DTC Participant are collectively referred to as an "Authorized Participant." Investors should contact the Distributor for the names of Authorized Participants that have signed a Participant Agreement. All Fund Shares, however created, will be entered on the records of DTC in the name of Cede & Co. for the account of a DTC Participant.

         All orders to create Creation Unit Aggregations, whether through the Clearing Process (through a Participating Party) or outside the Clearing Process (through a DTC Participant), must be received by the Distributor no later than the closing time of the regular trading session on NASDAQ(R) ("Closing Time") (ordinarily 4:00 p.m., Eastern time) in each case on the date such order is placed in order for creation of Creation Unit Aggregations to be effected based on the NAV of Shares of the Fund as next determined on such date after receipt of the order in proper form. In the case of custom orders, the order must be received by the Distributor no later than 3:00 p.m. Eastern time on the trade date. A custom order may be placed by an Authorized Participant in the event that the Trust permits or requires the substitution of an amount of cash to be added to the Cash Component to replace any Deposit Security which may not be available in sufficient quantity for delivery or which may not be eligible for trading by such Authorized Participant or the investor for which it is acting or other relevant reason. The date on which an order to create Creation Unit Aggregations (or an order to redeem Creation Unit Aggregations, as discussed below) is placed is referred to as the "Transmittal Date." Orders must be transmitted by an Authorized Participant by telephone or other transmission method acceptable to the Distributor pursuant to procedures set forth in the Participant Agreement, as described below (see the Placement of Creation Orders Using Clearing Process and the Placement of Creation Orders Outside Clearing Process sections). Severe economic or market disruptions or changes, or telephone or other communication failure may impede the ability to reach the Distributor or an Authorized Participant.

         All orders from investors who are not Authorized Participants to create Creation Unit Aggregations shall be placed with an Authorized Participant, as applicable, in the form required by such Authorized Participant. In addition, the Authorized Participant may request the investor to make certain representations or enter into agreements with respect to the order, e.g., to provide for payments of cash, when required. Investors should be aware that their particular broker may not have executed a Participant Agreement and that, therefore, orders to create Creation Unit Aggregations of the Fund have to be placed by the investor's broker through an Authorized Participant that has executed a Participant Agreement. In such cases there may be additional charges to such investor. At any given time, there may be only a limited number of broker-dealers that have executed a Participant Agreement. Those placing orders for Creation Unit Aggregations through the Clearing Process should afford sufficient time to permit proper submission of the order to the Distributor prior to the Closing Time on the Transmittal Date. Orders for Creation Unit Aggregations that are effected outside the Clearing Process are likely to require transmittal by the DTC Participant earlier on the Transmittal Date than orders effected using the Clearing Process. Those persons placing orders outside the Clearing Process should ascertain the deadlines applicable to DTC and the Federal Reserve Bank wire system by contacting the operations department of the broker or depository institution effectuating such transfer of Deposit Securities and Cash Component.

         Placement of Creation Orders Using Clearing Process. The Clearing Process is the process of creating or redeeming Creation Unit Aggregations through the Continuous Net Settlement System of the NSCC. Fund Deposits made through the Clearing Process must be delivered through a Participating Party that has executed a Participant Agreement. The Participant Agreement authorizes the Distributor to transmit through the Custodian to NSCC, on behalf of the Participating Party, such trade instructions as are necessary to effect the Participating Party's creation order. Pursuant to such trade instructions to NSCC, the Participating Party agrees to deliver the requisite Deposit Securities and the Cash Component to the Trust, together with such additional information as may be required by the Distributor. An order to create Creation Unit Aggregations through the Clearing Process is deemed received by the Distributor on the Transmittal Date if (i) such order is received by the Distributor not later than the Closing Time on such Transmittal Date and (ii) all other procedures set forth in the Participant Agreement are properly followed.

         Placement of Creation Orders Outside Clearing Process. Fund Deposits made outside the Clearing Process must be delivered through a DTC Participant that has executed a Participant Agreement pre-approved by First Trust and the Distributor. A DTC Participant who wishes to place an order creating Creation Unit Aggregations to be effected outside the Clearing Process does not need to be a Participating Party, but such orders must state that the DTC Participant is not using the Clearing Process and that the creation of Creation Unit Aggregations will instead be effected through a transfer of securities and cash directly through DTC. The Fund Deposit transfer must be ordered by the DTC Participant on the Transmittal Date in a timely fashion so as to ensure the delivery of the requisite number of Deposit Securities through DTC to the account of the Fund by no later than 11:00 a.m., Eastern time, of the next Business Day immediately following the Transmittal Date.

         All questions as to the number of Deposit Securities to be delivered, and the validity, form and eligibility (including time of receipt) for the deposit of any tendered securities, will be determined by the Trust, whose determination shall be final and binding. The amount of cash equal to the Cash Component must be transferred directly to the Custodian through the Federal Reserve Bank wire transfer system in a timely manner so as to be received by the Custodian no later than 2:00 p.m., Eastern time, on the next Business Day immediately following such Transmittal Date. An order to create Creation Unit Aggregations outside the Clearing Process is deemed received by the Distributor on the Transmittal Date if (i) such order is received by the Distributor not later than the Closing Time on such Transmittal Date; and (ii) all other procedures set forth in the Participant Agreement are properly followed. However, if the Custodian does not receive both the required Deposit Securities and the Cash Component by 11:00 a.m. and 2:00 p.m., respectively on the next Business Day immediately following the Transmittal Date, such order will be canceled. Upon written notice to the Distributor, such canceled order may be resubmitted the following Business Day using a Fund Deposit as newly constituted to reflect the then current Deposit Securities and Cash Component. The delivery of Creation Unit Aggregations so created will occur no later than the third
(3rd) Business Day following the day on which the purchase order is deemed received by the Distributor.

         Additional transaction fees may be imposed with respect to transactions effected outside the Clearing Process (through a DTC participant) and in the limited circumstances in which any cash can be used in lieu of Deposit Securities to create Creation Units. (See Creation Transaction Fee section below).

         Creation Unit Aggregations may be created in advance of receipt by the Trust of all or a portion of the applicable Deposit Securities as described below. In these circumstances, the initial deposit will have a value greater than the NAV of the Fund Shares on the date the order is placed in proper form since, in addition to available Deposit Securities, cash must be deposited in an amount equal to the sum of (i) the Cash Component, plus (ii) 115% of the market value of the undelivered Deposit Securities (the "Additional Cash Deposit"). The order shall be deemed to be received on the Business Day on which the order is placed provided that the order is placed in proper form prior to 4:00 p.m., Eastern time, on such date, and federal funds in the appropriate amount are deposited with the Custodian by 11:00 a.m., Eastern time, the following Business Day. If the order is not placed in proper form by 4:00 p.m. or federal funds in the appropriate amount are not received by 11:00 a.m. the next Business Day, then the order may be deemed to be canceled and the Authorized Participant shall be liable to the Fund for losses, if any, resulting therefrom. An additional amount of cash shall be required to be deposited with the Trust, pending delivery of the missing Deposit Securities to the extent necessary to maintain the Additional Cash Deposit with the Trust in an amount at least equal to 115% of the daily marked-to-market value of the missing Deposit Securities. To the extent that missing Deposit Securities are not received by 1:00 p.m., Eastern time, on the third Business Day following the day on which the purchase order is deemed received by the Distributor or in the event a marked-to-market payment is not made within one Business Day following notification by the Distributor that such a payment is required, the Trust may use the cash on deposit to purchase the missing Deposit Securities. Authorized Participants will be liable to the Trust and the Fund for the costs incurred by the Trust in connection with any such purchases. These costs will be deemed to include the amount by which the actual purchase price of the Deposit Securities exceeds the market value of such Deposit Securities on the day the purchase order was deemed received by the Distributor plus the brokerage and related transaction costs associated with such purchases. The Trust will return any unused portion of the Additional Cash Deposit once all of the missing Deposit Securities have been properly received by the Custodian or purchased by the Trust and deposited into the Trust. In addition, a transaction fee, as listed below, will be charged in all cases. The delivery of Creation Unit Aggregations so created will occur no later than the third Business Day following the day on which the purchase order is deemed received by the Distributor.

         Acceptance of Orders for Creation Unit Aggregations. The Trust reserves the absolute right to reject a creation order transmitted to it by the Distributor in respect of the Fund if: (i) the order is not in proper form; (ii) the investor(s), upon obtaining the Fund Shares ordered, would own 80% or more of the currently outstanding shares of the Fund; (iii) the Deposit Securities delivered are not as disseminated for that date by the Custodian, as described above; (iv) acceptance of the Deposit Securities would have certain adverse tax consequences to the Fund; (v) acceptance of the Fund Deposit would, in the opinion of counsel, be unlawful; (vi) acceptance of the Fund Deposit would otherwise, in the discretion of the Trust or First Trust, have an adverse effect on the Trust or the rights of beneficial owners; or (vii) in the event that circumstances outside the control of the Trust, the Custodian, the Distributor and First Trust make it for all practical purposes impossible to process creation orders. Examples of such circumstances include acts of God; public service or utility problems such as fires, floods, extreme weather conditions and power outages resulting in telephone, telecopy and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Trust, First Trust, the Distributor, DTC, NSCC, the Custodian or sub-custodian or any other participant in the creation process, and similar extraordinary events. The Distributor shall notify a prospective creator of a Creation Unit and/or the Authorized Participant acting on behalf of such prospective creator of its rejection of the order of such person. The Trust, the Custodian, any sub-custodian and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Fund Deposits nor shall any of them incur any liability for the failure to give any such notification.

         All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility, and acceptance for deposit of any securities to be delivered shall be determined by the Trust, and the Trust's determination shall be final and binding.

         Creation Transaction Fee. Investors will be required to pay a fixed creation transaction fee, described below, payable to BONY regardless of the number of creations made each day. An additional charge of up to three times the fixed transaction fee (expressed as a percentage of the value of the Deposit Securities) may be imposed for (i) creations effected outside the Clearing

Process; and (ii) cash creations (to offset the Trust's brokerage and other transaction costs associated with using cash to purchase the requisite Deposit Securities). Investors are responsible for the costs of transferring the securities constituting the Deposit Securities to the account of the Trust.

         The Standard Creation/Redemption Transaction Fee for the Fund will be $500. The Maximum Creation/Redemption Transaction Fee for the Fund will be $2,000.

         Redemption of Fund Shares In Creation Units Aggregations. Fund Shares may be redeemed only in Creation Unit Aggregations at their NAV next determined after receipt of a redemption request in proper form by the Fund through the Transfer Agent and only on a Business Day. The Fund will not redeem Shares in amounts less than Creation Unit Aggregations. Beneficial owners must accumulate enough Shares in the secondary market to constitute a Creation Unit Aggregation in order to have such Shares redeemed by the Trust. There can be no assurance, however, that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit Aggregation. Investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of Fund Shares to constitute a redeemable Creation Unit Aggregation.

         With respect to the Fund, the Custodian, through the NSCC, makes available prior to the opening of business on NASDAQ(R) (currently 9:30 a.m., Eastern time) on each Business Day, the identity of the Fund Securities that will be applicable (subject to possible amendment or correction) to redemption requests received in proper form (as described below) on that day. Fund Securities received on redemption may not be identical to Deposit Securities that are applicable to creations of Creation Unit Aggregations.

         Unless cash redemptions are available or specified for the Fund, the redemption proceeds for a Creation Unit Aggregation generally consist of Fund Securities--as announced on the Business Day of the request for redemption received in proper form--plus or minus cash in an amount equal to the difference between the NAV of the Fund Shares being redeemed, as next determined after a receipt of a request in proper form, and the value of the Fund Securities (the "Cash Redemption Amount"), less a redemption transaction fee as listed below. In the event that the Fund Securities have a value greater than the NAV of the Fund Shares, a compensating cash payment equal to the difference is required to be made by or through an Authorized Participant by the redeeming shareholder.

         The right of redemption may be suspended or the date of payment postponed (i) for any period during which the NYSE is closed (other than customary weekend and holiday closings); (ii) for any period during which trading on the NYSE is suspended or restricted; (iii) for any period during which an emergency exists as a result of which disposal of the Shares of the Fund or determination of the Fund's NAV is not reasonably practicable; or (iv) in such other circumstances as is permitted by the SEC.

         Redemption Transaction Fee. A redemption transaction fee is imposed to offset transfer and other transaction costs that may he incurred by the Fund. An additional variable charge for cash redemptions (when cash redemptions are available or specified) for the Fund may be imposed. Investors will also bear the costs of transferring the Fund Securities from the Trust to their account or on their order. Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a redemption of a Creation Unit Aggregation may be charged an additional fee for such services. The redemption transaction fees for the Fund are the same as the creation fees set forth above.

         Placement of Redemption Orders Using Clearing Process. Orders to redeem Creation Unit Aggregations through the Clearing Process must be delivered through a Participating Party that has executed the Participant Agreement. An order to redeem Creation Unit Aggregations using the Clearing Process is deemed received by the Trust on the Transmittal Date if (i) such order is received by the Transfer Agent not later than 4:00 p.m., Eastern time, on such Transmittal Date, and (ii) all other procedures set forth in the Participant Agreement are properly followed; such order will be effected based on the NAV of the Fund as next determined. An order to redeem Creation Unit Aggregations using the Clearing Process made in proper form but received by the Trust after 4:00 p.m., Eastern time, will be deemed received on the next Business Day immediately following the Transmittal Date and will be effected at the NAV next determined on such next Business Day. The requisite Fund Securities and the Cash Redemption Amount will be transferred by the third NSCC Business Day following the date on which such request for redemption is deemed received.

         Placement of Redemption Orders Outside Clearing Process. Orders to redeem Creation Unit Aggregations outside the Clearing Process must be delivered through a DTC Participant that has executed the Participant Agreement. A DTC Participant who wishes to place an order for redemption of Creation Unit Aggregations to be effected outside the Clearing Process does not need to be a Participating Party, but such orders must state that the DTC Participant is not using the Clearing Process and that redemption of Creation Unit Aggregations will instead be effected through transfer of Fund Shares directly through DTC. An order to redeem Creation Unit Aggregations outside the Clearing Process is deemed received by the Trust on the Transmittal Date if (i) such order is received by the Transfer Agent not later than 4:00 p.m., Eastern time on such Transmittal Date; (ii) such order is accompanied or followed by the requisite number of Shares of the Fund, which delivery must be made through DTC to the Custodian no later than 11:00 a.m., Eastern time, (for the Fund Shares) on the next Business Day immediately following such Transmittal Date (the "DTC Cut-Off-Time") and 2:00 p.m., Eastern Time for any Cash Component, if any owed to the Fund; and (iii) all other procedures set forth in the Participant Agreement are properly followed. After the Trust has deemed an order for redemption outside the Clearing Process received, the Trust will initiate procedures to transfer the requisite Fund Securities which are expected to be delivered within three Business Days and the Cash Redemption Amount, if any owed to the redeeming Beneficial Owner to the Authorized Participant on behalf of the redeeming Beneficial Owner by the third Business Day following the Transmittal Date on which such redemption order is deemed received by the Trust.

         The calculation of the value of the Fund Securities and the Cash Redemption Amount to be delivered/received upon redemption will be made by the Custodian according to the procedures set forth under Determination of NAV computed on the Business Day on which a redemption order is deemed received by the Trust. Therefore, if a redemption order in proper form is submitted to the Transfer Agent by a DTC Participant not later than Closing Time on the

Transmittal Date, and the requisite number of Shares of the Fund are delivered to the Custodian prior to the DTC Cut-Off-Time, then the value of the Fund Securities and the Cash Redemption Amount to be delivered/received will be determined by the Custodian on such Transmittal Date. If, however, either (i) the requisite number of Shares of the Fund are not delivered by the DTC Cut-Off-Time, as described above, or (ii) the redemption order is not submitted in proper form, then the redemption order will not be deemed received as of the Transmittal Date. In such case, the value of the Fund Securities and the Cash Redemption Amount to be delivered/received will be computed on the Business Day following the Transmittal Date provided that the Fund Shares of the Fund are delivered through DTC to the Custodian by 11:00 a.m. the following Business Day pursuant to a properly submitted redemption order.

         If it is not possible to effect deliveries of the Fund Securities, the Trust may in its discretion exercise its option to redeem such Fund Shares in cash, and the redeeming Beneficial Owner will be required to receive its redemption proceeds in cash. In addition, an investor may request a redemption in cash that the Fund may, in its sole discretion, permit. In either case, the investor will receive a cash payment equal to the NAV of its Fund Shares based on the NAV of Shares of the Fund next determined after the redemption request is received in proper form (minus a redemption transaction fee and additional charge for requested cash redemptions specified above, to offset the Fund's brokerage and other transaction costs associated with the disposition of Fund Securities). The Fund may also, in its sole discretion, upon request of a shareholder, provide such redeemer a portfolio of securities that differs from the exact composition of the Fund Securities, or cash lieu of some securities added to the Cash Component, but in no event will the total value of the securities delivered and the cash transmitted differ from the NAV. Redemptions of Fund Shares for Fund Securities will be subject to compliance with applicable federal and state securities laws and the Fund (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Unit Aggregations for cash to the extent that the Trust could not lawfully deliver specific Fund Securities upon redemptions or could not do so without first registering the Fund Securities under such laws. An Authorized Participant or an investor for which it is acting subject to a legal restriction with respect to a particular stock included in the Fund Securities applicable to the redemption of a Creation Unit Aggregation may be paid an equivalent amount of cash. The Authorized Participant may request the redeeming Beneficial Owner of the Fund Shares to complete an order form or to enter into agreements with respect to such matters as compensating cash payment, beneficial ownership of shares or delivery instructions.

         The chart below describes in further detail the placement of redemption orders outside the clearing process.

                           TRANSMITTAL            NEXT BUSINESS            SECOND BUSINESS          THIRD BUSINESS
                           DATE (T)               DAY (T+1)                DAY (T+2)                DAY (T+3)

 CREATION THROUGH NSCC

 STANDARD ORDERS           4:00 p.m.              No action.               No action.               Creation Unit
                                                                                                    Aggregations will be
                           Order must be                                                            delivered.
                           received by the
                           Distributor.

                                               -42-


                           TRANSMITTAL            NEXT BUSINESS            SECOND BUSINESS          THIRD BUSINESS
                           DATE (T)               DAY (T+1)                DAY (T+2)                DAY (T+3)


 CUSTOM ORDERS             3:00 p.m.              No action.               No action.               Creation Unit
                                                                                                    Aggregations will be
                           Order must be                                                            delivered.
                           received by the
                           Distributor.

                           Orders received
                           after 3:00 p.m.
                           will be treated as
                           standard orders.

 CREATION OUTSIDE NSCC

 STANDARD ORDERS           4:00 p.m. (ET)         11:00 a.m. (ET)          No action.               Creation Unit
                                                                                                    Aggregations will be
                           Order in proper        Deposit Securities must                           delivered.
                           form must be           be received by the
                           received by the        Fund's account through
                           Distributor. DTC.

                                                  2:00 p.m. (ET)

                                                  Cash Component must be
                                                  received by the
                                                  Custodian.

 STANDARD ORDERS CREATED   4:00 p.m. (ET)         11:00 a.m. (ET)          No action.               1:00 p.m.
 IN ADVANCE OF RECEIPT
 BY THE TRUST OF ALL OR    Order in proper        Available Deposit                                 Missing Deposit
 A PORTION OF THE          form must be           Securities.                                       Securities are due to
 DEPOSIT SECURITIES        received by the                                                          the Trust or the Trust
                           Distributor.           Cash in an amount equal                           may use cash on deposit
                                                  to the sum of (i) the                             to purchase missing
                                                  Cash Component, plus                              Deposit Securities.
                                                  (ii) 115% of the market
                                                  value of the                                      Creation Unit
                                                  undelivered Deposit                               Aggregations will be
                                                  Securities.                                       delivered.

 CUSTOM ORDERS             3:00 p.m.              11:00 a.m. (ET)          No action.               Creation Unit
                                                                                                    Aggregations will be
                           Order in proper        Deposit Securities must                           delivered.
                           form must be           be received by the
                           received by the        Fund's account through
                           Distributor. DTC.

                           Order received         2:00 p.m. (ET)
                           after 3:00 p.m.
                           will be treated as     Cash Component must be
                           standard orders.       received by the Orders
                                                  Custodian.

 REDEMPTION THROUGH NSCC

 STANDARD ORDERS           4:00 p.m. (ET)         No action.               No action.               Fund Securities and Cash
                                                                                                    Redemption Amount will
                           Order must be                                                            be transferred.
                           received by the
                           Transfer Agent.

                           Orders received
                           after 4:00 p.m.
                           (ET) will be deemed
                           received on the
                           next business day
                           (T+1)

                                                     -43-


                           TRANSMITTAL            NEXT BUSINESS            SECOND BUSINESS          THIRD BUSINESS
                           DATE (T)               DAY (T+1)                DAY (T+2)                DAY (T+3)

 CUSTOM ORDERS             3:00 p.m. (ET)         No action.               No action.               Fund Securities and Cash
                                                                                                    Redemption Amount will
                           Order must be                                                            be transferred.
                           received by the
                           Transfer Agent

                           Order received
                           after 3:00 p.m.
                           will be treated as
                           standard orders.

 REDEMPTION OUTSIDE NSCC

 STANDARD ORDERS           4:00 p.m. (ET)         11:00 a.m. (ET)          No action.               Fund Securities and Cash
                                                                                                    Redemption Amount is
                           Order must be          Fund Shares must be                               delivered to the
                           received by the        delivered through DTC                             redeeming beneficial
                           Transfer Agent.        to the Custodian.                                 owner.

                           Order received         2:00 p.m.
                           after 4:00 p.m.
                           (ET) will be deemed    Cash Component, if any,
                           received on the        is due.
                           next business day
                           (T+1).
                                                  *If the order is not in proper
                                                  form or the Fund Shares are
                                                  not delivered, then the order
                                                  will not be deemed received as
                                                  of T.

 CUSTOM ORDERS             3:00 p.m. (ET)         11:00 a.m. (ET)          No action.               Fund Securities and Cash
                                                                                                    Redemption Amount is
                           Order must be          Fund Shares must be                               delivered to the
                           received by the        delivered through DTC                             redeeming beneficial
                           Transfer Agent.        to the Custodian.                                 owner.

                           Order received         2:00 p.m.
                           after 3:00 p.m.
                           will be treated as     Cash Component, if any,
                           standard orders.       is due.

                                                  *If the order is not in proper
                                                  form or the Fund Shares are
                                                  not delivered, then the order
                                                  will not be deemed received as
                                                  of T.

                               FEDERAL TAX MATTERS

         This section summarizes some of the main U.S. federal income tax consequences of owning Shares of the Fund. This section is current as of the date of the Prospectus. Tax laws and interpretations change frequently, and these summaries do not describe all of the tax consequences to all taxpayers. For example, these summaries generally do not describe your situation if you are a corporation, a non-U.S. person, a broker-dealer, or other investor with special circumstances. In addition, this section does not describe your state or foreign tax consequences.

         This federal income tax summary is based in part on the advice of counsel to the Fund. The Internal Revenue Service could disagree with any conclusions set forth in this section. In addition, our counsel was not asked to review, and has not reached a conclusion with respect to the federal income tax treatment of the assets to be deposited in the Fund. This may not be sufficient for prospective investors to use for the purpose of avoiding penalties under federal tax law.

         As with any investment, prospective investors should seek advice based on their individual circumstances from their own tax advisor.

         The Fund intends to qualify annually and to elect to be treated as a regulated investment company under the Internal Revenue Code (the "Code").

         To qualify for the favorable U.S. federal income tax treatment generally accorded to regulated investment companies, the Fund must, among other things, (a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock, securities or foreign currencies or other income derived with respect to its business of investing in such stock, securities or currencies; (b) diversify its holdings so that, at the end of each quarter of the taxable year, (i) at least 50% of the market value of the Fund's assets is represented by cash and cash items (including receivables), U.S. Government securities, the securities of other regulated investment companies and other securities, with such other securities of any one issuer generally limited for the purposes of this calculation to an amount not greater than 5% of the value of the Fund's total assets and not greater than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities (other than U.S. Government securities or the securities of other regulated investment companies) of any one issuer, or two or more issuers which the Fund controls which are engaged in the same, similar or related trades or businesses; and (c) distribute at least 90% of its investment company taxable income (which includes, among other items, dividends, interest and net short-term capital gains in excess of net long-term capital losses) and at least 90% of its net tax-exempt interest income each taxable year.

         As a regulated investment company, the Fund generally will not be subject to U.S. federal income tax on its investment company taxable income (as that term is defined in the Code, but without regard to the deduction for dividends paid) and net capital gain (the excess of net long-term capital gain over net short-term capital loss), if any, that it distributes to shareholders. The Fund intends to distribute to its shareholders, at least annually, substantially all of its investment company taxable income and net capital gain, If the Fund retains any net capital gain or investment company taxable income, it will generally be subject to federal income tax at regular corporate rates on the amount retained. In addition, amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax unless, generally, the Fund distributes during each calendar year an amount equal to the sum of (1) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) at least 98% of its capital gains in excess of its capital losses (adjusted for certain ordinary losses) for the one-year period ending October 31 of the calendar year, and (3) any ordinary income and capital gains for previous years that were not distributed during those years. In order to prevent application of the excise tax, the Fund intends to make its distributions in accordance with the calendar year distribution requirement. A distribution will be treated as paid on December 31 of the current calendar year if it is declared by the Fund in October, November or December with a record date in such a month and paid by the Fund during January of the following calendar year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received.

         If the Fund failed to qualify as a regulated investment company or failed to satisfy the 90% distribution requirement in any taxable year, the Fund would be taxed as an ordinary corporation on its taxable income (even if such income were distributed to its shareholders) and all distributions out of earnings and profits would be taxed to shareholders as ordinary income.

DISTRIBUTIONS

         Dividends paid out of the Fund's investment company taxable income are generally taxable to a shareholder as ordinary income to the extent of the Fund's earnings and profits, whether paid in cash or reinvested in additional shares. However, pursuant to the "Jobs and Growth Tax Relief Reconciliation Act of 2003" (the "Tax Act"), certain ordinary income distributions received from the Fund may be taxed at capital gains tax rates. In particular, under the Tax Act, ordinary income dividends received by an individual shareholder from a regulated investment company such as the Fund are generally taxed at the same rates that apply to net capital gain, provided that certain holding period requirements are satisfied and provided the dividends are attributable to qualifying dividends received by the Fund itself. Dividends received by the Fund from REITs and foreign corporations are qualifying dividends eligible for this lower tax rate only in certain circumstances.

         These special rules relating to the taxation of ordinary income dividends from regulated investment companies generally apply to taxable years beginning before January 1, 2009. The Fund will provide notice to its shareholders of the amount of any distributions which may be taken into account as a dividend which is eligible for the capital gains tax rates. The Fund can not make any guarantees as to the amount of any distribution which will be regarded as a qualifying dividend.

         A corporation that owns Shares generally will not be entitled to the dividends received deduction with respect to many dividends received from the Fund because the dividends received deduction is generally not available for distributions from regulated investment companies. However, certain ordinary income dividends on Shares that are attributable to qualifying dividends received by the Fund from certain domestic corporations may be designated by the Fund as being eligible for the dividends received deduction.

         Distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss), if any, properly designated as capital gain dividends are taxable to a shareholder as long-term capital gains, regardless of how long the shareholder has held Fund Shares. Shareholders receiving distributions in the form of additional Shares, rather than cash, generally will have a cost basis in each such Share equal to the value of a Share of the Fund on the reinvestment date. A distribution of an amount in excess of the Fund's current and accumulated earnings and profits will be treated by a shareholder as a return of capital which is applied against and reduces the shareholder's basis in his or her Shares. To the extent that the amount of any such distribution exceeds the shareholder's basis in his or her Shares, the excess will be treated by the shareholder as gain from a sale or exchange of the Shares.

         Shareholders will be notified annually as to the U.S. federal income tax status of distributions, and shareholders receiving distributions in the form of additional Shares will receive a report as to the value of those Shares.

SALE OR EXCHANGE OF FUND SHARES

         Upon the sale or other disposition of Shares of the Fund, which a shareholder holds as a capital asset, such a shareholder may realize a capital gain or loss which will be long-term or short-term, depending upon the shareholder's holding period for the Shares. Generally, a shareholder's gain or loss will be a long-term gain or loss if the Shares have been held for more than one year.

         Any loss realized on a sale or exchange will be disallowed to the extent that Shares disposed of are replaced (including through reinvestment of dividends) within a period of 61 days beginning 30 days before and ending 30 days after disposition of Shares or to the extent that the shareholder, during such period, acquires or enters into an option or contract to acquire, substantially identical stock or securities. In such a case, the basis of the Shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on a disposition of Fund Shares held by the shareholder for six months or less will be treated as a long-term capital loss to the extent of any distributions of long-term capital gain received by the shareholder with respect to such Shares.

TAXES ON PURCHASE AND REDEMPTION OF CREATION UNITS

         If a shareholder exchanges equity securities for Creation Units the shareholder will generally recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time and the shareholder's aggregate basis in the securities surrendered and the Cash Component paid. If a shareholder exchanges Creation Units for equity securities, then the shareholder will generally recognize a gain or loss equal to the difference between the shareholder's basis in the Creation Units and the aggregate market value of the securities received and the Cash Redemption Amount. The Internal Revenue Service, however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing "wash sales," or on the basis that there has been no significant change in economic position.

NATURE OF FUND'S INVESTMENTS

         Certain of the Fund's investment practices are subject to special and complex federal income tax provisions that may, among other things, (i) disallow, suspend or otherwise limit the allowance of certain losses or deductions, (ii) convert lower taxed long-term capital gain into higher taxed short-term capital gain or ordinary income, (iii) convert an ordinary loss or a deduction into a capital loss (the deductibility of which is more limited), (iv) cause the Fund to recognize income or gain without a corresponding receipt of cash, (v) adversely affect the time as to when a purchase or sale of stock or securities is deemed to occur and (vi) adversely alter the characterization of certain complex financial transactions.

FUTURES CONTRACTS AND OPTIONS

         The Fund's transactions in futures contracts and options will be subject to special provisions of the Code that, among other things, may affect the character of gains and losses realized by the Fund (i.e., may affect whether gains or losses are ordinary or capital, or short-term or long-term), may accelerate recognition of income to the Fund and may defer Fund losses. These rules could, therefore, affect the character, amount and timing of distributions to shareholders. These provisions also (a) will require the Fund to mark-to-market certain types of the positions in its portfolio (i.e., treat them as if they were closed out), and (b) may cause the Fund to recognize income without receiving cash with which to make distributions in amounts necessary to satisfy the 90% distribution requirement for qualifying to be taxed as a regulated investment company and the 98% distribution requirement for avoiding excise taxes.

BACKUP WITHHOLDING

         The Fund may be required to withhold U.S. federal income tax from all taxable distributions and sale proceeds payable to shareholders who fail to provide the Fund with their correct taxpayer identification number or to make required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. The withholding percentage is 28% until 2011, when the percentage will revert to 31% unless amended by Congress. Corporate shareholders and certain other shareholders specified in the Code generally are exempt from such backup withholding. This withholding is not an additional tax. Any amounts withheld may be credited against the shareholder's U.S. federal income tax liability.

NON-U.S. SHAREHOLDERS

         U.S. taxation of a shareholder who, as to the United States, is a nonresident alien individual, a foreign trust or estate, a foreign corporation or foreign partnership ("non-U.S. shareholder") depends on whether the income of the Fund is "effectively connected" with a U.S. trade or business carried on by the shareholder.

         Income Not Effectively Connected. If the income from the Fund is not "effectively connected" with a U.S. trade or business carried on by the non-U.S. shareholder, distributions of investment company taxable income will generally be subject to a U.S. tax of 30% (or lower treaty rate), which tax is generally withheld from such distributions.

         Distributions of capital gain dividends and any amounts retained by the Fund which are designated as undistributed capital gains will not be subject to U.S. tax at the rate of 30% (or lower treaty rate) unless the non-U.S. shareholder is a nonresident alien individual and is physically present in the United States for more than 182 days during the taxable year and meets certain other requirements. However, this 30% tax on capital gains of nonresident alien individuals who are physically present in the United States for more than the 182 day period only applies in exceptional cases because any individual present in the United States for more than 182 days during the taxable year is generally treated as a resident for U.S. income tax purposes; in that case, he or she would be subject to U.S. income tax on his or her worldwide income at the, graduated rates applicable to U.S. citizens, rather than the 30% U.S. tax. In the case of a non-U.S. shareholder who is a nonresident alien individual, the Fund may be required to withhold U.S. income tax from distributions of net capital gain unless the non-U.S. shareholder certifies his or her non-U.S. status under penalties of perjury or otherwise establishes an exemption. If a non-U.S. shareholder is a nonresident alien individual, any gain such shareholder realizes upon the sale or exchange of such shareholder's shares of the Fund in the United States will ordinarily be exempt from U.S. tax unless the gain is U.S. source income and such shareholder is physically present in the United States for more than 182 days during the taxable year and meets certain other requirements.

         Under the provisions of the American Jobs Creation Act of 2004 (the "2004 Tax Act"), dividends paid by the Fund to shareholders who are nonresident aliens or foreign entities that are derived from short-term capital gains and qualifying net interest income (including income from original issue discount and market discount), and that are properly designated by the Fund as "interest-related dividends" or "short-term capital gain dividends," will generally not be subject to United States withholding tax, provided that the income would not be subject to federal income tax if earned directly by the foreign shareholder. In addition, pursuant to the 2004 Tax Act, capital gains distributions attributable to gains from U.S. real property interests (including certain U.S. real property holding corporations) will generally be subject to United States withholding tax and will give rise to an obligation on the part of the foreign shareholder to file a United States tax return. The provisions contained in the legislation relating to distributions to shareholders who are nonresident aliens or foreign entities generally would apply to distributions with respect to taxable years of the Fund beginning after December 31, 2004 and before January 1, 2008.

         Income Effectively Connected. If the income from the Fund is "effectively connected" with a U.S. trade or business carried on by a non-U.S. shareholder, then distributions of investment company taxable income and capital gain dividends, any amounts retained by the Fund which are designated as undistributed capital gains and any gains realized upon the sale or exchange of shares of the Fund will be subject to U.S. income tax at the graduated rates applicable to U.S. citizens, residents and domestic corporations. Non-U.S. corporate shareholders may also be subject to the branch profits tax imposed by the Code. The tax consequences to a non-U.S. shareholder entitled to claim the benefits of an applicable tax treaty may differ from those described herein. Non-U.S. shareholders are advised to consult their own tax advisors with respect to the particular tax consequences to them of an investment in the Fund.

OTHER TAXATION

         Fund shareholders may be subject to state, local and foreign taxes on their Fund distributions. Shareholders are advised to consult their own tax advisors with respect to the particular tax consequences to them of an investment in the Fund.

                              DETERMINATION OF NAV

         The following information supplements and should be read in conjunction with the section in the Prospectus entitled "Net Asset Value."

         The per share NAV of the Fund is determined by dividing the total value of the securities and other assets, less liabilities, by the total number of Shares outstanding. The Fund's NAV may not be calculated on days during which the Fund receives no orders to purchase shares and no shares are tendered for redemption. In determining NAV, portfolio securities for the Fund for which accurate market quotations are readily available will be valued by the Fund accounting agent as follows:

                   (1) Common stocks and other equity securities listed on any national or foreign exchange or on NASDAQ(R) will be valued at the last sale price for all exchanges other than NASDAQ(R) and the official closing price for NASDAQ(R) on the exchange or system in which they are principally traded on the valuation date. If there are no transactions on the valuation day, securities traded principally on an exchange or on NASDAQ(R) will be valued at the mean between the most recent bid and ask prices.

                   (2) Securities traded in the over-the-counter market are valued at their closing bid prices.

                   (3) Exchange traded options and futures contracts will be valued at the closing price in the market where such contracts are principally traded. Over-the-counter options and futures contracts will be valued at their closing bid prices.

                   (4) Forward foreign currency exchange contracts which are traded in the United States on regulated exchanges will be valued by calculating the mean between the last bid and asked quotations supplied to a pricing service by certain independent dealers in such contracts.

         In addition, the following types of securities will be valued as follows:

                   (1) Fixed income securities with a remaining maturity of 60 days or more will be valued by the fund accounting agent using a pricing service. When price quotes are not available, fair market value is based on prices of comparable securities.

                   (2) Fixed income securities maturing within 60 days are valued by the fund accounting agent on an amortized cost basis.

                   (3) Repurchase agreements will be valued as follows. Overnight repurchase agreements will be valued at cost. Term purchase agreements (i.e., those whose maturity exceeds seven days) will be valued by First Trust at the average of the bid quotations obtained daily from at least two recognized dealers.

                   (4) Structured Products, including currency-linked notes, credit-linked notes and other similar instruments, will be valued by the Fund Accounting Agent using a pricing service or quotes provided by the selling dealer or financial institution. When price quotes are not available, fair market value is based on prices of comparable securities. Absent a material difference between the exit price for a particular structured product and the market rates for similar transactions, the structured product will be valued at its exit price.

                   (5) Interest rate swaps and credit default swaps will be valued by the Fund Accounting Agent using a pricing service or quotes provided by the selling dealer or financial institution. When price quotes are not available, fair market value is based on prices of comparable securities. Absent a material difference between the exit price for a particular swap and the market rates for similar transactions, the swap will be valued at its exit price.

         The value of any portfolio security held by the Fund for which market quotations are not readily available will be determined by First Trust in a manner that most fairly reflects fair market value of the security on the valuation date, based on a consideration of all available information.

         Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Board of Trustees or its delegate at fair value. These securities generally include but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of Fund NAV (as may be the case in foreign markets on which the security is primarily traded) or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security's "fair value." As a general principal, the current "fair value" of an issue of securities would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. A variety of factors may be considered in determining the fair value of such securities.

         The Fund may suspend the right of redemption for the Fund only under the following unusual circumstances: (a) when the NYSE is closed (other than weekends and holidays) or trading is restricted; (b) when trading in the markets normally utilized is restricted, or when an emergency exists as determined by the SEC so that disposal of the Fund's investments or determination of its net assets is not reasonably practicable; or (c) during any period when the SEC may permit.

                           DIVIDENDS AND DISTRIBUTIONS

         The following information supplements and should be read in conjunction with the section in the Prospectus entitled "Dividends, Distributions and Taxes."

         General Policies. Dividends from net investment income, if any, are declared and paid semi-annually. Distributions of net realized securities gains, if any, generally are declared and paid once a year, but the Trust may make distributions on a more frequent basis. The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of the Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income.

         Dividends and other distributions on Fund Shares are distributed, as described below, on a pro rata basis to Beneficial Owners of such Shares. Dividend payments are made through DTC Participants and Indirect Participants to Beneficial Owners then of record with proceeds received from the Fund.

         Dividend Reinvestment Service. No reinvestment service is provided by the Trust. Broker-dealers may make available the DTC book-entry Dividend Reinvestment Service for use by Beneficial Owners of the Fund for reinvestment of their dividend distributions. Beneficial Owners should contact their brokers in order to determine the availability and costs of the service and the details of participation therein. Brokers may require Beneficial Owners to adhere to specific procedures and timetables. If this service is available and used, dividend distributions of both income and realized gains will be automatically reinvested in additional whole Shares of the Fund purchased in the secondary market.

                            MISCELLANEOUS INFORMATION

         Counsel. Chapman and Cutler LLP, 111 West Monroe Street, Chicago, Illinois 60603, is counsel to the Trust.

         Independent Registered Public Accounting Firm. Deloitte & Touche LLP serves as the Fund's independent registered public accounting firm. They audit the Fund's financial statements and perform other related audit services.

[GRAPHIC OMITTED] [LOGO OMITTED]


                            FIRST TRUST ADVISORS L.P.



                                  FIRST TRUST
                   NASDAQ-100-TECHNOLOGY SECTOR INDEX(SM) FUND


                                 April 25, 2006

Front Cover

                                  [BLANK PAGE]

            FFIRST TRUST NASDAQ-100-TECHNOLOGY SECTOR INDEX(SM) FUND

                                   PROSPECTUS

                                 April 25, 2006

First Trust NASDAQ-100-Technology Sector Index(SM) Fund (the "Fund") is a series of a registered management investment company that is offering its shares (the "Shares") through this Prospectus. Unlike many investment companies, the Fund lists the Shares on The Nasdaq Stock Market, Inc. ("NASDAQ(R)"). Accordingly, the market prices for the Shares may be different from their net asset value. The Fund will issue and redeem the Shares only in large blocks consisting of 50,000 Shares ("Creation Units"). Generally, Creation Units are issued and redeemed principally in-kind for securities included in the NASDAQ-100 Technology Sector Index(SM) (the "Technology Index"), which is an equal-weighted index based on the securities of the NASDAQ-100 Index(R) that are classified as "technology" according to the Industry Classification Benchmark classification system. As of April 20, 2006, the securities of 42 companies comprised the Technology Index.

EXCEPT WHEN AGGREGATED IN CREATION UNITS, THE SHARES ARE EXCHANGE-LISTED AND ARE NOT REDEEMABLE SECURITIES OF THE FUND.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OR ACCURACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                        NOT FDIC INSURED. MAY LOSE VALUE.
                               NO BANK GUARANTEE.

                                Table of Contents

Introduction--The First Trust NASDAQ-100-Technology Sector Index(SM) Fund.....3
Who Should Invest in the Fund.................................................3
Tax Efficient Product Structure...............................................3
Investment Objective, Strategies and Risks....................................3
Additional Investment Strategies..............................................7
Additional Risks of Investing in the Fund.....................................8
Fund Organization.............................................................9
Management of the Fund........................................................9
How to Buy and Sell Shares...................................................11
Creations, Redemptions and Transaction Fees..................................12
Dividends, Distributions and Taxes...........................................14
Federal Tax Matters..........................................................14
Distribution Plan............................................................16
Net Asset Value..............................................................16
Fund Service Providers.......................................................17
Disclaimers..................................................................17
Additional Index Information.................................................18
Other Information............................................................21

                                 INTRODUCTION--
                   NASDAQ-100-TECHNOLOGY SECTOR INDEX(SM) FUND

The Fund is a series of First Trust Exchange-Traded Fund (the "Trust"), an investment company and an exchange-traded "index fund." The investment objective of the Fund is to seek investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the NASDAQ-100 Technology Sector Index(SM) (the "Technology Index"). First Trust Advisors L.P. ("First Trust") is the investment adviser for the Fund.

The Fund's Shares are listed and trade on The Nasdaq Stock Market, Inc. ("NASDAQ(R)") at market prices that may differ to some degree from the net asset value ("NAV") of the Shares. Unlike conventional mutual funds, the Fund issues and redeems Shares on a continuous basis, at NAV, only in large specified blocks consisting of 50,000 Shares called a "Creation Unit." Creation Units are issued and redeemed principally in-kind for securities included in the Technology Index. Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund.


                          WHO SHOULD INVEST IN THE FUND

The Fund is designed for investors who seek a relatively low-cost approach for investing in a portfolio of equity securities of companies in the Technology Index. The Fund may be suitable for long-term investment in the market represented by the Technology Index and may also be used as an asset allocation tool or as a speculative trading instrument.


                         TAX EFFICIENT PRODUCT STRUCTURE

Unlike many conventional mutual funds, the Shares are traded throughout the day on NASDAQ(R) whereas mutual funds are typically only bought and sold at closing NAVs. The Shares have been designed to be tradable in the secondary market on NASDAQ(R) on an intra-day basis, and to be created and redeemed principally in-kind in Creation Units at each day's next calculated NAV. These arrangements are designed to protect ongoing shareholders from adverse effects on the Fund that could arise from frequent cash creation and redemption transactions. In a conventional mutual fund, redemptions can have an adverse tax impact on taxable shareholders because of the mutual fund's need to sell portfolio securities to obtain cash to meet fund redemptions. These sales may generate taxable gains for the shareholders of the mutual fund, whereas the Shares' in-kind redemption mechanism generally will not lead to a tax event for the Fund or its ongoing shareholders.


                   INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

INVESTMENT OBJECTIVE

The Fund seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the NASDAQ-100 Technology Sector Index(SM).

PRINCIPAL INVESTMENT STRATEGIES

The Fund will normally invest at least 90% of its total assets in common stocks that comprise the Technology Index. First Trust will seek to match the performance of the Technology Index. The Technology Index (Symbol: NDXT) is an equal-weighted index based on the securities of the NASDAQ-100 Index(R) that are classified as "technology" according to the Industry Classification Benchmark classification system. The NASDAQ-100 Index(R) includes 100 of the largest domestic and international non-financial companies listed on NASDAQ(R) based on market capitalization. The inception date of the Technology Index was February 22, 2006 and the inception date of the NASDAQ-100 Index(R) was January 1, 1985. The 90% investment policy noted above is non-fundamental and requires 60 days' prior written notice to shareholders before it can be changed.

The Fund, using an "indexing" investment approach, attempts to replicate, before expenses, the performance of the Technology Index. First Trust seeks a correlation of 0.95 or better (before expenses) between the Fund's performance and the performance of the Technology Index; a figure of 1.00 would represent perfect correlation. The Fund will regularly monitor the Fund's tracking accuracy and will use the investment techniques described below in seeking to maintain an appropriate correlation.

In seeking to achieve the Fund's objective, the Fund generally will invest in all of the stocks comprising the Technology Index in proportion to their weightings in the Technology Index. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings. In those circumstances, the Fund may purchase a sample of stocks in the Technology Index. There may also be instances in which First Trust may choose to overweight certain stocks in the Technology Index, purchase securities not in the Technology Index which First Trust believes are appropriate to substitute for certain securities in the Technology Index use futures or other derivative instruments, or utilize various combinations of the above techniques in seeking to track the Technology Index. The Fund may sell stocks that are represented in the Technology Index in anticipation of their removal from the Technology Index or purchase stocks not represented in the Technology Index in anticipation of their addition to the Technology Index.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Risk is inherent in all investing. The Fund's shares will change in value, and loss of money is a risk of investing in the Fund. The Fund may not achieve its objective. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. An investment in the Fund involves risks similar to those of investing in any fund of equity securities traded on exchanges. The following specific risk factors have been identified as the principal risks of investing in the Fund.

MARKET RISK. One of the principal risks of investing in the Fund is market risk. Market risk is the risk that a particular stock owned by the Fund, Fund Shares or stocks in general may fall in value. Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices. Overall stock values could decline generally or could underperform other investments.

INDEX TRACKING RISK. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in the value of the Technology Index.

NON-CORRELATION RISK. The Fund's return may not match the return of the Technology Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Technology Index, and may incur costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Technology Index. In addition, the Fund's portfolio holdings may not exactly replicate the securities included in the Technology Index or the ratios between the securities included in the Technology Index.

The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and expenses. If the Fund utilizes a sampling approach or invests in futures or other derivative positions, its return may not correlate as well with the return on the Technology Index, as would be the case if it purchased all of the stocks in the Technology Index with the same weightings as the Technology Index. While the Fund seeks to have a correlation of 0.95 or better, before expenses, between the Fund's performance and the performance of the Technology Index, there can be no assurance that the Fund will be able to achieve such a correlation. Accordingly, the Fund's performance may correlate to a lesser extent and may possibly vary substantially from the performance of the Technology Index.

REPLICATION MANAGEMENT RISK. The Fund is also exposed to additional market risk due to its policy of investing principally in the securities included in the Technology Index. As a result of this policy, securities held by the Fund will generally not be bought or sold in response to market fluctuations and the securities may be issued by companies concentrated in a particular industry. As a result of this policy, the Fund would generally not sell a stock because the stock's issuer was in financial trouble, unless that stock is removed or is anticipated to be removed from the Technology Index.

NON-DIVERSIFICATION RISK. Because the Fund is non-diversified, the Fund is exposed to additional market risk. A non-diversified fund may invest a relatively high percentage of its assets in a limited number of issuers. Non-diversified funds are more susceptible to any single political, regulatory or economic occurrence and to the financial condition of individual issuers in which it invests.

SMALL CAP AND MID CAP COMPANY RISK. The Fund may invest in small capitalization and mid-capitalization companies. Such companies may be more vulnerable to adverse general market or economic developments, and their securities may be less liquid and may experience greater price volatility than larger, more established companies as a result of several factors, including limited trading volumes, products or financial resources, management inexperience and less publicly available information. Accordingly, such companies are generally subject to greater market risk than larger, more established companies.

CONCENTRATION RISK. The Fund will be concentrated in the securities of a given industry if the Technology Index is concentrated in such industry. A concentration makes the Fund more susceptible to any single occurrence affecting the industry or sector and may subject the Fund to greater market risk than more diversified funds. Due to the Fund's policy of primarily investing in the securities in the Technology Index, the Fund may or may not be concentrated in the securities of a given industry from time to time.

TECHNOLOGY SECTOR RISK. The Fund invests in the securities of companies in the technology sector. Companies involved in the technology sector must contend with the risks of rapidly changing technologies, short product life cycles, fierce competition, aggressive pricing and reduced profit margins, loss of patent, copyright and trademark protections, cyclical market patterns, evolving industry standards, and frequent new product introductions. Technology companies may be smaller and less experienced companies, with limited product lines, markets or financial resources and fewer experienced management or marketing personnel. Technology company stocks, particularly those involved with the Internet, have experienced extreme price and volume fluctuations that often have been unrelated to their operating performance. Also, the stocks of many technology companies have exceptionally high price-to-earning ratios with little or no earnings histories.

See "Additional Risks of Investing in the Fund" for additional information regarding risks.

HOW THE FUND HAS PERFORMED

The Fund has not yet commenced operations and, therefore, does not have a performance history.

WHAT ARE THE COSTS OF INVESTING?

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.(1)

Shareholder Transaction Expenses(2)(3)
   (Fees paid directly from your investments)                              None*
Annual Fund Operating Expenses(4)
   (Expenses that are deducted from the Fund's assets)
      Management Fees                                                      0.40%
      Distribution and Service (12b-1) Fees(5)                             0.00%
      Other Expenses                                                       0.24%
      Total Gross Annual Fund Operating Expenses                           0.64%
      Fee Waivers and Expense Reimbursement(6)                             0.04%
Total Net Annual Fund Operating Expenses                                   0.60%
------------------

   (1) The Fund had not fully commenced operations as of the date of this Prospectus. The "Other Expenses" listed in the table are estimates based on the expenses the Fund expects to incur for the fiscal year ending December 31, 2006.

   (2) When buying or selling exchange-traded Shares through a broker, you will incur customary transaction-related charges.

   (3) Purchasers of Creation Units and parties redeeming Creation Units must pay a standard creation or redemption transaction fee of $500, as applicable. However, if a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee of up to four times the standard creation or redemption transaction fee will be charged.

   (4)  Expressed as a percentage of average net assets.

   (5) The Fund has adopted a distribution and service (12b-1) plan pursuant to which the Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund's average daily net assets. However, no such fee is currently paid by the Fund and the Fund does not anticipate paying 12b-1 fees before the end of the Fund's first fiscal year.

   (6) First Trust has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, brokerage commissions and other trading expenses, taxes, and extraordinary expenses) from exceeding 0.60% of average net assets per year (the "Expense Cap"), at least until April 25, 2008. Expenses borne by First Trust are subject to reimbursement by the Fund up to three years from the date the fee or expense was incurred, but no reimbursement payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap.

     *  See "Creation Transaction Fees and Redemption Transaction Fees" below.


EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account transaction-related expenses that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

                  1 Year                     3 Years
                    $62                       $198

CREATION TRANSACTION FEES AND REDEMPTION TRANSACTION FEES

The Fund issues and redeems Shares at NAV only in large blocks of 50,000 Shares (each block of 50,000 Shares called a "Creation Unit") or multiples thereof. As a practical matter, only broker-dealers or large institutional investors with creation and redemption agreements, called "Authorized Participants" ("APs"), can purchase or redeem these Creation Units. Purchasers of Creation Units at NAV must pay a standard Creation Transaction Fee of $500 per transaction (regardless of the number of Creation Units involved). The value of a Creation Unit as of the first creation of such Creation Units was approximately $1,000,000. An AP who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption fee of $500 for each redemption transaction (regardless of the number of Creation Units involved). See "Creations, Redemptions and Transaction Fees" later in the Prospectus. APs who hold Creation Units in inventory will also indirectly pay Fund expenses. Assuming an investment in a Creation Unit of $1,000,000 and a 5% return each year, assuming that the Fund's operating expenses remain the same, and assuming brokerage costs are not included, the total costs would be $6,200 if the Creation Unit is redeemed after one year, and $19,800 if the Creation Unit is redeemed after three years.

If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee of up to four times the standard Creation or Redemption Transaction Fee may be charged to the AP making the transaction.

The creation fee, redemption fee and variable fee are not expenses of the Fund and do not impact the Fund's expense ratio.


                        ADDITIONAL INVESTMENT STRATEGIES

The investment objective of the Fund is a fundamental policy that may be changed only with shareholder approval. Each of the other policies described herein constitutes a non-fundamental policy that may be changed by the Board of Trustees without shareholder approval. Certain other fundamental policies of the Fund are set forth in the Statement of Additional Information ("SAI") under "Investment Objective and Policies."

EQUITY SECURITIES

The Fund invests primarily in equity securities of U.S. issuers. Eligible equity securities include common stocks and warrants to purchase common stocks. In addition, the Fund may invest in equity securities of foreign issuers listed on any national exchange, including depositary receipts that represent foreign common stocks deposited with a custodian.

SHORT-TERM INVESTMENTS

The Fund may invest in cash equivalents or other short-term investments, including U.S. government securities, commercial paper, repurchase agreements, money-market funds or similar fixed-income securities with remaining maturities of one year or less. For more information on short-term investments, see the SAI.

FUTURES AND OPTIONS

The Fund may use various investment strategies designed to hedge against changes in the values of securities the Fund owns or expects to purchase or to hedge against interest rate or currency exchange rate changes. The securities used to implement these strategies include financial futures contracts, options, forward contracts, options on financial futures and stock index options.

DELAYED DELIVERY SECURITIES

The Fund may buy or sell securities on a when-issued or delayed-delivery basis, paying for or taking delivery of the securities at a later date, normally within 15 to 45 days of the trade. Such transactions involve an element of risk because the value of the securities to be purchased may decline before the settlement date.

DISCLOSURE OF PORTFOLIO HOLDINGS

A description of the policies and procedures with respect to the disclosure of the Fund's portfolio securities is included in the Fund's SAI.


                    ADDITIONAL RISKS OF INVESTING IN THE FUND

Risk is inherent in all investing. Investing in the Fund involves risk, including the risk that you may lose all or part of your investment. There can be no assurance that the Fund will meet its stated objective. Before you invest, you should consider the following risks.

TRADING ISSUES

Trading in Shares on NASDAQ(R) may be halted due to market conditions or for reasons that, in the view of NASDAQ(R), make trading in Shares inadvisable. In addition, trading in Shares on NASDAQ(R) is subject to trading halts caused by extraordinary market volatility pursuant to NASDAQ(R) "circuit breaker" rules. There can be no assurance that the requirements of NASDAQ(R) necessary to maintain the listing of the Fund will continue to be met or will remain unchanged.

When evaluating the necessity of imposing a trading halt in Fund Shares, NASDAQ(R) may consider, among other factors:

   o    The extent to which trading has ceased in the underlying securities;

   o Whether trading has been halted or suspended in the primary market(s) for any combination of underlying securities accounting for 20% or more of the applicable current index group value. The value being established to be the value at the close of the prior trading day;

   o The presence of other unusual conditions or circumstances deemed to be detrimental to the maintenance of a fair and orderly market.

In the event that there is a trading halt or suspension, trading in the Shares may resume when NASDAQ(R) determines that the conditions that led to the halt or suspension are no longer present or that the interests of a fair and orderly market are served by a resumption of trading.

FLUCTUATION OF NET ASSET VALUE

The net asset value of the Fund's Shares will generally fluctuate with changes in the market value of the Fund's holdings. The market prices of Shares will generally fluctuate in accordance with changes in net asset value as well as the relative supply of and demand for Shares on NASDAQ(R). First Trust cannot predict whether Shares will trade below, at or above their net asset value. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the stocks of the Fund's Index trading individually or in the aggregate at any point in time. However, given that Shares can be purchased and redeemed in Creation Units (unlike shares of many closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their net asset value), First Trust believes that large discounts or premiums to the net asset value of Shares should not be sustained.

INFLATION

Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Fund's assets can decline as can the value of the Fund's distributions. Common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase.

INVESTMENT STRATEGY

The Fund is exposed to additional market risk due to its policy of investing principally in the securities included in the Technology Index. As a result of this policy, securities held by the Fund will generally not be bought or sold in response to market fluctuations. This policy may subject investors to greater market risk than other mutual funds.


                                FUND ORGANIZATION

The Fund is a series of the Trust, an investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund is treated as a separate mutual fund with its own investment objective and policies. The Trust is organized as a Massachusetts business trust. Its Board of Trustees (the "Board") is responsible for its overall management and direction. The Board elects the Trust's officers and approves all significant agreements, including those with the investment adviser, custodian and fund administrative and accounting agent.


                             MANAGEMENT OF THE FUND

First Trust Advisors L.P. ("First Trust"), 1001 Warrenville Road, Lisle, Illinois 60532, is the investment adviser to the Fund. In this capacity, First Trust is responsible for the selection and ongoing monitoring of the securities in the Fund's portfolio and certain other services necessary for the management of the portfolios.

First Trust is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. Grace Partners of DuPage L.P. is a limited partnership with one general partner, The Charger Corporation, and a number of limited partners. The Charger Corporation is an Illinois corporation controlled by the Robert Donald Van Kampen family. First Trust discharges its responsibilities subject to the policies of the Board of Trustees of the Trust.

First Trust serves as adviser or sub-adviser for 24 mutual fund portfolios, five exchange-traded funds and 12 closed-end fund portfolios and is also the portfolio supervisor of certain unit investment trusts sponsored by First Trust Portfolios, L.P. ("FTP"), 1001 Warrenville Road, Lisle, Illinois 60532. FTP specializes in the underwriting, trading and distribution of unit investment trusts and other securities. FTP is the principal underwriter of the Fund's Shares.

There is no one individual primarily responsible for portfolio management decisions for the Fund. Investments are made under the direction of a committee (the "Investment Committee"). The Investment Committee consists of Daniel J. Lindquist, Robert F. Carey, Jon C. Erickson, David G. McGarel and Roger F. Testin. Mr. Lindquist rejoined First Trust in 2004 after serving as Chief Operating Officer of Mina Capital Management LLC from January 2004 to April 2004 and Samaritan Asset Management LLC from 2000 to 2003 and is a Senior Vice President of First Trust and FTP. Mr. Lindquist is Chairman of the Investment Committee and presides over Investment Committee meetings. Mr. Carey is the Chief Investment Officer and Senior Vice President of First Trust and Senior Vice President of FTP. As First Trust's Chief Investment Officer, Mr. Carey consults with the Investment Committee on market conditions and First Trust's general investment philosophy. Mr. Erickson is a Senior Vice President of First Trust and FTP. As the head of First Trust's Equity Research Group, Mr. Erickson is responsible for determining the securities to be purchased and sold by funds that do not utilize quantitative investment strategies. Mr. McGarel is a Senior Vice President of First Trust and FTP. As the head of First Trust's Strategy Research Group, Mr. McGarel is responsible for developing and implementing quantitative investment strategies for those funds that have investment policies that require them to follow such strategies. Since August 2001, Mr. Testin has been a Senior Vice President of First Trust. Prior to joining First Trust, Mr. Testin was an analyst for Dolan Capital Management. As the head of First Trust's Portfolio Management Group, Mr. Testin is responsible for executing the instructions of the Strategy Research Group and Equity Research Group in the Fund's portfolio. For additional information concerning First Trust, including a description of the services provided to the Fund, see the Fund's SAI. In addition, the SAI provides additional information about the compensation of Investment Committee members, other accounts managed by members of the Investment Committee and ownership by members of the Investment Committee of securities in the Fund.

First Trust will receive annual fees from the Fund equal to 0.40% of the Fund's average daily net assets. A discussion regarding the approval of the Investment Management Agreement by the Board of Trustees is available in the Fund's SAI and will be available in the Fund's semi-annual report to shareholders for the period ending June 30, 2006.

The Fund is responsible for all of its expenses, including the investment advisory fees, costs of transfer agency, custody, fund administration, legal, audit and other services, interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, paying for its sublicensing fees related to the Technology Index, any distribution fees or expenses, and extraordinary expenses. First Trust has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, brokerage commissions and other trading expenses, taxes and extraordinary expenses) from exceeding 0.60% of average daily net assets per year, at least until April 25, 2008. Expenses borne by First Trust are subject to reimbursement by the Fund up to three years from the date the fee or expense was incurred, but no reimbursement payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap.


                           HOW TO BUY AND SELL SHARES

Shares will be issued or redeemed by the Fund at net asset value per Share only in Creation Unit size. See "Creations, Redemptions and Transaction Fees."

Most investors will buy and sell Shares of the Fund in secondary market transactions through brokers. Shares of the Fund will be listed for trading on the secondary market on NASDAQ(R). Shares can be bought and sold throughout the trading day like other publicly traded shares. There is no minimum investment. Although Shares are generally purchased and sold in "round lots" of 100 Shares, brokerage firms typically permit investors to purchase or sell Shares in smaller "odd lots," at no per-Share price differential. When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges, you may receive less than the net asset value of the Shares, and you may pay some or all of the spread between the bid and the offer price in the secondary market on each leg of a round trip (purchase and sale) transaction. The Fund trades under the NASDAQ(R) symbol "QTEC." Share prices are reported in dollars and cents per Share.

Investors may acquire Shares directly from the Fund, and shareholders may tender their Shares for redemption directly to the Fund, only in Creation Units of 50,000 Shares, as discussed in the "Creations, Redemptions and Transaction Fees" section below.

BOOK ENTRY

Shares are held in book-entry form, which means that no Share certificates are issued. The Depository Trust Company ("DTC") or its nominee is the record owner of all outstanding Shares of the Fund and is recognized as the owner of all Shares for all purposes.

Investors owning Shares are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all Shares. Participants in DTC include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of Shares, you are not entitled to receive physical delivery of Share certificates or to have Shares registered in your name, and you are not considered a registered owner of Shares. Therefore, to exercise any right as an owner of Shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other stocks that you hold in book-entry or "street name" form.

FUND SHARE TRADING PRICES

The trading prices of Shares of the Fund on NASDAQ(R) may differ from the Fund's daily NAV and can be affected by market forces of supply and demand, economic conditions and other factors.

NASDAQ(R) intends to disseminate the approximate value of Shares of the Fund every 15 seconds. This approximate value should not be viewed as a "real-time" update of the NAV per Share of the Fund because the approximate value may not be calculated in the same manner as the NAV, which is computed once a day, generally at the end of the business day. The Fund is not involved in, or responsible for, the calculation or dissemination of the approximate value and the Fund does not make any warranty as to its accuracy.

FREQUENT PURCHASES AND REDEMPTIONS OF THE FUND'S SHARES

The Fund imposes no restrictions on the frequency of purchases and redemptions. In determining not to approve a written, established policy, the Board evaluated the risks of market timing activities by the Fund's shareholders. The Board considered that, unlike traditional mutual funds, the Fund issues and redeems its Shares at net asset value per Share for a basket of securities intended to mirror the Fund's portfolio, plus a small amount of cash, and the Fund's Shares may be purchased and sold on NASDAQ(R) at prevailing market prices. Given this structure, the Board determined that (a) it is unlikely that market timing would be attempted by the Fund's shareholders and (b) any attempts to market time the Fund by shareholders would not be expected to negatively impact the Fund or its shareholders.


                   CREATIONS, REDEMPTIONS AND TRANSACTION FEES

Investors such as market makers, large investors and institutions who wish to deal in Creation Units directly with the Fund must have entered into an authorized participant agreement with the principal underwriter and the transfer agent, or purchase through a dealer that has entered into such an agreement. Set forth below is a brief description of the procedures applicable to purchases and redemptions of Creation Units. For more detailed information, see "Creation and Redemption of Creation Unit Aggregations" in the SAI.

PURCHASE

In order to purchase Creation Units of the Fund, an investor must generally deposit a designated portfolio of equity securities constituting a substantial replication, or a representation, of the stocks included in the Fund's Index (the "Deposit Securities") and generally make a small cash payment referred to as the "Cash Component." The list of the names and the numbers of shares of the Deposit Securities is made available by the Fund's custodian through the facilities of the National Securities Clearing Corporation ("NSCC"), immediately prior to the opening of business each day of NASDAQ(R). The Cash Component represents the difference between the net asset value of a Creation Unit and the market value of the Deposit Securities.

Orders must be placed in proper form by or through an AP which is either (i) a "Participating Party," i.e., a broker-dealer or other participant in the Clearing Process of the Continuous Net Settlement System of the NSCC (the "Clearing Process"), or (ii) a participant of DTC ("DTC Participant") that has entered into an agreement with the principal underwriter and the transfer agent, with respect to purchases and redemptions of Creation Units. All orders must be placed for one or more whole Creation Units of Shares of the Fund and must be received by the principal underwriter in proper form no later than the close of regular trading on NASDAQ(R) (ordinarily 4:00 p.m., Eastern time) ("Closing Time") in order to receive that day's closing net asset value per Share. In the case of custom orders, as further described in the SAI, the order must be received by the principal underwriter no later than 3:00 p.m., Eastern time. A custom order may be placed by an AP in the event that the Fund permits or requires the substitution of an amount of cash to be added to the Cash Component to replace any Deposit Security which may not be available in sufficient quantity for delivery or which may not be eligible for trading by such AP or the investor for which it is acting or any other relevant reason. See "Creation and Redemption of Creation Unit Aggregations" in the SAI.

A fixed creation transaction fee of $500 (the "Creation Transaction Fee") is applicable to each transaction regardless of the number of Creation Units purchased in the transaction. An additional charge of up to four times the Creation Transaction Fee may be imposed with respect to transactions effected outside of the Clearing Process (through a DTC Participant) or to the extent that cash is used in lieu of securities to purchase Creation Units. See

"Creation and Redemption of Creation Unit Aggregations" in the SAI. The price for each Creation Unit will equal the daily NAV per Share times the number of Shares in a Creation Unit plus the fees described above and, if applicable, any transfer taxes.

Shares of the Fund may be issued in advance of receipt of all Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Fund cash at least equal to 115% of the market value of the missing Deposit Securities. See "Creation and Redemption of Creation Unit Aggregations" in the SAI.

LEGAL RESTRICTIONS ON TRANSACTIONS IN CERTAIN STOCKS

An investor subject to a legal restriction with respect to a particular stock required to be deposited in connection with the purchase of a Creation Unit may, at the Fund's discretion, be permitted to deposit an equivalent amount of cash in substitution for any stock which would otherwise be included in the Deposit Securities applicable to the purchase of a Creation Unit. For more details, see "Creation and Redemption of Creation Unit Aggregations" in the SAI.

REDEMPTION

The Fund's custodian makes available immediately prior to the opening of business each day of NASDAQ(R), through the facilities of the NSCC, the list of the names and the numbers of shares of the Fund's portfolio securities that will be applicable that day to redemption requests in proper form ("Fund Securities"). Fund Securities received on redemption may not be identical to Deposit Securities, which are applicable to purchases of Creation Units. Unless cash redemptions are available or specified for the Fund, the redemption proceeds consist of the Fund Securities, plus cash in an amount equal to the difference between the net asset value of Shares being redeemed as next determined after receipt by the transfer agent of a redemption request in proper form, and the value of the Fund Securities (the "Cash Redemption Amount"), less the applicable redemption fee and, if applicable, any transfer taxes. Should the Fund Securities have a value greater than the net asset value of Shares being redeemed, a compensating cash payment to the Fund equal to the differential, plus the applicable redemption fee and, if applicable, any transfer taxes will be required to be arranged for by or on behalf of the redeeming shareholder. Investors should expect to incur brokerage and other transaction-related costs in connection with assembling a sufficient number of Fund Shares to constitute a redeemable Creation Unit. For more details, see "Creation and Redemption of Creation Unit Aggregations" in the SAI.

An order to redeem Creation Units of the Fund may only be effected by or through an AP. An order to redeem must be placed for one or more whole Creation Units and must be received by the transfer agent in proper form no later than the close of regular trading on NASDAQ(R) (ordinarily 4:00 p.m., Eastern time) in order to receive that day's closing net asset value per Share. In the case of custom orders, as further described in the SAI, the order must be received by the transfer agent no later than 3:00 p.m., Eastern time.

A fixed redemption transaction fee of $500 (the "Redemption Transaction Fee") is applicable to each redemption transaction regardless of the number of Creation Units redeemed in the transaction. A variable charge of up to four times the Redemption Transaction Fee may be charged to approximate additional expenses incurred by the Fund with respect to redemptions effected outside of the Clearing Process or to the extent that redemptions are for cash. The Fund reserves the right to effect redemptions in cash. A shareholder may request a cash redemption in lieu of securities; however, the Fund may, in its discretion, reject any such request. See "Creation and Redemption of Creation Unit Aggregations" in the SAI.

                       DIVIDENDS, DISTRIBUTIONS AND TAXES

Dividends from net investment income, if any, are declared and paid semi-annually. The Fund distributes its net realized capital gains, if any, to shareholders annually.

Distributions in cash may be reinvested automatically in additional whole Shares only if the broker through whom you purchased Shares makes such option available. Such Shares will generally be reinvested by the broker based upon the market price of those Shares and investors may be subject to brokerage commissions or other transaction-related costs charged by the broker.


                               FEDERAL TAX MATTERS

This section summarizes some of the main U.S. federal income tax consequences of owning Shares of the Fund. This section is current as of the date of this Prospectus. Tax laws and interpretations change frequently, and these summaries do not describe all of the tax consequences to all taxpayers. For example, these summaries generally do not describe your situation if you are a corporation, a non-U.S. person, a broker-dealer, or other investor with special circumstances. In addition, this section does not describe your state, local or foreign tax consequences.

This federal income tax summary is based in part on the advice of counsel to the Fund. The Internal Revenue Service could disagree with any conclusions set forth in this section. In addition, the counsel to the Fund was not asked to review, and has not reached a conclusion with respect to, the federal income tax treatment of the assets to be included in the Fund. This may not be sufficient for you to use for the purpose of avoiding penalties under federal tax law.

As with any investment, you should seek advice based on your individual circumstances from your own tax adviser.

FUND STATUS

The Fund intends to qualify as a "regulated investment company" under the federal tax laws. If the Fund qualifies as a regulated investment company and distributes its income as required by the tax law, the Fund generally will not pay federal income taxes.

DISTRIBUTIONS

Fund distributions are generally taxable. After the end of each year, you will receive a tax statement that separates your Fund's distributions into two categories: ordinary income distributions and capital gains dividends. Ordinary income distributions are generally taxed at your ordinary tax rate; however, as further discussed below, certain ordinary income distributions received from the Fund may be taxed at the capital gains tax rates. Generally, you will treat all capital gains dividends as long-term capital gains regardless of how long you have owned your shares. To determine your actual tax liability for your capital gains dividends, you must calculate your total net capital gain or loss for the tax year after considering all of your other taxable transactions, as described below. In addition, the Fund may make distributions that represent a return of capital for tax purposes and thus will generally not be taxable to you. The tax status of your distributions from the Fund is not affected by whether you reinvest your distributions in additional Shares or receive them in cash. The income from the Fund that you must take into account for federal income tax purposes is not reduced by amounts used to pay a deferred sales fee, if any. The tax laws may require you to treat distributions made to you in January as if you had received them on December 31 of the previous year.

DIVIDENDS RECEIVED DEDUCTION

A corporation that owns shares generally will not be entitled to the dividends received deduction with respect to many dividends received from the Fund because the dividends received deduction is generally not available for distributions from regulated investment companies. However, certain ordinary income dividends on shares that are attributable to qualifying dividends received by the Fund from certain corporations may be designated by the Fund as being eligible for the dividends received deduction.

CAPITAL GAINS AND LOSSES AND CERTAIN ORDINARY INCOME DIVIDENDS

If you are an individual, the maximum marginal federal tax rate for net capital gain is generally 15% (generally 5% for certain taxpayers in the 10% and 15% tax brackets). These capital gains rates are generally effective for taxable years beginning before January 1, 2009. For later periods, if you are an individual, the maximum marginal federal tax rate for net capital gain is generally 20% (10% for certain taxpayers in the 10% and 15% tax brackets). The 20% rate is reduced to 18% and the 10% rate is reduced to 8% for long-term capital gains from most property acquired after December 31, 2000 with a holding period of more than five years.

Net capital gain equals net long-term capital gain minus net short-term capital loss for the taxable year. Capital gain or loss is long-term if the holding period for the asset is more than one year and is short-term if the holding period for the asset is one year or less. You must exclude the date you purchase your shares to determine your holding period. However, if you receive a capital gain dividend from the Fund and sell your Shares at a loss after holding it for six months or less, the loss will be recharacterized as long-term capital loss to the extent of the capital gain dividend received. The tax rates for capital gains realized from assets held for one year or less are generally the same as for ordinary income. The Internal Revenue Code treats certain capital gains as ordinary income in special situations.

Ordinary income dividends received by an individual shareholder from a regulated investment company such as the Fund are generally taxed at the same rates that apply to net capital gain (as discussed above), provided certain holding period requirements are satisfied and provided the dividends are attributable to qualifying dividends received by the Fund itself. These special rules relating to the taxation of ordinary income dividends from regulated investment companies generally apply to taxable years beginning before January 1, 2009. The Fund will provide notice to its shareholders of the amount of any distribution which may be taken into account as a dividend which is eligible for the capital gains tax rates.

SALE OF SHARES

If you sell your Shares, you will generally recognize a taxable gain or loss. To determine the amount of this gain or loss, you must subtract your tax basis in your shares from the amount you receive in the transaction.

TAXES ON PURCHASE AND REDEMPTION OF CREATION UNITS

If you exchange equity securities for Creation Units, you will generally recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time and your aggregate basis in the securities surrendered and the Cash Component paid. If you exchange Creation Units for equity securities, you will generally recognize a gain or loss equal to the difference between your basis in the Creation Units and the aggregate market value of the securities received and the Cash Redemption Amount. The Internal Revenue Service, however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing "wash sales," or on the basis that there has been no significant change in economic position.

DEDUCTIBILITY OF FUND EXPENSES

Expenses incurred and deducted by the Fund will generally not be treated as income taxable to you.


                                DISTRIBUTION PLAN

FTP serves as the distributor of Creation Units for the Fund on an agency basis. FTP does not maintain a secondary market in Shares.

The Board of Trustees has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with its Rule 12b-1 plan, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to reimburse FTP for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are APs for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.

No 12b-1 fees are currently paid by the Fund, and there are no plans to impose these fees. However, in the event 12b-1 fees are charged in the future, because these fees are paid out of the Fund's assets, over time these fees will increase the cost of your investment and may cost you more than certain other types of sales charges.


                                 NET ASSET VALUE

The Fund's NAV is determined as of the close of trading (normally 4:00 p.m., Eastern time) on each day the New York Stock Exchange is open for business. NAV is calculated for the Fund by taking the market price of the Fund's total assets, including interest or dividends accrued but not yet collected, less all liabilities, and dividing such amount by the total number of Shares outstanding. The result, rounded to the nearest cent, is the net asset value per Share. All valuations are subject to review by the Board of Trustees or its delegate.

In determining NAV, expenses are accrued and applied daily and securities and other assets are generally valued as set forth below. Common stocks and other equity securities listed on any national or foreign exchange or on NASDAQ(R) will be valued at the last sale price for all exchanges other than NASDAQ(R), and the official closing price for NASDAQ(R) on the exchange or system in which they are principally traded on the valuation date. If there are no transactions on the valuation day, securities traded principally on an exchange or on NASDAQ(R), will be valued at the mean between the most recent bid and ask prices. Equity securities traded in the over-the- counter market are valued at their closing bid prices. Fixed income securities with a remaining maturity of 60 days or more will be valued by the Fund accounting agent using a pricing service. When price quotes are not available, fair market value is based on prices of comparable securities. Fixed income securities maturing within 60 days are valued by the Fund accounting agent on an amortized cost basis. The value of any portfolio security held by a Fund for which reliable market quotations are not readily available or if a valuation is deemed inappropriate will be determined by the Board of Trustees or its designee in a manner that most fairly reflects the fair market value of the security on the valuation date.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Board of Trustees or its delegate at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of Fund NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security's "fair value." As a general principal, the current "fair value" of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. The use of fair value prices by the Fund generally results in the prices used by the Fund differing from the closing sale prices on the applicable exchange and fair value prices may not reflect the actual value of a security. A variety of factors may be considered in determining the fair value of such securities. See the SAI for details.


                             FUND SERVICE PROVIDERS

The Bank of New York is the administrator, custodian and fund accounting and transfer agent for the Fund. Chapman and Cutler LLP, 111 West Monroe Street, Chicago, Illinois 60603, serves as legal counsel to the Fund.


                                   DISCLAIMERS

First Trust does not guarantee the accuracy and/or the completeness of the Technology Index or any data included therein, and First Trust shall have no liability for any errors, omissions or interruptions therein. First Trust makes no warranty, express or implied, as to results to be obtained by the Fund, owners of the Shares of the Fund or any other person or entity from the use of the Technology Index or any data included therein. First Trust makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Technology Index or any data included therein. Without limiting any of the foregoing, in no event shall First Trust have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) arising out of matters relating to the use of the Technology Index, even if notified of the possibility of such damages.

The Fund is not sponsored, endorsed, sold or promoted by The Nasdaq Stock Market, Inc. or its affiliates (NASDAQ(R), with its affiliates, are referred to as the "Corporations"). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of descriptions and disclosures relating to, the Fund. The Corporations make no representation or warranty, express or implied to the owners of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly, or the ability of the NASDAQ-100 Technology Sector Index(SM) to track general stock market performance. The Corporations' only relationship to First Trust ("Licensee") is in the licensing of the NASDAQ(R), NASDAQ-100(R), NASDAQ-100 Index(R) and NASDAQ-100 Technology Sector Index(SM) trademarks, and certain trade names of the Corporations and the use of the NASDAQ-100 Technology Sector Index(SM) which is determined, composed and calculated by NASDAQ(R) without regard to Licensee or the Fund. NASDAQ(R) has no obligation to take the needs of the Licensee or the owners of the Fund into consideration in determining, composing or calculating the NASDAQ-100 Technology Sector Index(SM). The Corporations are not responsible for and have not participated in the determination of the timing of, prices at, or quantities of the Fund to be issued or in the determination or calculation of the equation by which the Fund is to be converted into cash. The Corporations have no liability in connection with the administration, marketing or trading of the Fund.

THE CORPORATIONS DO NOT GUARANTEE THE ACCURACY AND/OR UNINTERRUPTED CALCULATION OF THE NASDAQ-100 TECHNOLOGY SECTOR INDEX(SM) OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE NASDAQ-100 TECHNOLOGY SECTOR INDEX(SM) OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE NASDAQ-100 TECHNOLOGY SECTOR INDEX(SM) OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE CORPORATIONS HAVE ANY LIABILITY FOR ANY LOST PROFITS OR SPECIAL, INCIDENTAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.


                          ADDITIONAL INDEX INFORMATION

The Technology Index contains the securities of the NASDAQ-100 Index(R) that are classified as "technology" according to the Industry Classification Benchmark
(ICB) Classification System.

NASDAQ-100 INDEX(R) INITIAL ELIGIBILITY CRITERIA*

To be eligible for initial inclusion in the NASDAQ-100 Index,(R) a security must be listed on NASDAQ(R) and meet the following criteria:

   o the security's U.S. listing must be exclusively on NASDAQ(R) (unless the security was dually listed on another U.S. market prior to January 1, 2004 and has continuously maintained such listing);

   o    the security must be of a non-financial company;

   o the security may not be issued by an issuer currently in bankruptcy proceedings;

   o the security must have average daily trading volume of at least 200,000 shares;

   o if the issuer of the security is organized under the laws of a jurisdiction outside the U.S., then such security must have listed options on a recognized options market in the U.S. or be eligible for listed-options trading on a recognized options market in the U.S.;

   o    only one class of security per issuer is allowed;

   o the issuer of the security may not have entered into a definitive agreement or other arrangement which would likely result in the security no longer being Index eligible;

   o the issuer of the security may not have annual financial statements with an audit opinion that is currently withdrawn;

   o the issuer of the security must have "seasoned" on NASDAQ(R) or another recognized market (generally, a company is considered to be seasoned if it has been listed on a market for at least two years; in the case of spin-offs, the operating history of the spin-off will be considered); and

   o if the security would otherwise qualify to be in the top 25% of the securities included in the NASDAQ-100 Index(R) by market capitalization for the six prior consecutive month-ends, then a one-year "seasoning" criterion would apply.

NASDAQ-100 INDEX(R) CONTINUED ELIGIBILITY CRITERIA*

To be eligible for continued inclusion in the NASDAQ-100 Index,(R) the following criteria apply:

   o the security's U.S. listing must be exclusively on NASDAQ(R) (unless the security was dually listed on another U.S. market prior to January 1, 2004 and has continuously maintained such listing);

   o    the security must be of a non-financial company;

   o the security may not be issued by an issuer currently in bankruptcy proceedings;

   o the security must have average daily trading volume of at least 200,000 shares (measured annually during the ranking review process);

   o if the issuer of the security is organized under the laws of a jurisdiction outside the U.S., then such security must have listed options on a recognized options market in the U.S. or be eligible for listed-options trading on a recognized options market in the U.S. (measured annually during the ranking review process);

   o the security must have an adjusted market capitalization equal to or exceeding 0.10% of the aggregate adjusted market capitalization of the NASDAQ-100 Index(R) at each month-end. In the event a company does not meet this criterion for two consecutive month-ends, it will be removed from the NASDAQ-100 Index(R) effective after the close of trading on the third Friday of the following month; and

   o the issuer of the security may not have annual financial statements with an audit opinion that is currently withdrawn.

In administering the NASDAQ-100 Index,(R) NASDAQ(R) will exercise reasonable discretion as it deems appropriate.

* For the purposes of NASDAQ-100 Index(R) eligibility criteria, if the security is a depositary receipt representing a security of a non-U.S. issuer, then references to the "issuer" are references to the issuer of the underlying security.

TECHNOLOGY INDEX CALCULATION

The Technology Index is an equal-weighted index. The value of the Technology Index equals the aggregate value of the Technology Index share weights, also known as the Technology Index shares, of each of the Technology Index securities multiplied by each such security's last sale price, if during the trading day, or the NASDAQ(R) Official Closing Price ("NOCP"), if at the end of the trading day, divided by Adjusted Base Period Market Value ("ABPMV"), and multiplied by the base value. The ABPMV serves the purpose of scaling such aggregate index value (otherwise in the trillions) to a lower order of magnitude which is more desirable for Technology Index reporting purposes. If trading in a Technology Index security is halted while the market is open, the last NASDAQ(R) traded price for that security is used for all Technology Index computations until trading resumes. If trading is halted before the market is open, the previous day's NOCP is used. The Technology Index began on February 22, 2006 at a base value of 1000.00.

The formula for Index value is as follows:

     (Aggregate Adjusted Market Value/ABPMV) X Base Value

The formula for the ABPMV is as follows:

     (Market Value after Adjustments/Market Value before Adjustments) X ABPMV before Adjustments

The Technology Index is generally calculated without regard to cash dividends on component securities.

The Technology Index is calculated using NASDAQ(R) prices (not consolidated) during the day (from 09:30:15 to 16:01:30) and the NOCP for the close. The Technology Index is disseminated every 15 seconds from 09:30:15 to 17:16:00 ET through the NASDAQ Index Dissemination Services(SM) (NIDSSM). The closing value of the Technology Index may change up until 17:15:00 ET due to corrections to the NOCP of the component securities.

ELIGIBILITY

The Technology Index contains securities of the NASDAQ-100 Index(R) classified as "technology" according to ICB. The eligibility for the Technology Index is determined in a two step process and the security has to meet both criteria in order to become eligible for the Technology Index.

   1. The security must be part of the NASDAQ-100 Index(R,) which includes 100 of the largest domestic and international non-financial securities listed on NASDAQ(R) and is re-ranked annually.

   2.   The security must be classified as "technology" according to ICB.

INDEX MAINTENANCE

The Technology Index is rebalanced quarterly such that each security is set at an equal weight of the Technology Index. Index share changes are not made during the period. However changes arising from stock splits, stock dividends are made to the Technology Index on the evening prior to the effective date of such corporate action. In the case of spin-offs of component securities, the price of the security will be adjusted and a corresponding adjustment will be made to the Index shares of the security such that the weight of the security in the Technology Index will not change.

In the case of a special cash dividend or rights issuance, NASDAQ(R) will determine on an individual basis whether to make a change to the price and/or index shares of a Technology Index security in accordance with NASDAQ(R) Index dividend policy. If it is determined that a change will be made, it will become effective on the morning of the ex-date and a corresponding adjustment will be made to the Technology Index shares of the security such that the weight of the security in the Technology Index will not change. Component changes to the Technology Index will be handled in the following manner:

1) If a component of the NASDAQ-100 Index(R) that is classified as "technology" according to ICB is removed from the NASDAQ-100 Index,(R) it will also be removed from the Technology Index and as such if the replacement security being added to the NASDAQ-100 Index(R) is classified as "technology" according to ICB it will be added to the Technology Index and will assume the weight of the removed security on the effective date;

2) If a component of the NASDAQ-100 Index(R) that is not classified as "technology" according to ICB is removed and the replacement security being added to the NASDAQ-100 Index(R) is classified as "technology" according to ICB, the replacement security will be added to the Technology Index at the next quarterly rebalancing; however, if the security change is not announced prior to the close of business of the Tuesday before the third Friday, the security's addition to the Technology Index will be made in the following quarterly rebalance; and

3) If a component of the NASDAQ-100 Index(R) that is classified as "technology" according to ICB is removed from the NASDAQ-100 Index(R) and the replacement security being added to the NASDAQ-100 Index(R) is not classified as

"technology" according to ICB, the security will be removed from the Technology Index and the ABPMV of the Technology Index will be adjusted to ensure Technology Index continuity.

INDEX REBALANCING

The Technology Index is rebalanced quarterly such that each security is initially set at an equal weight of the Technology Index at the time of calculation. Equal weights are based upon the aggregate capitalization of the Technology Index, incorporating quarterly changes for the underlying index, and the corresponding NOCP of the security at the close of trading on the Tuesday in the week immediately preceding the week of the third Friday in March, June, September, and December. Changes to the Index shares will be made effective after the close of trading on the third Friday in March, June, September and December and an adjustment to the ABPMV will be made to ensure continuity of the Technology Index.

In administering the Technology Index, NASDAQ(R) will exercise reasonable discretion as it deems appropriate.

Information regarding the methodology for calculating the Technology Index is also found on the NASDAQ(R) website (www.nasdaq.com). The Fund expects to make changes to its portfolio shortly after changes to the Technology Index are released to the public. Investors will be able to access the holdings of the Fund and the composition and compilation methodology of the Technology Index through the Fund's website at www.ftportfolios.com.

In the event that NASDAQ(R) no longer calculates the Technology Index, if the Technology Index license is terminated or if the identity or character of the Technology Index is materially changed, the Board of Trustees will seek to engage a replacement index. However, if that proves to be impracticable, the Board of Trustees will take whatever action it deems to be in the best interests of the Fund. The Board of Trustees will also take whatever actions it deems to be in the best interests of the Fund if the Fund's Shares are delisted.


                                OTHER INFORMATION

For purposes of the 1940 Act, the Fund is treated as a registered investment company and the acquisition of Shares by other investment companies is subject to the restrictions of Section 12(d)(1) of the 1940 Act.

CONTINUOUS OFFERING

The Fund will issue, on a continuous offering basis, its Shares in one or more groups of a fixed number of Fund Shares (each such group of such specified number of individual Fund Shares, a "Creation Unit Aggregation"). The method by which Creation Unit Aggregations of Fund Shares are created and traded may raise certain issues under applicable securities laws. Because new Creation Unit Aggregations of Shares are issued and sold by the Fund on an ongoing basis, a "distribution," as such term is used in the Securities Act of 1933, as amended (the "Securities Act"), may occur at any point. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery requirement and liability provisions of the Securities Act.

For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Unit Aggregations after placing an order with FTP, breaks them down into constituent Shares and sells such Shares directly to customers, or if it chooses to couple the creation of a supply of new Shares with an active selling effort involving solicitation of secondary market demand for Shares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to a characterization as an underwriter.

Broker-dealer firms should also note that dealers who are not "underwriters" but are effecting transactions in Shares, whether or not participating in the distribution of Shares, are generally required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(3) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. The Trust, on behalf of the Fund, however, has received from the Securities and Exchange Commission an exemption from the prospectus delivery obligation in ordinary secondary market transactions under certain circumstances, on the condition that purchasers are provided with a product description of the Shares. As a result, broker-dealer firms should note that dealers who are not underwriters but are participating in a distribution (as contrasted with ordinary secondary market transactions) and thus dealing with the Shares that are part of an overallotment within the meaning of Section 4(3)(a) of the Securities Act would be unable to take advantage of the prospectus delivery exemption provided by Section 4(3) of the Securities Act. Firms that incur a prospectus delivery obligation with respect to Shares are reminded that, under the Securities Act Rule 153, a prospectus delivery obligation under Section 5(b)(2) of the Securities Act owed to a broker-dealer in connection with a sale on NASDAQ(R) is satisfied by the fact that the prospectus is available from NASDAQ(R) upon request. The prospectus delivery mechanism provided in Rule 153 is available with respect to transactions on a national securities exchange, a trading facility or an alternative trading system.

FOR MORE INFORMATION

For more detailed information on the Fund, several additional sources of information are available to you. The SAI, incorporated by reference into this prospectus, contains detailed information on the Fund's policies and operation. Call the Fund at (800) 621-1675 for shareholder inquiries or to request a free copy of the SAI or for other Fund information. The Fund's SAI is also available on the Fund's website at www.ftportfolios.com.

You may obtain this and other Fund information, including the Codes of Ethics adopted by First Trust, FTP and the Fund, directly from the Securities and Exchange Commission. Information on the Securities and Exchange Commission's website is free of charge. Visit the Securities and Exchange Commission's on-line EDGAR database at http://www.sec.gov or in person at the Securities and Exchange Commission's Public Reference Room in Washington, DC, or call the Securities and Exchange Commission at (202) 551-5850 for information on the Public Reference Room. You may also request Fund information by writing to the Securities and Exchange Commission's Public Reference Section, 100 F Street, NE, Washington, DC 20549 or by sending an electronic request, along with a duplication fee to publicinfo@sec.gov.

                       This page intentionally left blank.

Page 23


                       This page intentionally left blank.

Page 24



                           [BLANK INSIDE BACK COVER]




[GRAPHIC OMITTED]
                                   FIRST TRUST
                   NASDAQ-100-TECHNOLOGY SECTOR INDEX(SM) FUND

                              1001 Warrenville Road
                                    Suite 300
                              Lisle, Illinois 60532
                                 (800) 621-1675
                              www.ftportfolios.com



                                                     SEC File #:  333-125751
                                                                   811-21774


Back Cover

                       STATEMENT OF ADDITIONAL INFORMATION

                    INVESTMENT COMPANY ACT FILE NO. 811-21774
                        FIRST TRUST EXCHANGE-TRADED FUND
              FIRST TRUST NASDAQ-100-TECHNOLOGY SECTOR INDEX(SM) FUND
                       STATEMENT OF ADDITIONAL INFORMATION

                              DATED APRIL 25, 2006

         This Statement of Additional Information is not a Prospectus. It should be read in conjunction with the Prospectus dated April 25, 2006 (the "Prospectus") for the First Trust NASDAQ-100-Technology Sector Index(SM) Fund, a series of the First Trust Exchange-Traded Fund (the "Trust"), as it may be revised from time to time. Capitalized terms used herein that are not defined have the same meaning as in the Prospectus, unless otherwise noted. A copy of the Prospectus may be obtained without charge by writing to the Trust's Distributor, First Trust Portfolios, L.P., 1001 Warrenville Road, Lisle, Illinois 60532 or by calling toll free at (800) 621-1675.


                                TABLE OF CONTENTS

GENERAL DESCRIPTION OF THE TRUST AND THE FUND                                1
EXCHANGE LISTING AND TRADING                                                 2
INVESTMENT OBJECTIVE AND POLICIES                                            3
INVESTMENT STRATEGIES                                                        4
SUB-LICENSE AGREEMENT                                                       14
INVESTMENT RISKS                                                            15
FUND MANAGEMENT                                                             20
CUSTODIAN, TRANSFER AGENT AND FUND ACCOUNTING AGENT;
    DISTRIBUTION AND INDEX PROVIDER                                         30
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES                         32
ADDITIONAL INFORMATION                                                      32
PROXY VOTING POLICIES AND PROCEDURES                                        33
CREATION AND REDEMPTION OF CREATION UNIT AGGREGATIONS                       35

                                      -i-


FEDERAL TAX MATTERS                                                         44
DETERMINATION OF NAV                                                        50
DIVIDENDS AND DISTRIBUTIONS                                                 52
MISCELLANEOUS INFORMATION                                                   52



                                      -ii-



                  GENERAL DESCRIPTION OF THE TRUST AND THE FUND

         The Trust was organized as a Massachusetts business trust on August 8, 2003 and is authorized to issue an unlimited number of shares in one or more series or "Funds." The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust offers Shares in five series, including the First Trust NASDAQ-100-Technology Sector Index(SM) Fund (the "Fund"), a non-diversified series. This Statement of Additional Information relates only to the Fund. The shares of the Fund are referred to herein as "Shares" or "Fund Shares." Each series of the Trust represents a beneficial interest in a separate portfolio of securities and other assets, with its own objective and policies.

         The Board of Trustees of the Trust has the right to establish additional series in the future, to determine the preferences, voting powers, rights and privileges thereof and to modify such preferences, voting powers, rights and privileges without shareholder approval. Shares of any series may also be divided into one or more classes at the discretion of the Board of Trustees.

         The Trust or any series or class thereof may be terminated at any time by the Board of Trustees upon written notice to the shareholders.

         Each Share has one vote with respect to matters upon which a shareholder vote is required consistent with the requirements of the 1940 Act and the rules promulgated thereunder. Shares of all series of the Trust vote together as a single class except as otherwise required by the 1940 Act, or if the matter being voted on affects only a particular series, and, if a matter affects a particular series differently from other series, the shares of that series will vote separately on such matter.

         The Trust's Declaration of Trust provides that by becoming a shareholder of the Fund, each shareholder shall be expressly held to have agreed to be bound by the provisions of the Declaration. The Declaration may, except in limited circumstances, be amended or supplemented by the Trustees without shareholder vote. The holders of Fund Shares are required to disclose information on direct or indirect ownership of Fund Shares as may be required to comply with various laws applicable to the Fund, and ownership of Fund Shares may be disclosed by the Fund if so required by law or regulation. In addition, pursuant to the Declaration, the Trustees may, in their discretion, require the Trust to redeem Shares held by any shareholder for any reason under terms set by the Trustees. The Trust's Declaration also provides that shareholders may not bring suit on behalf of the Fund without first requesting that the Trustees bring such suit unless there would be irreparable injury to the Fund, or if a majority of the Trustees have a personal financial interest in the action. Trustees are not considered to have a personal financial interest by virtue of being compensated for their services as Trustees.

         The Trust is not required and does not intend to hold annual meetings of shareholders.

         Under Massachusetts law applicable to Massachusetts business trusts, shareholders of such a trust may, under certain circumstances, be held personally liable as partners for its obligations. However, the Declaration of Trust of the Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust and requires that notice of this disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the Trustees. The Trust's Declaration of Trust further provides for indemnification out of the assets and property of the Trust for all losses and expenses of any shareholder held personally liable for the obligations of the Trust. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust or the Fund itself was unable to meet its obligations.

         The Fund is managed by First Trust Advisors, L.P. (the "Adviser" or "First Trust").

         The Fund offers and issues Shares at net asset value ("NAV") only in aggregations of a specified number of Shares (each a "Creation Unit" or a "Creation Unit Aggregation"), generally in exchange for a basket of equity securities (the "Deposit Securities") included in the Index (as hereinafter defined), together with the deposit of a specified cash payment (the "Cash Component"). The Shares have been approved for listing and secondary trading on The NASDAQ Stock Market, Inc. ("NASDAQ(R)"), subject to notice of issuance. Fund Shares will trade on NASDAQ(R) at market prices that may be below, at or above NAV. Shares are redeemable only in Creation Unit Aggregations and, generally, in exchange for portfolio securities and a specified cash payment. Creation Units are aggregations of 50,000 Shares.

         The Trust reserves the right to offer a "cash" option for creations and redemptions of Fund Shares, although it has no current intention of doing so. Fund Shares may be issued in advance of receipt of Deposit Securities subject to various conditions including a requirement to maintain on deposit with the Trust cash at least equal to 115% of the market value of the missing Deposit Securities. See the "Creation and Redemption of Creation Unit Aggregations" section. In each instance of such cash creations or redemptions, transaction fees may be imposed that will be higher than the transaction fees associated with in-kind creations or redemptions. In all cases, such fees will be limited in accordance with the requirements of the Securities and Exchange Commission (the "SEC") applicable to management investment companies offering redeemable securities.

                          EXCHANGE LISTING AND TRADING

         There can be no assurance that the requirements of NASDAQ(R) necessary to maintain the listing of Shares of the Fund will continue to be met. NASDAQ(R) may, but is not required to, remove the Shares of the Fund from listing if the Fund fails to maintain compliance with NASDAQ(R)'s listing standards. NASDAQ(R) will remove the Shares of the Fund from listing and trading upon termination of the Fund. NASDAQ(R) may have a conflict of interests with respect to the Fund because the Shares are listed on NASDAQ(R) and NASDAQ(R) is also the Index provider.

         As in the case of other stocks traded on NASDAQ(R), customers will have pay transaction-related expenses to execute trades.

         The Fund reserves the right to adjust the price levels of Shares in the future to help maintain convenient trading ranges for investors. Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of the Fund.

                        INVESTMENT OBJECTIVE AND POLICIES

         The Prospectus describes the investment objective and policies of the Fund. The following supplements the information contained in the Prospectus concerning the investment objective and policies of the Fund.

         The Fund is also subject to the following fundamental policies, which may not be changed without approval of the holders of a majority of the outstanding voting securities of the Fund:

                   (1) The Fund may not issue senior securities, except as permitted under the 1940 Act.

                   (2) The Fund may not borrow money, except that the Fund may
         (i) borrow money from banks for temporary or emergency purposes (but not for leverage or the purchase of investments) and (ii) engage in other transactions permissible under the 1940 Act that may involve a borrowing (such as obtaining short-term credits as are necessary for the clearance of transactions, engaging in delayed-delivery transactions, or purchasing certain futures, forward contracts and options), provided that the combination of (i) and (ii) shall not exceed 33-1/3% of the value of the Fund's total assets (including the amount borrowed), less the Fund's liabilities (other than borrowings).

                   (3) The Fund will not underwrite the securities of other issuers except to the extent the Fund may be considered an underwriter under the Securities Act of 1933 (the "1933 Act") in connection with the purchase and sale of portfolio securities.

                   (4) The Fund will not purchase or sell real estate or interests therein, unless acquired as a result of ownership of securities or other instruments (but this shall not prohibit the Fund from purchasing or selling securities or other instruments backed by real estate or of issuers engaged in real estate activities).

                   (5) The Fund may not make loans to other persons, except through (i) the purchase of debt securities permissible under the Fund's investment policies, (ii) repurchase agreements, or (iii) the lending of portfolio securities, provided that no such loan of portfolio securities may be made by the Fund if, as a result, the aggregate of such loans would exceed 33-1/3% of the value of the Fund's total assets.

                   (6) The Fund may not purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from purchasing or selling options, futures contracts, forward contracts or other derivative instruments, or from investing in securities or other instruments backed by physical commodities).

                   (7) Invest 25% or more of the value of its total assets in securities of issuers in any one industry or group of industries, except to the extent that the Index that the Fund replicates, concentrates in an industry or group of industries. This restriction does not apply to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

         Except for restriction (2), if a percentage restriction is adhered to at the time of investment, a later increase in percentage resulting from a change in market value of the investment or the total assets will not constitute a violation of that restriction.

         The foregoing fundamental policies and the investment objective of the Fund may not be changed without the affirmative vote of the majority of the outstanding voting securities of the Fund. The 1940 Act defines a majority vote as the vote of the lesser of (i) 67% or more of the voting securities represented at a meeting at which more than 50% of the outstanding securities are represented; or (ii) more than 50% of the outstanding voting securities. With respect to the submission of a change in an investment policy to the holders of outstanding voting securities of the Fund, such matter shall be deemed to have been effectively acted upon with respect to the Fund if a majority of the outstanding voting securities of the Fund vote for the approval of such matter, notwithstanding that (1) such matter has not been approved by the holders of a majority of the outstanding voting securities of any other series affected by such matter, and (2) such matter has not been approved by the vote of a majority of the outstanding voting securities.

         In addition to the foregoing fundamental policies, the Fund is also subject to strategies and policies discussed herein which, unless otherwise noted, are non-fundamental restrictions and policies which may be changed by the Board of Trustees.

                              INVESTMENT STRATEGIES

         Under normal circumstances, the Fund will invest at least 90% of its total assets in common stocks that comprise the NASDAQ-100 Technology Sector Index(SM) (the "Technology Index"). Fund Shareholders are entitled to 60 days' notice prior to any change in this non-fundamental investment policy.

TYPES OF INVESTMENTS

         Warrants: The Fund may invest in warrants. Warrants acquired by the Fund entitle it to buy common stock from the issuer at a specified price and time. They do not represent ownership of the securities but only the right to buy them. Warrants are subject to the same market risks as stocks, but may be more volatile in price. The Fund's investment in warrants will not entitle it to receive dividends or exercise voting rights and will become worthless if the warrants cannot be profitably exercised before their expiration date.

         Delayed-Delivery Transactions: The Fund may from time to time purchase securities on a "when-issued" or other delayed-delivery basis. The price of securities purchased in such transactions is fixed at the time the commitment to purchase is made, but delivery and payment for the securities take place at a later date. Normally, the settlement date occurs within 45 days of the purchase. During the period between the purchase and settlement, no payment is made by the Fund to the issuer and no interest is accrued on debt securities or dividend income is earned on equity securities. Delayed-delivery commitments involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in value of the Fund's other assets. While securities purchased in delayed-delivery transactions may be sold prior to the settlement date, the Fund intends to purchase such securities with the purpose of actually acquiring them. At the time the Fund makes the commitment to purchase a security in a delayed-delivery transaction, it will record the transaction and reflect the value of the security in determining its net asset value. The Fund does not believe that net asset value will be adversely affected by purchases of securities in delayed-delivery transactions.

         The Fund will earmark or maintain in a segregated account cash, U.S. Government securities, and high-grade liquid debt securities equal in value to commitments for delayed-delivery securities. Such earmarked or segregated securities will mature or, if necessary, be sold on or before the settlement date. When the time comes to pay for delayed-delivery securities, the Fund will meet its obligations from then-available cash flow, sale of the securities earmarked or held in the segregated account described above, sale of other securities, or, although it would not normally expect to do so, from the sale of the delayed-delivery securities themselves (which may have a market value greater or less than the Fund's payment obligation).

         Illiquid Securities: The Fund may invest in illiquid securities (i.e., securities that are not readily marketable). For purposes of this restriction, illiquid securities include, but are not limited to, restricted securities (securities the disposition of which is restricted under the federal securities laws), securities that may only be resold pursuant to Rule 144A under the 1933 Act, as amended, but that are deemed to be illiquid; and repurchase agreements with maturities in excess of seven days. However, the Fund will not acquire illiquid securities if, as a result, such securities would comprise more than 15% of the value of the Fund's net assets. The Board of Trustees or its delegates has the ultimate authority to determine, to the extent permissible under the federal securities laws, which securities are liquid or illiquid for purposes of this 15% limitation. The Board of Trustees has delegated to First Trust the day-to-day determination of the illiquidity of any equity or fixed-income security, although it has retained oversight and ultimate responsibility for such determinations. Although no definitive liquidity criteria are used, the Board of Trustees has directed First Trust to look to factors such as (i) the nature of the market for a security (including the institutional private resale market; the frequency of trades and quotes for the security; the number of dealers willing to purchase or sell the security; and the amount of time normally needed to dispose of the security, the method of soliciting offers and the mechanics of transfer), (ii) the terms of certain securities or other instruments allowing for the disposition to a third party or the issuer thereof (e.g., certain repurchase obligations and demand instruments), and (iii) other permissible relevant factors.

         Restricted securities may be sold only in privately negotiated transactions or in a public offering with respect to which a registration statement is in effect under the 1933 Act. Where registration is required, the Fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Fund might obtain a less favorable price than that which prevailed when it decided to sell. Illiquid securities will be priced at fair value as determined in good faith under procedures adopted by the Board of Trustees. If, through the appreciation of illiquid securities or the depreciation of liquid securities, the Fund should be in a position where more than 15% of the value of its net assets are invested in illiquid securities, including restricted securities which are not readily marketable, the Fund will take such steps as is deemed advisable, if any, to protect liquidity.

         Money Market Funds: The Fund may invest in shares of money market funds to the extent permitted by the 1940 Act.

         Temporary Investments: The Fund may, without limit as to percentage of assets, purchase U.S. Government securities or short-term debt securities to keep cash on hand fully invested or for temporary defensive purposes. Short-term debt securities are securities from issuers having a long-term debt rating of at least A or higher by Standard & Poor's Ratings Group ("S&P"), Moody's Investors Service, Inc. ("Moody's") or Fitch, Inc. ("Fitch") and having a maturity of one year or less.

         Short-term debt securities are defined to include, without limitation, the following:

                   (1) U.S. Government securities, including bills, notes and bonds differing as to maturity and rates of interest, which are either issued or guaranteed by the U.S. Treasury or by U.S. Government agencies or instrumentalities. U.S. Government agency securities include securities issued by (a) the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of United States, Small Business Administration, and the Government National Mortgage Association, whose securities are supported by the full faith and credit of the United States; (b) the Federal Home Loan Banks, Federal Intermediate Credit Banks, and the Tennessee Valley Authority, whose securities are supported by the right of the agency to borrow from the U.S. Treasury; (c) Fannie Mae, whose securities are supported by the discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality; and (d) the Student Loan Marketing Association, whose securities are supported only by its credit. While the U.S. Government provides financial support to such U.S. Government-sponsored agencies or instrumentalities, no assurance can be given that it always will do so since it is not so obligated by law. The U.S. Government, its agencies, and instrumentalities do not guarantee the market value of their securities, and consequently, the value of such securities may fluctuate.

                   (2) Certificates of deposit issued against funds deposited in a bank or savings and loan association. Such certificates are for a definite period of time, earn a specified rate of return, and are normally negotiable. If such certificates of deposit are non-negotiable, they will be considered illiquid securities and be subject to the Fund's 15% restriction on investments in illiquid securities. Pursuant to the certificate of deposit, the issuer agrees to pay the amount deposited plus interest to the bearer of the certificate on the date specified thereon. Under current FDIC regulations, the maximum insurance payable as to any one certificate of deposit is $100,000; therefore certificates of deposit purchased by the Fund may not be fully insured.

                   (3) Bankers' acceptances which are short-term credit instruments used to finance commercial transactions. Generally, an acceptance is a time draft drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then "accepted" by a bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date. The acceptance may then be held by the accepting bank as an asset or it may be sold in the secondary market at the going rate of interest for a specific maturity.

                   (4) Repurchase agreements, which involve purchases of debt securities. In such an action, at the time the Fund purchases the security, it simultaneously agrees to resell and redeliver the security to the seller, who also simultaneously agrees to buy back the security at a fixed price and time. This assures a predetermined yield for the Fund during its holding period since the resale price is always greater than the purchase price and reflects an agreed upon market rate. The period of these repurchase agreements will usually be short, from overnight to one week. Such actions afford an opportunity for the Fund to invest temporarily available cash. The Fund may enter into repurchase agreements only with respect to obligations of the U.S. Government, its agencies or instrumentalities; certificates of deposit; or bankers acceptances in which the Fund may invest. In addition, the Fund may only enter into repurchase agreements where the market value of the purchased securities/collateral equals at least 100% of principal including accrued interest and is marked-to-market daily. The risk to the Fund is limited to the ability of the seller to pay the agreed-upon sum on the repurchase date; in the event of default, the repurchase agreement provides that the affected Fund is entitled to sell the underlying collateral. If the value of the collateral declines after the agreement is entered into, however, and if the seller defaults under a repurchase agreement when the value of the underlying collateral is less than the repurchase price, the Fund could incur a loss of both principal and interest. The Fund, however, intends to enter into repurchase agreements only with financial institutions and dealers believed by First Trust to present minimal credit risks in accordance with criteria established by the Board of Trustees. First Trust will review and monitor the creditworthiness of such institutions. First Trust monitors the value of the collateral at the time the action is entered into and at all times during the term of the repurchase agreement. First Trust does so in an effort to determine that the value of the collateral always equals or exceeds the agreed-upon repurchase price to be paid to the Fund. If the seller were to be subject to a federal bankruptcy proceeding, the ability of the Fund to liquidate the collateral could be delayed or impaired because of certain provisions of the bankruptcy laws.

                   (5) Bank time deposits, which are monies kept on deposit with banks or savings and loan associations for a stated period of time at a fixed rate of interest. There may be penalties for the early withdrawal of such time deposits, in which case the yields of these investments will be reduced.

                   (6) Commercial paper, which are short-term unsecured promissory notes, including variable rate master demand notes issued by corporations to finance their current operations. Master demand notes are direct lending arrangements between the Fund and a corporation. There is no secondary market for the notes. However, they are redeemable by the Fund at any time. The portfolio manager will consider the financial condition of the corporation (e.g., earning power, cash flow, and other liquidity ratios) and will continuously monitor the corporation's ability to meet all of its financial obligations, because the Fund's liquidity might be impaired if the corporation were unable to pay principal and interest on demand. The Fund may only invest in commercial paper rated A-1 or better by S&P, Prime-1 or higher by Moody's or Fitch 2 or higher by Fitch.

PORTFOLIO TURNOVER

         The Fund buys and sells portfolio securities in the normal course of its investment activities. The proportion of the Fund's investment portfolio that is sold and replaced with new securities during a year is known as the Fund's portfolio turnover rate. A turnover rate of 100% would occur, for example, if the Fund sold and replaced securities valued at 100% of its net assets within one year. Active trading would result in the payment by the Fund of increased brokerage costs and expenses.

HEDGING STRATEGIES

General Description of Hedging Strategies

         The Fund may engage in hedging activities. First Trust may cause the Fund to utilize a variety of financial instruments, including options, forward contracts, futures contracts (hereinafter referred to as "Futures" or "Futures Contracts"), and options on Futures Contracts to attempt to hedge the Fund's holdings.

         Hedging or derivative instruments on securities generally are used to hedge against price movements in one or more particular securities positions that the Fund owns or intends to acquire. Such instruments may also be used to "lock-in" realized but unrecognized gains in the value of portfolio securities. Hedging instruments on stock indices, in contrast, generally are used to hedge against price movements in broad equity market sectors in which the Fund has invested or expects to invest. Hedging strategies, if successful, can reduce the risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements in the investments being hedged. However, hedging strategies can also reduce the opportunity for gain by offsetting the positive effect of favorable price movements in the hedged investments. The use of hedging instruments is subject to applicable regulations of the SEC, the several options and futures exchanges upon which they are traded, the Commodity Futures Trading Commission (the "CFTC") and various state regulatory authorities. In addition, the Fund's ability to use hedging instruments may be limited by tax considerations.

General Limitations on Futures and Options Transactions

         The Trust has filed a notice of eligibility for exclusion from the definition of the term "commodity pool operator" with the National Futures Association, the futures industry's self-regulatory organization. The Fund will not enter into futures and options transactions if the sum of the initial margin deposits and premiums paid for unexpired options exceeds 5% of the Fund's total assets. In addition, the Fund will not enter into Futures Contracts and options transactions if more than 30% of its net assets would be committed to such instruments.

         The foregoing limitations are not fundamental policies of the Fund and may be changed without shareholder approval as regulatory agencies permit. Various exchanges and regulatory authorities have undertaken reviews of options and Futures trading in light of market volatility. Among the possible actions that have been presented are proposals to adopt new or more stringent daily price fluctuation limits for Futures and options transactions and proposals to increase the margin requirements for various types of futures transactions.

Asset Coverage for Futures and Options Positions

         The Fund will comply with the regulatory requirements of the SEC and the CFTC with respect to coverage of options and Futures positions by registered investment companies and, if the guidelines so require, will earmark or set aside cash, U.S. Government securities, high grade liquid debt securities and/or other liquid assets permitted by the SEC and CFTC in a segregated custodial account in the amount prescribed. Securities earmarked or held in a segregated account cannot be sold while the Futures or options position is outstanding, unless replaced with other permissible assets, and will be marked-to-market daily.

Stock Index Options

         The Fund may purchase stock index options, sell stock index options in order to close out existing positions, and/or write covered options on stock indices for hedging purposes. Stock index options are put options and call options on various stock indices. In most respects, they are identical to listed options on common stocks. The primary difference between stock options and index options occurs when index options are exercised. In the case of stock options, the underlying security, common stock, is delivered. However, upon the exercise of an index option, settlement does not occur by delivery of the securities comprising the index. The option holder who exercises the index option receives an amount of cash if the closing level of the stock index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. This amount of cash is equal to the difference between the closing price of the stock index and the exercise price of the option expressed in dollars times a specified multiple.

         A stock index fluctuates with changes in the market values of the stocks included in the index. For example, some stock index options are based on a broad market index, such as the Standard & Poor's 500 or the Value Line Composite Indices or a more narrow market index, such as the Standard & Poor's
100. Indices may also be based on an industry or market segment. Options on stock indices are currently traded on the following exchanges: the Chicago Board

Options Exchange, the New York Stock Exchange ("NYSE"), NASDAQ(R), the
American Stock Exchange, the Pacific Stock Exchange, and the Philadelphia Stock Exchange.

         The Fund's use of stock index options is subject to certain risks. Successful use by the Fund of options on stock indices will be subject to the ability of First Trust to correctly predict movements in the directions of the stock market. This requires different skills and techniques than predicting changes in the prices of individual securities. In addition, the Fund's ability to effectively hedge all or a portion of the securities in its portfolio, in anticipation of or during a market decline through transactions in put options on stock indices, depends on the degree to which price movements in the underlying index correlate with the price movements of the securities held by the Fund. Inasmuch as the Fund's securities will not duplicate the components of an index, the correlation will not be perfect. Consequently, the Fund will bear the risk that the prices of its securities being hedged will not move in the same amount as the prices of its put options on the stock indices. It is also possible that there may be a negative correlation between the index and the Fund's securities, which would result in a loss on both such securities and the options on stock indices acquired by the Fund.

         The hours of trading for options may not conform to the hours during which the underlying securities are traded. To the extent that the options markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying markets that cannot be reflected in the options markets. The purchase of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The purchase of stock index options involves the risk that the premium and transaction costs paid by the Fund in purchasing an option will be lost as a result of unanticipated movements in prices of the securities comprising the stock index on which the option is based.

Certain Considerations Regarding Options

         There is no assurance that a liquid secondary market on an options exchange will exist for any particular option, or at any particular time, and for some options no secondary market on an exchange or elsewhere may exist. If the Fund is unable to close out a call option on securities that it has written before the option is exercised, the Fund may be required to purchase the optioned securities in order to satisfy its obligation under the option to deliver such securities. If the Fund is unable to effect a closing sale transaction with respect to options on securities that it has purchased, it would have to exercise the option in order to realize any profit and would incur transaction costs upon the purchase and sale of the underlying securities.

         The writing and purchasing of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Imperfect correlation between the options and securities markets may detract from the effectiveness of attempted hedging. Options transactions may result in significantly higher transaction costs and portfolio turnover for the Fund.

Futures Contracts

         The Fund may enter into Futures Contracts, including index Futures as a hedge against movements in the equity markets, in order to hedge against changes on securities held or intended to be acquired by the Fund or for other purposes permissible under the Commodity Exchange Act (the "CEA"). The Fund's hedging may include sales of Futures as an offset against the effect of expected declines in stock prices and purchases of Futures as an offset against the effect of expected increases in stock prices. The Fund will not enter into Futures Contracts which are prohibited under the CEA and will, to the extent required by regulatory authorities, enter only into Futures Contracts that are traded on national futures exchanges and are standardized as to maturity date and underlying financial instrument. The principal interest rate Futures exchanges in the United States are the Board of Trade of the City of Chicago and the Chicago Mercantile Exchange. Futures exchanges and trading are regulated under the CEA by the CFTC.

         An interest rate futures contract provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument (e.g., a debt security) or currency for a specified price at a designated date, time and place. An index Futures Contract is an agreement pursuant to which the parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index Futures Contract was originally written. Transaction costs are incurred when a Futures Contract is bought or sold and margin deposits must be maintained. A Futures Contract may be satisfied by delivery or purchase, as the case may be, of the instrument or by payment of the change in the cash value of the index. More commonly, Futures Contracts are closed out prior to delivery by entering into an offsetting transaction in a matching Futures Contract. Although the value of an index might be a function of the value of certain specified securities, no physical delivery of those securities is made. If the offsetting purchase price is less than the original sale price, a gain will be realized. Conversely, if the offsetting sale price is more than the original purchase price, a gain will be realized; if it is less, a loss will be realized. The transaction costs must also be included in these calculations. There can be no assurance, however, that the Fund will be able to enter into an offsetting transaction with respect to a particular Futures Contract at a particular time. If the Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain the margin deposits on the Futures Contract.

         Margin is the amount of funds that must be deposited by the Fund with its custodian in a segregated account in the name of the futures commission merchant in order to initiate Futures trading and to maintain the Fund's open positions in Futures Contracts. A margin deposit is intended to ensure the Fund's performance of the Futures Contract.

         The margin required for a particular Futures Contract is set by the exchange on which the Futures Contract is traded and may be significantly modified from time to time by the exchange during the term of the Futures Contract. Futures Contracts are customarily purchased and sold on margins that may range upward from less than 5% of the value of the Futures Contract being traded.

         If the price of an open Futures Contract changes (by increase in the case of a sale or by decrease in the case of a purchase) so that the loss on the Futures Contract reaches a point at which the margin on deposit does not satisfy margin requirements, the broker will require an increase in the margin. However, if the value of a position increases because of favorable price changes in the Futures Contract so that the margin deposit exceeds the required margin, the broker will pay the excess to the Fund. In computing daily net asset value, the Fund will mark to market the current value of its open Futures Contracts. The Fund expects to earn interest income on its margin deposits.

         Because of the low margin deposits required, Futures trading involves an extremely high degree of leverage. As a result, a relatively small price movement in a Futures Contract may result in immediate and substantial loss, as well as gain, to the investor. For example, if at the time of purchase, 10% of the value of the Futures Contract is deposited as margin, a subsequent 10% decrease in the value of the Futures Contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit, if the Future Contracts were closed out. Thus, a purchase or sale of a Futures Contract may result in losses in excess of the amount initially invested in the Futures Contract. However, the Fund would presumably have sustained comparable losses if, instead of the Futures Contract, it had invested in the underlying financial instrument and sold it after the decline.

         Most United States Futures exchanges limit the amount of fluctuation permitted in Futures Contract prices during a single trading day. The day limit establishes the maximum amount that the price of a Futures Contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of Futures Contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures Contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of Futures positions and subjecting some Futures traders to substantial losses.

         There can be no assurance that a liquid market will exist at a time when the Fund seeks to close out a Futures position. The Fund would continue to be required to meet margin requirements until the position is closed, possibly resulting in a decline in the Fund's net asset value. In addition, many of the contracts discussed above are relatively new instruments without a significant trading history. As a result, there can be no assurance that an active secondary market will develop or continue to exist.

         A public market exists in Futures Contracts covering a number of indices, including, but not limited to, the S&P 500 Index, the S&P 100 Index, the NASDAQ-100 Index(R), the Value Line Composite Index and the New York Stock Exchange Composite Index.

Options on Futures

         The Fund may also purchase or write put and call options on Futures Contracts and enter into closing transactions with respect to such options to terminate an existing position. A futures option gives the holder the right, in return for the premium paid, to assume a long position (call) or short position
(put) in a Futures Contract at a specified exercise price prior to the expiration of the option. Upon exercise of a call option, the holder acquires a long position in the Futures Contract and the writer is assigned the opposite short position. In the case of a put option, the opposite is true. Prior to exercise or expiration, a futures option may be closed out by an offsetting purchase or sale of a futures option of the same series.

         The Fund may use options on Futures Contracts in connection with hedging strategies. Generally, these strategies would be applied under the same market and market sector conditions in which the Fund uses put and call options on securities or indices. The purchase of put options on Futures Contracts is analogous to the purchase of puts on securities or indices so as to hedge the Fund's securities holdings against the risk of declining market prices. The writing of a call option or the purchasing of a put option on a Futures Contract constitutes a partial hedge against declining prices of securities which are deliverable upon exercise of the Futures Contract. If the price at expiration of a written call option is below the exercise price, the Fund will retain the full amount of the option premium which provides a partial hedge against any decline that may have occurred in the Fund's holdings of securities. If the price when the option is exercised is above the exercise price, however, the Fund will incur a loss, which may be offset, in whole or in part, by the increase in the value of the securities held by the Fund that were being hedged. Writing a put option or purchasing a call option on a Futures Contract serves as a partial hedge against an increase in the value of the securities the Fund intends to acquire.

         As with investments in Futures Contracts, the Fund is required to deposit and maintain margin with respect to put and call options on Futures Contracts written by it. Such margin deposits will vary depending on the nature of the underlying Futures Contract (and the related initial margin requirements), the current market value of the option, and other futures positions held by the Fund. The Fund will earmark or set aside in a segregated account at the Fund's custodian, liquid assets, such as cash, U.S. Government securities or other high-grade liquid debt obligations equal in value to the amount due on the underlying obligation. Such segregated assets will be marked-to-market daily, and additional assets will be earmarked or placed in the segregated account whenever the total value of the earmarked or segregated assets falls below the amount due on the underlying obligation.

         The risks associated with the use of options on Futures Contracts include the risk that the Fund may close out its position as a writer of an option only if a liquid secondary market exists for such options, which cannot be assured. The Fund's successful use of options on Futures Contracts depends on First Trust's ability to correctly predict the movement in prices of Futures Contracts and the underlying instruments, which may prove to be incorrect. In addition, there may be imperfect correlation between the instruments being hedged and the Futures Contract subject to the option. For additional information, see "Futures Contracts." Certain characteristics of the futures market might increase the risk that movements in the prices of futures contracts or options on futures contracts might not correlate perfectly with movements in the prices of the investments being hedged. For example, all participants in the futures and options on futures contracts markets are subject to daily variation margin calls and might be compelled to liquidate futures or options on futures contracts positions whose prices are moving unfavorably to avoid being subject to further calls. These liquidations could increase the price volatility of the instruments and distort the normal price relationship between the futures or options and the investments being hedged. Also, because of initial margin deposit requirements, there might be increased participation by speculators in the futures markets. This participation also might cause temporary price distortions. In addition, activities of large traders in both the futures and securities markets involving arbitrage, "program trading," and other investment strategies might result in temporary price distortions.

                              SUBLICENSE AGREEMENT

         The Fund has entered into a sublicense agreement (the "Sublicense Agreement") with First Trust that grants the Fund a nonexclusive and non-transferable sublicense to use certain intellectual property of NASDAQ(R) in connection with the issuance, distribution, marketing and/or promotion of the Fund. Pursuant to the Sublicense Agreement, the Fund has agreed to be bound by certain provisions of a product license agreement between NASDAQ(R) and First Trust (the "Product License Agreement"). Pursuant to the Product License Agreement, the Fund will pay NASDAQ(R) an annual license fee of 0.10% of the average daily NAV of the Fund.

         The Fund is not sponsored, endorsed, sold or promoted by NASDAQ(R) or its affiliates (NASDAQ(R) with its affiliates are referred to as the "Corporations"). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of descriptions and disclosures relating to, the Fund. The Corporations make no representation or warranty, express or implied to the owners of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly, or the ability of the NASDAQ-100 Technology Sector Index(SM) to track general stock market performance. The Corporations' only relationship to First Trust with respect to the Fund is in the licensing of the NASDAQ(R), NASDAQ-100(R), NASDAQ-100 Index(R) and NASDAQ-100 Technology Sector Index(SM) trademarks, and certain trade names of the Corporations and the use of the NASDAQ-100 Technology Sector Index(SM) which is determined, composed and calculated by NASDAQ(R) without regard to First Trust or the Fund. NASDAQ(R) has no obligation to take the needs of First Trust or the owners of the Fund into consideration in determining, composing or calculating the NASDAQ-100 Technology Sector Index(SM). The Corporations are not responsible for and have not participated in the determination of the timing of, prices at, or quantities of Fund Shares to be issued or in the determination or calculation of the equation by which Fund Shares are to be converted into cash. The Corporations have no liability in connection with the administration, marketing or trading of the Fund.

         THE CORPORATIONS DO NOT GUARANTEE THE ACCURACY AND/OR UNINTERRUPTED CALCULATION OF THE NASDAQ-100 TECHNOLOGY SECTOR INDEX(SM) OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE PRODUCT(S), OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE NASDAQ-100 TECHNOLOGY SECTOR INDEX(SM) OR ANY DATA INCLUDED

THEREIN. THE CORPORATIONS MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE NASDAQ-100 TECHNOLOGY SECTOR INDEX(SM) OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE CORPORATIONS HAVE ANY LIABILITY FOR ANY LOST PROFITS OR SPECIAL, INCIDENTAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

                                INVESTMENT RISKS

Overview

         An investment in the Fund should be made with an understanding of the risks which an investment in common stocks entails, including the risk that the financial condition of the issuers of the equity securities or the general condition of the common stock market may worsen and the value of the equity securities and therefore the value of the Fund may decline. The Fund may not be an appropriate investment for those who are unable or unwilling to assume the risks involved generally with an equity investment. The past market and earnings performance of any of the equity securities included in the Fund is not predictive of their future performance. Common stocks are especially susceptible to general stock market movements and to volatile increases and decreases of value as market confidence in and perceptions of the issuers change. These perceptions are based on unpredictable factors including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic or banking crises. First Trust cannot predict the direction or scope of any of these factors. Shareholders of common stocks have rights to receive payments from the issuers of those common stocks that are generally subordinate to those of creditors of, or holders of debt obligations or preferred stocks of, such issuers.

         Shareholders of common stocks of the type held by the Fund have a right to receive dividends only when and if, and in the amounts, declared by the issuer's board of directors and have a right to participate in amounts available for distribution by the issuer only after all other claims on the issuer have been paid. Common stocks do not represent an obligation of the issuer and, therefore, do not offer any assurance of income or provide the same degree of protection of capital as do debt securities. The issuance of additional debt securities or preferred stock will create prior claims for payment of principal, interest and dividends which could adversely affect the ability and inclination of the issuer to declare or pay dividends on its common stock or the rights of holders of common stock with respect to assets of the issuer upon liquidation or bankruptcy. The value of common stocks is subject to market fluctuations for as long as the common stocks remain outstanding, and thus the value of the equity securities in the Fund will fluctuate over the life of the Fund and may be more or less than the price at which they were purchased by the Fund. The equity securities held in the Fund may appreciate or depreciate in value (or pay dividends) depending on the full range of economic and market influences affecting these securities, including the impact of the Fund's purchase and sale of the equity securities and other factors.

         Holders of common stocks incur more risk than holders of preferred stocks and debt obligations because common stockholders, as owners of the entity, have generally inferior rights to receive payments from the issuer in comparison with the rights of creditors of, or holders of debt obligations or preferred stocks issued by, the issuer. Cumulative preferred stock dividends must be paid before common stock dividends and any cumulative preferred stock dividend omitted is added to future dividends payable to the holders of cumulative preferred stock. Preferred stockholders are also generally entitled to rights on liquidation which are senior to those of common stockholders.

ADDITIONAL RISKS OF INVESTING IN THE FUND

Liquidity

         Whether or not the equity securities in the Fund are listed on a securities exchange, the principal trading market for the equity securities may be in the over-the-counter market. As a result, the existence of a liquid trading market for the equity securities may depend on whether dealers will make a market in the equity securities. There can be no assurance that a market will be made for any of the equity securities, that any market for the equity securities will be maintained or that there will be sufficient liquidity of the equity securities in any markets made. The price of the equity securities held by the Fund will be adversely affected if trading markets for the equity securities are limited or absent.

Concentration Risk

         TECHNOLOGY SECTOR. The Technology Index is concentrated in the securities of technology companies and, as a result, to the extent the Technology Index is concentrated in a given sector, the Fund is also likely to be concentrated.

         Technology companies generally include companies involved in the development, design, manufacture and sale of computers and peripherals, software and services, data networking/communications equipment, internet access/information providers, semiconductors and semiconductor equipment and other related products, systems and services. The market for these products, especially those specifically related to the Internet, is characterized by rapidly changing technology, rapid product obsolescence, cyclical market patterns, evolving industry standards and frequent new product introductions. The success of the issuers of the securities depends in substantial part on the timely and successful introduction of new products. An unexpected change in one or more of the technologies affecting an issuer's products or in the market for products based on a particular technology could have a material adverse effect on an issuer's operating results. Furthermore, there can be no assurance that the issuers of the securities will be able to respond in a timely manner to compete in the rapidly developing marketplace.

         Based on trading history of common stock of technology companies, factors such as announcements of new products or development of new technologies and general conditions of the industry have caused and are likely to cause the market price of high-technology common stocks to fluctuate substantially. In addition, technology company stocks have experienced extreme price and volume fluctuations that often have been unrelated to the operating performance of such companies. This market volatility may adversely affect the market price of the securities held by the Fund.

         Some key components of certain products of technology issuers are currently available only from single sources. There can be no assurance that in the future suppliers will be able to meet the demand for components in a timely and cost effective manner. Accordingly, an issuer's operating results and customer relationships could be adversely affected by either an increase in price for, or an interruption or reduction in supply of, any key components. Additionally, many technology issuers are characterized by a highly concentrated customer base consisting of a limited number of large customers who may require product vendors to comply with rigorous industry standards. Any failure to comply with such standards may result in a significant loss or reduction of sales. Because many products and technologies of technology companies are incorporated into other related products, such companies are often highly dependent on the performance of the personal computer, electronics and telecommunications industries. There can be no assurance that these customers will place additional orders, or that an issuer of securities will obtain orders of similar magnitude as past orders from other customers. Similarly, the success of certain technology companies is tied to a relatively small concentration of products or technologies. Accordingly, a decline in demand of such products, technologies or from such customers could have a material adverse impact on issuers of the securities.

         Many technology companies rely on a combination of patents, copyrights, trademarks and trade secret laws to establish and protect their proprietary rights in their products and technologies. There can be no assurance that the steps taken by the issuers of the securities to protect their proprietary rights will be adequate to prevent misappropriation of their technology or that competitors will not independently develop technologies that are substantially equivalent or superior to such issuers' technology. In addition, due to the increasing public use of the Internet, it is possible that other laws and regulations may be adopted to address issues such as privacy, pricing, characteristics, and quality of Internet products and services. The adoption of any such laws could have a material adverse impact on the securities in the Fund.

         Like many areas of technology, the semiconductor business environment is highly competitive, notoriously cyclical and subject to rapid and often unanticipated change. Recent industry downturns have resulted, in part, from weak pricing, persistent overcapacity, slowdown in Asian demand and a shift in retail personal computer sales toward the low end, or "sub-$1,000" segment. Industry growth is dependent upon several factors, including: the rate of global economic expansion; demand for products such as personal computers and networking and communications equipment; excess productive capacity and the resultant effect on pricing; and the rate of growth in the market for low-priced personal computers.

Small Capitalization and Mid Capitalization Companies

         The equity securities in the Fund may include small cap and mid cap company stocks. Small cap and mid cap company stocks have customarily involved more investment risk than large capitalization stocks. Small cap and mid cap companies may have limited product lines, markets or financial resources; may lack management depth or experience; and may be more vulnerable to adverse general market or economic developments than large cap companies. Some of these companies may distribute, sell or produce products that have recently been brought to market and may be dependent on key personnel.

         The prices of small cap and mid cap company securities are often more volatile than prices associated with large cap company issues, and can display abrupt or erratic movements at times, due to limited trading volumes and less publicly available information. Also, because small cap and mid cap companies normally have fewer shares outstanding and these shares trade less frequently than large cap companies, it may be more difficult for the Fund which contains these equity securities to buy and sell significant amounts of such shares without an unfavorable impact on prevailing market prices. The securities of small cap and mid cap companies are often traded over-the-counter and may not be traded in the volumes typical of a national securities exchange.

License Termination Risk

         The Fund relies on a license from NASDAQ(R) that permits the use of the intellectual property of such party in connection with the name and investment strategies of the Fund. Such license may be terminated by the licensor, and as a result the Fund may lose its ability to use the licensed name or the licensed investment strategy. Accordingly, in the event the license is terminated, it may have a significant effect on the operation of the Fund.

RISKS AND SPECIAL CONSIDERATIONS CONCERNING DERIVATIVES

         In addition to the foregoing, the use of derivative instruments involves certain general risks and considerations as described below.

                   (1) Market Risk. Market risk is the risk that the value of the underlying assets may go up or down. Adverse movements in the value of an underlying asset can expose the Fund to losses. Market risk is the primary risk associated with derivative transactions. Derivative instruments may include elements of leverage and, accordingly, fluctuations in the value of the derivative instrument in relation to the underlying asset may be magnified. The successful use of derivative instruments depends upon a variety of factors, particularly the portfolio manager's ability to predict movements of the securities, currencies, and commodities markets, which may require different skills than predicting changes in the prices of individual securities. There can be no assurance that any particular strategy adopted will succeed. A decision to engage in a derivative transaction will reflect the portfolio manager's judgment that the derivative transaction will provide value to the Fund and its shareholders and is consistent with the Fund's objective, investment limitations, and operating policies.

         In making such a judgment, the portfolio manager will analyze the benefits and risks of the derivative transactions and weigh them in the context of the Fund's overall investments and investment objective.

                   (2) Credit Risk. Credit risk is the risk that a loss may be sustained as a result of the failure of a counterparty to comply with the terms of a derivative instrument. The counterparty risk for exchange-traded derivatives is generally less than for privately-negotiated or over-the-counter ("OTC") derivatives, since generally a clearing agency, which is the issuer or counterparty to each exchange-traded instrument, provides a guarantee of performance. For privately-negotiated instruments, there is no similar clearing agency guarantee. In all transactions, the Fund will bear the risk that the counterparty will default, and this could result in a loss of the expected benefit of the derivative transactions and possibly other losses to the Fund. The Fund will enter into transactions in derivative instruments only with counterparties that First Trust reasonably believes are capable of performing under the contract.

                   (3) Correlation Risk. Correlation risk is the risk that there might be an imperfect correlation, or even no correlation, between price movements of a derivative instrument and price movements of investments being hedged. When a derivative transaction is used to completely hedge another position, changes in the market value of the combined position (the derivative instrument plus the position being hedged) result from an imperfect correlation between the price movements of the two instruments. With a perfect hedge, the value of the combined position remains unchanged with any change in the price of the underlying asset. With an imperfect hedge, the value of the derivative instrument and its hedge are not perfectly correlated. For example, if the value of a derivative instrument used in a short hedge (such as writing a call option, buying a put option or selling a futures contract) increased by less than the decline in value of the hedged investments, the hedge would not be perfectly correlated. This might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which these instruments are traded. The effectiveness of hedges using instruments on indices will depend, in part, on the degree of correlation between price movements in the index and the price movements in the investments being hedged.

                   (4) Liquidity Risk. Liquidity risk is the risk that a derivative instrument cannot be sold, closed out, or replaced quickly at or very close to its fundamental value. Generally, exchange contracts are very liquid because the exchange clearinghouse is the counterparty of every contract. OTC transactions are less liquid than exchange-traded derivatives since they often can only be closed out with the other party to the transaction. The Fund might be required by applicable regulatory requirements to maintain assets as "cover," maintain segregated accounts, and/or make margin payments when it takes positions in derivative instruments involving obligations to third parties (i.e., instruments other than purchase options). If the Fund is unable to close out its positions in such instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expires, matures, or is closed out. These requirements might impair the Fund's ability to sell a security or make an investment at a time when it would otherwise be favorable to do so, or require that the Fund sell a portfolio security at a disadvantageous time. The Fund's ability to sell or close out a position in an instrument prior to expiration or maturity depends upon the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the counterparty to enter into a transaction closing out the position. Due to liquidity risk, there is no assurance that any derivatives position can be sold or closed out at a time and price that is favorable to the Fund.

                   (5) Legal Risk. Legal risk is the risk of loss caused by the unenforceability of a party's obligations under the derivative. While a party seeking price certainty agrees to surrender the potential upside in exchange for downside protection, the party taking the risk is looking for a positive payoff. Despite this voluntary assumption of risk, a counterparty that has lost money in a derivative transaction may try to avoid payment by exploiting various legal uncertainties about certain derivative products.

                   (6) Systemic or "Interconnection" Risk. Systemic or interconnection risk is the risk that a disruption in the financial markets will cause difficulties for all market participants. In other words, a disruption in one market will spill over into other markets, perhaps creating a chain reaction. Much of the OTC derivatives market takes place among the OTC dealers themselves, thus creating a large interconnected web of financial obligations. This interconnectedness raises the possibility that a default by one large dealer could create losses for other dealers and destabilize the entire market for OTC derivative instruments.

                                 FUND MANAGEMENT

         The general supervision of the duties performed for the Fund under the investment management agreement is the responsibility of the Board of Trustees. There are four Trustees of the Trust, one of whom is an "interested person" (as the term is defined in the 1940 Act) and four of whom are Independent Trustees. The Trustees set broad policies for the Fund, choose the Trust's officers and hire the Trust's investment adviser. The officers of the Trust manage its day to day operations and are responsible to the Trust's Board of Trustees. The following is a list of the Trustees and officers of the Trust and a statement of their present positions and principal occupations during the past five years, the number of portfolios each Trustee oversees and the other directorships they hold, if applicable.

                                                                                                   NUMBER OF
                                                                                                   PORTFOLIOS IN
                                                   TERM OF OFFICE                                  FUND COMPLEX       OTHER
                                                   AND YEAR FIRST                                  OVERSEEN BY        TRUSTEESHIPS
NAME, ADDRESS                 POSITION AND         ELECTED OR            PRINCIPAL OCCUPATIONS     TRUSTEE OR         HELD BY
AND DATE OF BIRTH             OFFICES WITH TRUST   APPOINTED             DURING PAST 5 YEARS       OFFICER            TRUSTEE
Trustee who is an
Interested Person of the
Trust
-------------------------
James A. Bowen(1)*            President,           o Indefinite term     President, First          29 Portfolios      None
1001 Warrenville Road,        Chairman of the                            Trust Portfolios and
  Suite 300                   Board, Chief         o 2005                First Trust Advisors;
Lisle, IL 60532               Executive Officer                          Chairman of the Board
D.O.B.: 09/55                 and Trustee                                of Directors, BondWave,
                                                                         LLC and Stonebridge
                                                                         Advisors LLC

                                      -20-


                                                                                                   NUMBER OF
                                                                                                   PORTFOLIOS IN
                                                   TERM OF OFFICE                                  FUND COMPLEX       OTHER
                                                   AND YEAR FIRST                                  OVERSEEN BY        TRUSTEESHIPS
NAME, ADDRESS                 POSITION AND         ELECTED OR            PRINCIPAL OCCUPATIONS     TRUSTEE OR         HELD BY
AND DATE OF BIRTH             OFFICES WITH TRUST   APPOINTED             DURING PAST 5 YEARS       OFFICER            TRUSTEE

Trustees who are not
Interested Persons of the
Trust
-------------------------
Richard E. Erickson           Trustee              o Indefinite term     Physician, President      29 Portfolios      None
c/o First Trust Advisors                                                 Wheaton Orthopedics;
L.P.                                               o 2005                Co-Owner, Co-Director
1001 Warrenville Road,                                                   Sports Med Center for
  Suite 300                                                              Fitness; Limited
Lisle, IL 60532                                                          Partner Gundersen
D.O.B.: 04/51                                                            Real Estate
                                                                         Partnership

Thomas R. Kadlec              Trustee              o Indefinite term     President, ADM            29 Portfolios      None
c/o First Trust Advisors                                                 Derivatives, Inc.
L.P.                                               o 2005                (May 2005 to Present);
1001 Warrenville Road,                                                   Vice President, Chief
  Suite 300                                                              Financial Officer (1990
Lisle, IL 60532                                                          to Present), ADM Investor
D.O.B.: 11/57                                                            Services, Inc. (Futures
                                                                         Commission Merchant);
                                                                         Registered Representative
                                                                         (2000 to Present),
                                                                         Segerdahl & Company,
                                                                         Inc., an NASD member
                                                                         (Broker-Dealer)

Niel B. Nielson               Trustee              o Indefinite term     President (2002 to        29 Portfolios      Director of
c/o First Trust Advisors                                                 Present), Covenant                           Good News
L.P.                                               o 2005                College; Associate                           Publishers -
1001 Warrenville Road,                                                   Pastor (1997 to                              Crossway
  Suite 300                                                              2002), College Church                        Books;
Lisle, IL 60532                                                          in Wheaton                                   Covenant
D.O.B.: 03/54                                                                                                         Transport Inc.


Officers of the Trust
---------------------
Mark R. Bradley               Treasurer,           o Indefinite term     Chief Financial           29 Portfolios      N/A
1001 Warrenville Road,        Controller, Chief                          Officer, Managing
  Suite 300                   Financial Officer    o 2005                Director, First Trust
Lisle, IL 60532               and Chief                                  Portfolios and First
D.O.B.: 11/57                 Accounting Officer                         Trust Advisors; Chief
                                                                         Financial Officer, Bond
                                                                         Wave LLC and Stonebridge
                                                                         Advisors LLC

Susan M. Brix                 Assistant Vice       o Indefinite term     Representative, First     29 Portfolios      N/A
1001 Warrenville Road,        President                                  Trust Portfolios;
  Suite 300                                        o 2005                Assistant Portfolio
Lisle, IL 60532                                                          Manager, First Trust
D.O.B.: 01/60                                                            Advisors


Robert F. Carey               Vice President       o Indefinite term     Senior Vice               29 Portfolios      N/A
1001 Warrenville Road,                                                   President, First
  Suite 300                                        o 2005                Trust Portfolios and
Lisle, IL 60532                                                          First Trust Advisors
D.O.B.: 07/63


James M. Dykas                Assistant            o Indefinite term     Vice President, First     29 Portfolios      N/A
1001 Warrenville Road,        Treasurer                                  Trust Portfolios L.P.
  Suite 300                                        o 2005                (January 2005 to
Lisle, IL 60532                                                          present); Executive
D.O.B.: 01/66                                                            Director of Van Kampen
                                                                         Asset Management and
                                                                         Morgan Stanley Investment
                                                                         Management (1999 to
                                                                         January 2005)

W. Scott Jardine              Secretary and        o Indefinite term     General Counsel,          29 Portfolios      N/A
1001 Warrenville Road,        Chief Compliance                           First Trust
  Suite 300                   Officer              o 2005                Portfolios and First
Lisle, IL 60532                                                          Trust Advisors;
D.O.B.: 05/60                                                            Secretary, BondWave,
                                                                         LLC and Stonebridge
                                                                         Advisors LLC
                                      -21-


                                                                                                   NUMBER OF
                                                                                                   PORTFOLIOS IN
                                                   TERM OF OFFICE                                  FUND COMPLEX       OTHER
                                                   AND YEAR FIRST                                  OVERSEEN BY        TRUSTEESHIPS
NAME, ADDRESS                 POSITION AND         ELECTED OR            PRINCIPAL OCCUPATIONS     TRUSTEE OR         HELD BY
AND DATE OF BIRTH             OFFICES WITH TRUST   APPOINTED             DURING PAST 5 YEARS       OFFICER            TRUSTEE

Daniel J. Lindquist           Vice President       o Indefinite term     Senior Vice               29 Portfolios      N/A
1001 Warrenville Road,                                                   President, First Trust
  Suite 300                                        o 2005                Advisors, L.P.; Vice
Lisle, IL 60532                                                          President, First Trust
D.O.B.: 02/70                                                            Portfolios L.P. (April
                                                                         2004 to present); Chief
                                                                         Operating Officer, Mina
                                                                         Capital Management, LLC
                                                                         (January 2004 to April
                                                                         2004); Chief Operating
                                                                         Officer, Samaritan Asset
                                                                         Management Service, Inc.

Kristi A. Maher               Assistant            o Indefinite term     Assistant General         29 Portfolios      N/A
1001 Warrenville Road,        Secretary                                  Counsel (March 2004 to
  Suite 300                                        o 2005                to Present), First Trust
Lisle, IL 60532                                                          Portfolios and First
D.O.B.: 12/66                                                            Trust Advisors L.P.;
                                                                         Associate (1995 to March
                                                                         2004), Chapman and Cutler LLP

Roger Testin                  Vice President       o Indefinite term     Vice President            29 Portfolios      N/A
1001 Warrenville Road,                                                   (August 2001 to
  Suite 300                                        o 2005                Present), First Trust
Lisle, IL 60532                                                          Advisors; Analyst (1998
D.O.B.: 06/66                                                            to 2001), Dolan Capital
                                                                         Management
____________________

(1) Mr. Bowen is deemed an "interested person" of the Trust due to his position of President of First Trust, investment adviser of the Fund.

         The Board of Trustees of the Trust has four standing committees: the Executive Committee (and Pricing and Dividend Committee), the Nominating and Governance Committee, the Valuation Committee and the Audit Committee. The Executive Committee, which meets between Board meetings, is authorized to exercise all powers of and to act in the place of the Board of Trustees to the extent permitted by the Trust's Declaration of Trust and By-laws. The members of the Executive Committee shall also serve as a special committee of the Board known as the Pricing and Dividend Committee which is authorized to exercise all of the powers and authority of the Board in respect of the declaration and setting of dividends. Messrs. Kadlec and Bowen are members of the Executive Committee. During the last fiscal year, the Executive Committee held one meeting.

         The Nominating and Governance Committee is responsible for appointing and nominating non-interested persons to the Trust's Board of Trustees. Messrs. Erickson, Nielson and Kadlec are members of the Nominating and Governance Committee. If there is no vacancy on the Board of Trustees, the Board will not actively seek recommendations from other parties, including Shareholders. When a vacancy on the Board occurs and nominations are sought to fill such vacancy, the Nominating and Governance Committee may seek nominations from those sources it deems appropriate in its discretion, including Shareholders of the Fund. To submit a recommendation for nomination as a candidate for a position on the Board, Shareholders of the Fund shall mail such recommendation to W. Scott Jardine at the Fund's address, 1001 Warrenville Road, Suite 300, Lisle, Illinois 60532. Such recommendation shall include the following information: (a) evidence of Fund ownership of the person or entity recommending the candidate (if a Fund Shareholder); (b) a full description of the proposed candidate's background, including his or her education, experience, current employment and date of birth; (c) names and addresses of at least three professional references for the candidate; (d) information as to whether the candidate is an "interested person" in relation to the Fund, as such term is defined in the 1940 Act, and such other information that may be considered to impair the candidate's independence; and
(e) any other information that may be helpful to the Committee in evaluating the candidate. If a recommendation is received with satisfactorily completed information regarding a candidate during a time when a vacancy exists on the Board or during such other time as the Nominating and Governance Committee is accepting recommendations, the recommendation will be forwarded to the Chair of the Nominating and Governance Committee and the outside counsel to the Independent Trustees. Recommendations received at any other time will be kept on file until such time as the Nominating and Governance Committee is accepting recommendations, at which point they may be considered for nomination. During the last fiscal year, the Nominating and Governance Committee held two meetings.

         The Valuation Committee is responsible for the oversight of the pricing procedures of the Fund. Messrs. Erickson, Kadlec and Nielson are members of the Valuation Committee. During the last fiscal year, the Valuation Committee held one meeting.

         The Audit Committee is responsible for overseeing the Fund's accounting and financial reporting process, the system of internal controls, audit process and evaluating and appointing independent auditors (subject also to Board approval). Messrs. Erickson, Nielson and Kadlec serve on the Audit Committee. During the last fiscal year, the Audit Committee held two meetings.

         Messrs. Erickson, Nielson, Kadlec and Bowen are also trustees of First Defined Portfolio Fund, LLC, an open-end fund advised by First Trust with 12 portfolios, and of the First Trust Value Line(R) 100 Fund, First Trust Value Line(R) Dividend Fund, First Trust/Four Corners Senior Floating Rate Income Fund, First Trust/Four Corners Senior Floating Rate Income Fund II, Macquarie/First Trust Global Infrastructure/Utilities Dividend & Income Fund, First Trust/Value Line(R) & Ibbotson Equity Allocation Fund, Energy Income and Growth Fund, First Trust/Fiduciary Asset Management Covered Call Fund, First Trust/Aberdeen Global Opportunity Income Fund, First Trust/FIDAC Mortgage Income Fund, First Trust Strategic High Income Fund and First Trust Strategic High Income Fund II, closed-end funds advised by First Trust. None of the trustees who are not "interested persons" of the Fund, nor any of their immediate family members, has ever been a director, officer or employee of, or consultant to, First Trust, First Trust Portfolios or their affiliates. In addition, Mr. Bowen and the other officers of the Trust hold the same positions with the First Defined Portfolio Fund, LLC, First Trust Value Line(R) 100 Fund, First Trust Value Line(R) Dividend Fund, First Trust/Four Corners Senior Floating Rate Income Fund, First Trust/Four Corners Senior Floating Rate Income Fund II, Macquarie/First Trust Global Infrastructure/Utilities Dividend & Income Fund, First Trust/Value Line(R) & Ibbotson Equity Allocation Fund, Energy Income and Growth Fund, First Trust/Fiduciary Asset Management Covered Call Fund, First Trust/Aberdeen Global Opportunity Income Fund, First Trust/FIDAC Mortgage Income Fund, First Trust Strategic High Income Fund and First Trust Strategic High Income Fund II (collectively, the "First Trust Fund Complex") as they hold with the Trust.

         Each fund in the First Trust Fund Complex pays each trustee who is not an officer or employee of First Trust, any sub-adviser or any of their affiliates ("Independent Trustees") an annual retainer of $10,000, which includes compensation for all board and committee meetings. No additional meeting fees are paid in connection with board or committee meetings. Additionally, Mr. Kadlec is paid annual compensation of $10,000 to serve as the Lead Trustee, with such compensation paid by the funds on the First Trust Fund Complex and divided among those funds. Until January 1, 2006, additional fees of $1,000 and $500 were paid to Independent Trustees for special board meetings and non-regular committee meetings, respectively. These additional fees were shared by the funds in the First Trust Fund Complex that participated in the particular meeting and were not per fund fees. Trustees are also reimbursed for travel and out-of-pocket expenses in connection with all meetings.

         The following table sets forth estimated compensation to be paid by the Fund projected during the Fund's first full fiscal year to each of the trustees and estimated total compensation to be paid to each of the trustees by the First Trust Fund Complex for a full calendar year. The Fund has no retirement or pension plans.

                                                              ESTIMATED
                                                          TOTAL COMPENSATION
                             ESTIMATED AGGREGATE             FROM FUND AND
 NAME OF TRUSTEE          COMPENSATION FROM FUND (1)        FUND COMPLEX(2)
 James A. Bowen                       $0                           $0
 Richard E. Erickson                $7,143                      $130,000
 Thomas R. Kadlec                   $7,913                      $140,000
 Niel B. Nielson                    $7,143                      $130,000
-----------------------
(1) The compensation estimated to be paid by the Fund to the trustees for the first full fiscal year for services to the Fund.

(2) The total estimated compensation to be paid to Messrs. Erickson, Kadlec and Nielson, Independent Trustees, from the Fund and Fund Complex for a full calendar year is based on estimated compensation to be paid to these trustees for a full calendar year for services as trustees to the Trust and the First Defined Portfolio Fund, LLC, an open-end fund (with 12 portfolios) advised by First Trust, plus estimated compensation to be paid to these trustees by the First Value Line(R) 100 Fund, the First Trust Value Line(R) Dividend Fund, the First Trust/Four Corners Senior Floating Rate Income Fund, the First Trust/Four Corners Senior Floating Rate Income Fund II, the Macquarie/First Trust Global Infrastructure/Utilities Dividend & Income Fund, the First Trust/Value Line(R) & Ibbotson Equity Allocation Fund, the Energy Income and Growth Fund, the First Trust/Fiduciary Asset Management Covered Call Fund, the First Trust/Aberdeen Global Opportunity Income Fund, the First Trust/FIDAC Mortgage Income Fund, the First Trust Strategic High Income Fund and First Trust Strategic High Income Fund II.

         The Trust has no employees. Its officers are compensated by First
Trust.

         The following table sets forth the dollar range of equity securities beneficially owned by the trustees in the Fund and in other funds overseen by the trustees in the First Trust Fund Complex as of December 31, 2005:

                                                AGGREGATE DOLLAR RANGE OF
                                                 EQUITY SECURITIES IN ALL
                       DOLLAR RANGE OF        REGISTERED INVESTMENT COMPANIES
                      EQUITY SECURITIES           OVERSEEN BY TRUSTEE IN
TRUSTEE                  IN THE FUND             FIRST TRUST FUND COMPLEX
Mr. Bowen                  None                       Over $100,000
Mr. Erickson               None                       $50,001-$100,000
Mr. Kadlec                 None                       $50,001-$100,000
Mr. Nielson                None                       $10,001-$50,000

         As of April 18, 2006, the Trustees of the Trust who are not "interested persons" of the Trust and immediate family members do not own beneficially or of record any class of securities of an investment adviser or principal underwriter of the Fund or any person directly or indirectly controlling, controlled by, or under common control with an investment adviser or principal underwriter of the Fund.

         As of April 18, 2006, First Trust Portfolios L.P. owned both beneficially and of record all of the Shares of the Fund. Due to such ownership, on that date First Trust Portfolios, L.P. would have the ability to control the outcome of any matter presented for approval of the shareholders of the Fund.

         The Board of Trustees, including the Independent Trustees, unanimously approved the Investment Management Agreement (the "Agreement") for the Fund for an initial two-year term at a meeting held on January 23, 2006. The Board of Trustees determined that the Agreement is in the best interests of the Fund in light of the services, expenses and such other matters as the Board considered to be relevant in the exercise of its reasonable business judgment.

         To reach this determination, the Board considered its duties under the 1940 Act as well as under the general principles of state law in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisers with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards of trustees have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. To assist the Board in its evaluation of the Agreement, the Independent Trustees received a report in advance of the Board meeting responding to a request for information from counsel to the Independent Trustees. The report, among other things, outlined the services to be provided by First Trust (including the relevant personnel responsible for these services and their experience and First Trust's Form ADV); the proposed advisory fee as compared to fees charged by investment advisers to comparable funds and as compared to fees charged to other First Trust clients; estimated expenses of the Fund as compared to those of comparable funds; the nature of expenses to be incurred in providing services to the Fund and the potential for economies of scale, if any; financial data on First Trust; fall-out benefits to First Trust and First Trust Portfolios, L.P.; and a summary of First Trust's compliance program (including from regulatory examinations). The Board also applied its business judgment to determine whether the arrangement between the Trust and First Trust is a reasonable business arrangement from the Fund's perspective as well as from the perspective of shareholders.

         In evaluating whether to approve the Agreement, the Board considered the nature, extent and quality of services to be provided under the Agreement, and noted that First Trust employees provide management services to the initial series of the Trust and to other investment companies in the First Trust complex with diligence and care. The Board also considered the compliance program that had been developed by First Trust and the skills of its employees who would be working with the Fund. It also considered the efforts expended by First Trust in organizing the Trust and making arrangements for entities to provide services to the Fund. Since the Fund is newly organized, the Board did not consider investment performance of the Fund, but the Board did consider the one-, three- and five-year performance of the applicable index. The Board concluded it was comfortable that First Trust had the capabilities and resources to oversee the operations of the Fund, including the services to be provided by other service providers.

         The Board also reviewed information showing the advisory fee and estimated expense ratio of the Fund as compared to those of a peer group. They noted that the peer group for the Fund consisted solely of other exchange-traded funds ("ETFs") with characteristics similar to the Fund's, including ETFs for which the underlying portfolio is rebalanced more frequently than annually due to the complexity of the index. The Board noted the services to be provided by First Trust for the annual advisory fee of 0.40% of the Fund's average daily net assets and that the proposed advisory fee for the Fund was below the median of the advisory fees of the peer group. The Board also considered that First Trust has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, brokerage commissions, trading expenses, taxes and extraordinary expenses) from exceeding 0.60% of average daily net assets per year for two years. The Trustees noted that expenses borne by First Trust are proposed to be subject to reimbursement by the Fund for up to three years from the date the fee or expense was incurred, but no reimbursement payment would be made by the Fund if it would result in the Fund exceeding its expense cap, or if the expense cap is no longer in effect, would result in the Fund exceeding an expense ratio equal to its most recent expense cap. The Board considered the fees charged by First Trust to funds with investment objectives and policies similar to the Fund's, noting that those fees generally were higher, except for those funds for which First Trust served as sub-adviser, for which the annual fee usually was 0.35% of average daily net assets, and the Board noted First Trust's statement that the services provided to these funds may not be comparable to those to be provided to the Fund. In light of nature, extent and quality of services to be provided under the Agreement, and in light of First Trust's agreement to waive fees and/or pay Fund expenses for at least two years, the Board determined that the investment advisory fee for the Fund was fair and reasonable.

         Finally, the Board noted First Trust's commitment to attempt to analyze whether economies of scale can be realized as Fund assets increase and operations experience is accumulated, and noted that First Trust intended to continue to make investments in infrastructure and personnel. The Board took the costs to be borne by First Trust in connection with its services to be performed under the Agreement into consideration and noted that First Trust was unable to estimate the profitability of the Agreement to First Trust, but had agreed to cap the Fund's expenses for two years and did not anticipate making a profit in the near term. The Board considered that First Trust had identified as a fall-out benefit to First Trust and First Trust Portfolios, L.P. their exposure to investors and brokers who, in the absence of the Fund or other funds of the Trust, may have had no dealings with First Trust. The Board also noted that

First Trust would not utilize soft dollars in connection with its management of the Fund's portfolio.

         After discussion, the Board of Trustees, including the Independent Trustees, concluded that First Trust had the capabilities, resources and personnel necessary to manage the Fund. Based upon such information as it considered necessary to the exercise of its reasonable business judgment, the Trustees concluded unanimously that it was in the best interests of the Fund to approve the Agreement.

         Investment Adviser. First Trust provides investment tools and portfolios for advisers and investors. First Trust is committed to theoretically sound portfolio construction and empirically verifiable investment management approaches. Its asset management philosophy and investment discipline is deeply rooted in the application of intuitive factor analysis and model implementation to enhance investment decisions.

         First Trust acts as investment adviser for and manages the investment and reinvestment of the assets of the Fund. First Trust also administers the Trust's business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services, and permits any of its officers or employees to serve without compensation as Trustees or officers of the Trust if elected to such positions.

         Pursuant to an Investment Management Agreement between First Trust and the Trust, the Fund has agreed to pay an annual management fee equal to 0.40% of its average daily net assets.

         The Fund is responsible for all its expenses, including the investment advisory fees, costs of transfer agency, custody, fund administration, legal, audit and other services, interest, taxes, sublicensing fees, brokerage commissions and other expenses connected with executions of portfolio transactions, any distribution fees or expenses and extraordinary expenses. Until April 25, 2008, First Trust has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, brokerage commissions and other trading expenses, taxes and extraordinary expenses) from exceeding 0.60% of average net assets. Expenses borne by First Trust are subject to reimbursement by the Fund up to three years from the date the fee or expense was incurred, but no reimbursement payment will be made by the Fund if it would result in the Fund exceeding its expense cap.

         Under the Investment Management Agreement, First Trust shall not be liable for any loss sustained by reason of the purchase, sale or retention of any security, whether or not such purchase, sale or retention shall have been based upon the investigation and research made by any other individual, firm or corporation, if such recommendation shall have been selected with due care and in good faith, except loss resulting from willful misfeasance, bad faith, or gross negligence on the part of First Trust in the performance of its obligations and duties, or by reason of its reckless disregard of its obligations and duties. The Investment Management Agreement continues until April 25, 2008, and thereafter only if approved annually by the Board, including a majority of the Independent Trustees. The Agreement terminates automatically upon assignment and is terminable at any time without penalty as to the Fund by the Board, including a majority of the Independent Trustees, or by vote of the holders of a majority of the Fund's outstanding voting securities on 60 days' written notice to First Trust, or by First Trust on 60 days' written notice to the Fund.

         First Trust is located at 1001 Warrenville Road, Lisle, Illinois 60532.

         Investment Committee. The Investment Committee of First Trust is primarily responsible for the day-to-day management of the Fund. There are currently five members of the Investment Committee, as follows:

                                POSITION WITH               LENGTH OF SERVICE        PRINCIPAL OCCUPATION
NAME                            FIRST TRUST                 WITH FIRST TRUST         DURING PAST FIVE YEARS
Daniel J. Lindquist             Senior Vice President       1-1/2 years              Senior Vice President of First
                                                                                     Trust and First Trust
                                                                                     Portfolios L.P.; Chief
                                                                                     Operating Officer of Mina
                                                                                     Capital Management (2000 to
                                                                                     2003)

Robert F. Carey                 Chief Investment Officer    14 years                 Chief Investment Officer and
                                and Senior Vice President                            Senior Vice President of First
                                                                                     Trust; Senior Vice President
                                                                                     of First Trust Portfolios L.P.

Jon C. Erickson                 Senior Vice President       12 years                 Senior Vice President of First
                                                                                     Trust and First Trust
                                                                                     Portfolios L.P. (August 2002
                                                                                     to present); Vice President of
                                                                                     First Trust and First Trust
                                                                                     Portfolios L.P. (March 1994 to
                                                                                     August 2002)

David G. McGarel                Senior Vice President       8 years                  Senior Vice President of First
                                                                                     Trust and First Trust
                                                                                     Portfolios L.P. (August 2002
                                                                                     to present); Vice President of
                                                                                     First Trust and First Trust
                                                                                     Portfolios L.P. (August 1997
                                                                                     to August 2002)

Roger F. Testin                 Senior Vice President       4 years                  Senior Vice President of First
                                                                                     Trust and First Trust
                                                                                     Portfolios L.P. (August 2001
                                                                                     to present); Analyst, Dolan
                                                                                     Capital Management (1998-2001)

         Daniel J. Lindquist: As Senior Vice President of First Trust, Mr. Lindquist is Chairman of the Investment Committee and presides over Investment Committee meetings.

         David G. McGarel: As the head of First Trust's Strategy Research Group, Mr. McGarel is responsible for developing and implementing quantitative investment strategies for those funds that have investment policies that require them to follow such strategies.

         Jon C. Erickson: As the head of First Trust's Equity Research Group, Mr. Erickson is responsible for determining the securities to be purchased and sold by funds that do not utilize quantitative investment strategies.

         Roger F. Testin: As the head of First Trust's Portfolio Management Group, Mr. Testin is responsible for executing the instructions of the Strategy Research Group and Equity Research Group in the funds' portfolios.

         Robert F. Carey: As First Trust's Chief Investment Officer, Mr. Carey consults with the Investment Committee on market conditions and First Trust's general investment philosophy.

         Compensation. The compensation structure for each member of the Investment Committee is based upon a fixed salary as well as a discretionary bonus determined by the management of First Trust. Salaries are determined by management and are based upon an individual's position and overall value to the firm. Bonuses are also determined by management and are based upon an individual's overall contribution to the success of the firm and the profitability of the firm. Salaries and bonuses for members of the Investment Committee are not based upon criteria such as Fund performance or the value of assets included in the Fund's portfolios. In addition, Mr. Carey, Mr. Erickson and Mr. McGarel also have an indirect ownership stake in the firm and will therefore receive their allocable share of ownership-related distributions.

         The Investment Committee manages the investment vehicles with the number of accounts and assets, as of December 31, 2005, set forth in the table below:

                    ACCOUNTS MANAGED BY INVESTMENT COMMITTEE

                                           NUMBER OF             TOTAL ASSETS
TYPE OF INVESTMENT VEHICLE                  ACCOUNTS             IN ACCOUNTS
Registered Investment Company                  26              $1,492,690,625
Other Pooled Investment Vehicles                0              $            0
Other Accounts                                  0              $            0

         None of the accounts managed by the Investment Committee pay an advisory fee that is based upon the performance of the account. In addition, First Trust believes that there are no material conflicts of interest that may arise in connection with the Investment Committee's management of the Fund's investments and the investments of the other accounts managed by the Investment Committee. However, because the investment strategies of the Fund and other accounts managed by the Investment Committee are based on fairly mechanical investment processes, the Investment Committee may recommend that certain clients sell and other clients buy a given security at the same time. In addition, because the investment strategies of the Fund and other accounts managed by the Investment Committee result in the clients investing in readily available securities, First Trust believes that there should not be material conflicts in the allocation of investment opportunities between the Fund and other accounts managed by the Investment Committee. None of the members of the Investment Committee own interests in the Fund.

         Administrator. The Bank of New York ("BONY") serves as Administrator for the Fund. Its principal address is 101 Barclay St., New York, NY 10286.

         BONY serves as Administrator for the Trust pursuant to a Fund Administration and Accounting Agreement. Under such agreement, BONY is obligated on a continuous basis, to provide such administrative services as the Board reasonably deems necessary for the proper administration of the Trust and the Fund. BONY will generally assist in all aspects of the Trust's and the Fund's operations; supply and maintain office facilities (which may be in BONY's own offices), statistical and research data, data processing services, clerical, accounting, bookkeeping and record keeping services (including, without limitation, the maintenance of such books and records as are required under the 1940 Act and the rules thereunder, except as maintained by other agency agents), internal auditing, executive and administrative services, and stationery and office supplies; prepare reports to shareholders or investors; prepare and file tax returns; supply financial information and supporting data for reports to and filings with the SEC and various state Blue Sky authorities; supply supporting documentation for meetings of the Board; provide monitoring reports and assistance regarding compliance with the Declaration of Trust, by-laws, investment objectives and policies and with federal and state securities laws; and negotiate arrangements with, and supervise and coordinate the activities of, agents and others to supply services.

         Pursuant to the Fund Administration and Accounting Agreement, the Trust has agreed to indemnify the Administrator for certain liabilities, including certain liabilities arising under the federal securities laws, unless such loss or liability results from negligence or willful misconduct in the performance of its duties.

         Pursuant to the Fund Administration and Accounting Agreement between BONY and the Trust, the Fund has agreed to pay such compensation as is mutually agreed from time to time and such out-of-pocket expenses as incurred by BONY in the performance of its duties. This fee is subject to reduction for assets over $1 billion.

        CUSTODIAN, TRANSFER AGENT AND FUND ACCOUNTING AGENT; DISTRIBUTION
                               AND INDEX PROVIDER

         BONY also serves as custodian for the Fund pursuant to a Custody Agreement. As custodian, BONY holds the Fund's assets, calculates the net asset value of Shares and calculates net income and realized capital gains or losses. BONY also serves as transfer agent of the Fund pursuant to a Transfer Agency and Service Agreement. Further, BONY serves as Fund accounting agent pursuant to a Fund Accounting and Administration Agreement. BONY may be reimbursed by the Fund for its out-of-pocket expenses.

         Distributor. First Trust Portfolios, L.P. is the Distributor of the Fund's Shares. Its principal address is 1001 Warrenville Road, Lisle, Illinois 60532. The Distributor has entered into a Distribution Agreement with the Trust pursuant to which it distributes Fund Shares. Shares are continuously offered for sale by the Fund through the Distributor only in Creation Unit Aggregations, as described in the Prospectus and below under the heading "Creation and Redemption of Creation Units."

         12b-1 Plan. The Trust has adopted a Plan of Distribution pursuant to Rule 12b-1 under the 1940 Act (the "Plan") pursuant to which the Fund may reimburse the Distributor up to a maximum annual rate of 0.25% its average daily net assets.

         Under the Plan and as required by Rule 12b-1, the Trustees will receive and review after the end of each calendar quarter a written report provided by the Distributor of the amounts expended under the Plan and the purpose for which such expenditures were made.

         The Plan was adopted in order to permit the implementation of the Fund's method of distribution. However, no such fee is currently charged to the Fund, and there are no plans in place to impose such a fee.

         Aggregations. Fund Shares in less than Creation Unit Aggregations are not distributed by the Distributor. The Distributor will deliver the Prospectus and, upon request, this SAI to persons purchasing Creation Unit Aggregations and will maintain records of both orders placed with it and confirmations of acceptance furnished by it. The Distributor is a broker-dealer registered under the Securities Exchange Act of 1934 (the "Exchange Act") and a member of the National Association of Securities Dealers, Inc. ("NASD").

         The Distribution Agreement provides that it may be terminated as to the Fund at any time, without the payment of any penalty, on at least 60 days' written notice by the Trust to the Distributor (i) by vote of a majority of the Independent Trustees or (ii) by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund. The Distribution Agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act).

         The Distributor may also enter into agreements with securities dealers ("Soliciting Dealers") who will solicit purchases of Creation Unit Aggregations of Fund Shares. Such Soliciting Dealers may also be Participating Parties (as defined in "Procedures for Creation of Creation Unit Aggregations" below) and DTC Participants (as defined in "DTC Acts as Securities Depository for Fund Shares" below).

         Index Provider. The Technology Index for the Fund is compiled by NASDAQ(R).

         NASDAQ(R) is not affiliated with the Fund or with First Trust. The Fund is entitled to use the Technology Index pursuant to a sublicensing arrangement with First Trust, which in turn has a licensing agreement with NASDAQ(R).

         The only relationships that NASDAQ(R) has with First Trust or the Distributor of the Fund in connection with the Fund are that NASDAQ(R) lists the Shares of the Fund pursuant to its Listing Agreement with the Trust. NASDAQ(R) is not responsible for and has not participated in the determination of pricing or the timing of the issuance or sale of the Shares of the Fund or in the determination or calculation of the asset value of the Fund. NASDAQ(R) has no obligation or liability in connection with the administration, marketing or trading of the Fund.

               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

         As of April 18, 2006, the Distributor is considered to control the Fund. Due to such control, the Distributor may have the ability to affect the outcome of any item voted on by the Fund.

         As of April 18, 2006, the Trustees and officers of the Trust owned, in the aggregate, less than 1% of the interests of the Fund. As of April 18, 2006, the Distributor owned of record 100% of the outstanding voting securities of the Fund.

                             ADDITIONAL INFORMATION

         Book Entry Only System. The following information supplements and should be read in conjunction with the section in the Prospectus entitled "Book Entry."

         DTC Acts as Securities Depository for Fund Shares. Shares of the Fund are represented by securities registered in the name of DTC or its nominee, Cede & Co., and deposited with, or on behalf of, DTC.

         DTC, a limited-purpose trust company, was created to hold securities of its participants (the "DTC Participants") and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities, certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC. More specifically, DTC is owned by a number of its DTC Participants and by the New York Stock Exchange ("NYSE"), NASDAQ(R) and the NASD. Access to the DTC system is also available to others such as banks, brokers, dealers and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (the "Indirect Participants").

         Beneficial ownership of Shares is limited to DTC Participants, Indirect Participants and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in Shares (owners of such beneficial interests are referred to herein as "Beneficial Owners") is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC

Participants). Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase and sale of Shares.

         Conveyance of all notices, statements and other communications to Beneficial Owners is effected as follows. Pursuant to a letter agreement between DTC and the Trust, DTC is required to make available to the Trust upon request and for a fee to be charged to the Trust a listing of the Shares of the Fund held by each DTC Participant. The Trust shall inquire of each such DTC Participant as to the number of Beneficial Owners holding Shares, directly or indirectly, through such DTC Participant. The Trust shall provide each such DTC Participant with copies of such notice, statement or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners. In addition, the Trust shall pay to each such DTC Participants a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

         Fund distributions shall be made to DTC or its nominee, as the registered holder of all Fund Shares. DTC or its nominee, upon receipt of any such distributions, shall immediately credit DTC Participants' accounts with payments in amounts proportionate to their respective beneficial interests in Shares of the Fund as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial owners of Shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a "street name," and will be the responsibility of such DTC Participants.

         The Trust has no responsibility or liability for any aspect of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in such Shares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests, or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants.

         DTC may decide to discontinue providing its service with respect to Shares at any time by giving reasonable notice to the Trust and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Trust shall take action to find a replacement for DTC to perform its functions at a comparable cost.

                      PROXY VOTING POLICIES AND PROCEDURES

         The Trust has adopted a proxy voting policy that seeks to ensure that proxies for securities held by the Fund are voted consistently and solely in the best economic interests of the Fund.

         A senior member of First Trust is responsible for oversight of the Fund's proxy voting process. First Trust has engaged the services of Institutional Shareholder Services, Inc. ("ISS"), to make recommendations to First Trust on the voting of proxies relating to securities held by the Fund.

ISS provides voting recommendations based upon established guidelines and practices. First Trust reviews ISS recommendations and frequently follows the ISS recommendations. However, on selected issues, First Trust may not vote in accordance with the ISS recommendations when First Trust believes that specific ISS recommendations are not in the best interests of the Fund. If First Trust manages the assets of a company or its pension plan and any of First Trust's clients hold any securities of that company, First Trust will vote proxies relating to such company's securities in accordance with the ISS recommendations to avoid any conflict of interest. If a client requests First Trust to follow specific voting guidelines or additional guidelines, First Trust will review the request and inform the client only if First Trust is not able to follow the client's request.

         First Trust has adopted the ISS Proxy Voting Guidelines. While these guidelines are not intended to be all-inclusive, they do provide guidance on First Trust's general voting policies.

         Information regarding how the Fund votes future proxies relating to portfolio securities during the most recent 12-month period ended June 30, will be available upon request and without charge on the Fund's website at www.ftportfolios.com, by calling (800) 621-1675 or by accessing the Securities and Exchange Commission's website at http://www.sec.gov.

         Quarterly Portfolio Schedule. The Trust is required to disclose, after its first and third fiscal quarters, the complete schedule of the Fund's portfolio holdings with the SEC on Form N-Q. Form N-Q for the Fund is available on the SEC's website at http://www.sec.gov. The Fund's Form N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund's Form N-Q is available without charge, upon request, by calling (800) 621-1675 or (800) 983-0903 or by writing to First Trust Portfolios, L.P., 1001 Warrenville Road, Lisle, Illinois 60532.

         Policy Regarding Disclosure of Portfolio Holdings. The Trust has adopted a policy regarding the disclosure of information about the Trust's portfolio holdings. The Board of Trustees of the Trust must approve all material amendments to this policy. The Fund's portfolio holdings are publicly disseminated each day the Fund is open for business through financial reporting and news services, including publicly accessible Internet web sites. In addition, a basket composition file, which includes the security names and share quantities to deliver in exchange for Fund shares, together with estimates and actual cash components, is publicly disseminated daily prior to the opening of NASDAQ(R) via the National Securities Clearing Corporation (NSCC). The basket represents one Creation Unit of the Fund. The Trust, First Trust and BONY will not disseminate non-public information concerning the Trust.

         Code of Ethics. In order to mitigate the possibility that the Fund will be adversely affected by personal trading, the Trust, First Trust and the Distributor have adopted Codes of Ethics under Rule 17j-1 of the 1940 Act. These Codes contain policies restricting securities trading in personal accounts of the officers, Trustees and others who normally come into possession of information on portfolio transactions. These Codes are on public file with, and are available from, the SEC.

              CREATION AND REDEMPTION OF CREATION UNIT AGGREGATIONS

         Creation. The Trust issues and sells Shares of the Fund only in Creation Unit Aggregations on a continuous basis through the Distributor, without a sales load, at their NAVs next determined after receipt, on any Business Day (as defined below), of an order in proper form.

         A "Business Day" is any day on which the NYSE is open for business. As of the date of this SAI, the NYSE observes the following holidays: New Year's Day, Martin Luther King, Jr. Day, Washington's Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

         Deposit of Securities and Deposit or Delivery of Cash. The consideration for purchase of Creation Unit Aggregations of the Fund generally consists of the in-kind deposit of a designated portfolio of equity securities--the "Deposit Securities"--per each Creation Unit Aggregation constituting a substantial replication of the stocks included in the Underlying Index ("Fund Securities") and an amount of cash--the "Cash Component"--computed as described below. Together, the Deposit Securities and the Cash Component constitute the "Fund Deposit," which represents the minimum initial and subsequent investment amount for a Creation Unit Aggregation of the Fund.

         The Cash Component is sometimes also referred to as the Balancing Amount. The Cash Component serves the function of compensating for any differences between the NAV per Creation Unit Aggregation and the Deposit Amount (as defined below). The Cash Component is an amount equal to the difference between the NAV of the Fund Shares (per Creation Unit Aggregation) and the "Deposit Amount"--an amount equal to the market value of the Deposit Securities. If the Cash Component is a positive number (i.e., the NAV per Creation Unit Aggregation exceeds the Deposit Amount), the creator will deliver the Cash Component. If the Cash Component is a negative number (i.e., the NAV per Creation Unit Aggregation is less than the Deposit Amount), the creator will receive the Cash Component.

         The Custodian, through the National Securities Clearing Corporation ("NSCC") (discussed below), makes available on each Business Day, prior to the opening of business on NASDAQ(R) (currently 9:30 a.m., Eastern time), the list of the names and the required number of shares of each Deposit Security to be included in the current Fund Deposit (based on information at the end of the previous Business Day) for the Fund.

         Such Fund Deposit is applicable, subject to any adjustments as described below, in order to effect creations of Creation Unit Aggregations of the Fund until such time as the next-announced composition of the Deposit Securities is made available.

         The identity and number of shares of the Deposit Securities required for a Fund Deposit for the Fund changes as rebalancing adjustments and corporate action events are reflected within the Fund from time to time by First Trust with a view to the investment objective of the Fund. The composition of the Deposit Securities may also change in response to adjustments to the weighting or composition of the Component Stocks of the Underlying Index. In addition, the

Trust reserves the right to permit or require the substitution of an amount of cash--i.e., a "cash in lieu" amount--to be added to the Cash Component to replace any Deposit Security that may not be available in sufficient quantity for delivery or that may not be eligible for transfer through the systems of DTC or the Clearing Process (discussed below), or which might not be eligible for trading by an Authorized Participant (as defined below) or the investor for which it is acting or other relevant reason. Brokerage commissions incurred in connection with the acquisition of Deposit Securities not eligible for transfer through the systems of DTC and hence not eligible for transfer through the Clearing Process (discussed below) will at the expense of the Fund and will affect the value of all Shares; but First Trust, subject to the approval of the Board of Trustees, may adjust the transaction fee within the parameters described above to protect ongoing shareholders. The adjustments described above will reflect changes known to First Trust on the date of announcement to be in effect by the time of delivery of the Fund Deposit, in the composition of the Underlying Index or resulting from certain corporate actions.

         In addition to the list of names and numbers of securities constituting the current Deposit Securities of a Fund Deposit, the Custodian, through the NSCC, also makes available on each Business Day, the estimated Cash Component, effective through and including the previous Business Day, per outstanding Creation Unit Aggregation of the Fund.

         Procedures for Creation of Creation Unit Aggregations. In order to be eligible to place orders with the Distributor and to create a Creation Unit Aggregation of the Fund, an entity must be (i) a "Participating Party," i.e., a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the NSCC (the "Clearing Process"), a clearing agency that is registered with the SEC; or (ii) a DTC Participant (see the Book Entry Only System section), and, in each case, must have executed an agreement with the Distributor, with respect to creations and redemptions of Creation Unit Aggregations ("Participant Agreement") (discussed below). A Participating Party and DTC Participant are collectively referred to as an "Authorized Participant." Investors should contact the Distributor for the names of Authorized Participants that have signed a Participant Agreement. All Fund Shares, however created, will be entered on the records of DTC in the name of Cede & Co. for the account of a DTC Participant.

         All orders to create Creation Unit Aggregations, whether through the Clearing Process (through a Participating Party) or outside the Clearing Process (through a DTC Participant), must be received by the Distributor no later than the closing time of the regular trading session on NASDAQ(R) ("Closing Time") (ordinarily 4:00 p.m., Eastern time) in each case on the date such order is placed in order for creation of Creation Unit Aggregations to be effected based on the NAV of Shares of the Fund as next determined on such date after receipt of the order in proper form. In the case of custom orders, the order must be received by the Distributor no later than 3:00 p.m. Eastern time on the trade date. A custom order may be placed by an Authorized Participant in the event that the Trust permits or requires the substitution of an amount of cash to be added to the Cash Component to replace any Deposit Security which may not be available in sufficient quantity for delivery or which may not be eligible for trading by such Authorized Participant or the investor for which it is acting or other relevant reason. The date on which an order to create Creation Unit Aggregations (or an order to redeem Creation Unit Aggregations, as discussed below) is placed is referred to as the "Transmittal Date." Orders must be transmitted by an Authorized Participant by telephone or other transmission method acceptable to the Distributor pursuant to procedures set forth in the Participant Agreement, as described below (see the Placement of Creation Orders Using Clearing Process and the Placement of Creation Orders Outside Clearing Process sections). Severe economic or market disruptions or changes, or telephone or other communication failure may impede the ability to reach the Distributor or an Authorized Participant.

         All orders from investors who are not Authorized Participants to create Creation Unit Aggregations shall be placed with an Authorized Participant, as applicable, in the form required by such Authorized Participant. In addition, the Authorized Participant may request the investor to make certain representations or enter into agreements with respect to the order, e.g., to provide for payments of cash, when required. Investors should be aware that their particular broker may not have executed a Participant Agreement and that, therefore, orders to create Creation Unit Aggregations of the Fund have to be placed by the investor's broker through an Authorized Participant that has executed a Participant Agreement. In such cases there may be additional charges to such investor. At any given time, there may be only a limited number of broker-dealers that have executed a Participant Agreement. Those placing orders for Creation Unit Aggregations through the Clearing Process should afford sufficient time to permit proper submission of the order to the Distributor prior to the Closing Time on the Transmittal Date. Orders for Creation Unit Aggregations that are effected outside the Clearing Process are likely to require transmittal by the DTC Participant earlier on the Transmittal Date than orders effected using the Clearing Process. Those persons placing orders outside the Clearing Process should ascertain the deadlines applicable to DTC and the Federal Reserve Bank wire system by contacting the operations department of the broker or depository institution effectuating such transfer of Deposit Securities and Cash Component.

         Placement of Creation Orders Using Clearing Process. The Clearing Process is the process of creating or redeeming Creation Unit Aggregations through the Continuous Net Settlement System of the NSCC. Fund Deposits made through the Clearing Process must be delivered through a Participating Party that has executed a Participant Agreement. The Participant Agreement authorizes the Distributor to transmit through the Custodian to NSCC, on behalf of the Participating Party, such trade instructions as are necessary to effect the Participating Party's creation order. Pursuant to such trade instructions to NSCC, the Participating Party agrees to deliver the requisite Deposit Securities and the Cash Component to the Trust, together with such additional information as may be required by the Distributor. An order to create Creation Unit Aggregations through the Clearing Process is deemed received by the Distributor on the Transmittal Date if (i) such order is received by the Distributor not later than the Closing Time on such Transmittal Date and (ii) all other procedures set forth in the Participant Agreement are properly followed.

         Placement of Creation Orders Outside Clearing Process. Fund Deposits made outside the Clearing Process must be delivered through a DTC Participant that has executed a Participant Agreement pre-approved by First Trust and the Distributor. A DTC Participant who wishes to place an order creating Creation Unit Aggregations to be effected outside the Clearing Process does not need to be a Participating Party, but such orders must state that the DTC Participant is not using the Clearing Process and that the creation of Creation Unit Aggregations will instead be effected through a transfer of securities and cash directly through DTC. The Fund Deposit transfer must be ordered by the DTC Participant on the Transmittal Date in a timely fashion so as to ensure the delivery of the requisite number of Deposit Securities through DTC to the account of the Fund by no later than 11:00 a.m., Eastern time, of the next Business Day immediately following the Transmittal Date.

         All questions as to the number of Deposit Securities to be delivered, and the validity, form and eligibility (including time of receipt) for the deposit of any tendered securities, will be determined by the Trust, whose determination shall be final and binding. The amount of cash equal to the Cash Component must be transferred directly to the Custodian through the Federal Reserve Bank wire transfer system in a timely manner so as to be received by the Custodian no later than 2:00 p.m., Eastern time, on the next Business Day immediately following such Transmittal Date. An order to create Creation Unit Aggregations outside the Clearing Process is deemed received by the Distributor on the Transmittal Date if (i) such order is received by the Distributor not later than the Closing Time on such Transmittal Date; and (ii) all other procedures set forth in the Participant Agreement are properly followed. However, if the Custodian does not receive both the required Deposit Securities and the Cash Component by 11:00 a.m. and 2:00 p.m., respectively on the next Business Day immediately following the Transmittal Date, such order will be canceled. Upon written notice to the Distributor, such canceled order may be resubmitted the following Business Day using a Fund Deposit as newly constituted to reflect the then current Deposit Securities and Cash Component. The delivery of Creation Unit Aggregations so created will occur no later than the third
(3rd) Business Day following the day on which the purchase order is deemed received by the Distributor.

         Additional transaction fees may be imposed with respect to transactions effected outside the Clearing Process (through a DTC participant) and in the limited circumstances in which any cash can be used in lieu of Deposit Securities to create Creation Units. (See Creation Transaction Fee section below).

         Creation Unit Aggregations may be created in advance of receipt by the Trust of all or a portion of the applicable Deposit Securities as described below. In these circumstances, the initial deposit will have a value greater than the NAV of the Fund Shares on the date the order is placed in proper form since, in addition to available Deposit Securities, cash must be deposited in an amount equal to the sum of (i) the Cash Component, plus (ii) 115% of the market value of the undelivered Deposit Securities (the "Additional Cash Deposit"). The order shall be deemed to be received on the Business Day on which the order is placed provided that the order is placed in proper form prior to 4:00 p.m., Eastern time, on such date, and federal funds in the appropriate amount are deposited with the Custodian by 11:00 a.m., Eastern time, the following Business Day. If the order is not placed in proper form by 4:00 p.m. or federal funds in the appropriate amount are not received by 11:00 a.m. the next Business Day, then the order may be deemed to be canceled and the Authorized Participant shall be liable to the Fund for losses, if any, resulting therefrom. An additional amount of cash shall be required to be deposited with the Trust, pending delivery of the missing Deposit Securities to the extent necessary to maintain the Additional Cash Deposit with the Trust in an amount at least equal to 115% of the daily marked-to-market value of the missing Deposit Securities. To the extent that missing Deposit Securities are not received by 1:00 p.m., Eastern time, on the third Business Day following the day on which the purchase order is deemed received by the Distributor or in the event a marked-to-market payment is not made within one Business Day following notification by the Distributor that such a payment is required, the Trust may use the cash on deposit to purchase the missing Deposit Securities. Authorized Participants will be liable to the Trust and the Fund for the costs incurred by the Trust in connection with any such purchases. These costs will be deemed to include the amount by which the actual purchase price of the Deposit Securities exceeds the market value of such Deposit Securities on the day the purchase order was deemed received by the Distributor plus the brokerage and related transaction costs associated with such purchases. The Trust will return any unused portion of the Additional Cash Deposit once all of the missing Deposit Securities have been properly received by the Custodian or purchased by the Trust and deposited into the Trust. In addition, a transaction fee, as listed below, will be charged in all cases. The delivery of Creation Unit Aggregations so created will occur no later than the third Business Day following the day on which the purchase order is deemed received by the Distributor.

         Acceptance of Orders for Creation Unit Aggregations. The Trust reserves the absolute right to reject a creation order transmitted to it by the Distributor in respect of the Fund if: (i) the order is not in proper form; (ii) the investor(s), upon obtaining the Fund Shares ordered, would own 80% or more of the currently outstanding shares of the Fund; (iii) the Deposit Securities delivered are not as disseminated for that date by the Custodian, as described above; (iv) acceptance of the Deposit Securities would have certain adverse tax consequences to the Fund; (v) acceptance of the Fund Deposit would, in the opinion of counsel, be unlawful; (vi) acceptance of the Fund Deposit would otherwise, in the discretion of the Trust or First Trust, have an adverse effect on the Trust or the rights of beneficial owners; or (vii) in the event that circumstances outside the control of the Trust, the Custodian, the Distributor and First Trust make it for all practical purposes impossible to process creation orders. Examples of such circumstances include acts of God; public service or utility problems such as fires, floods, extreme weather conditions and power outages resulting in telephone, telecopy and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Trust, First Trust, the Distributor, DTC, NSCC, the Custodian or sub-custodian or any other participant in the creation process, and similar extraordinary events. The Distributor shall notify a prospective creator of a Creation Unit and/or the Authorized Participant acting on behalf of such prospective creator of its rejection of the order of such person. The Trust, the Custodian, any sub-custodian and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Fund Deposits nor shall any of them incur any liability for the failure to give any such notification.

         All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility, and acceptance for deposit of any securities to be delivered shall be determined by the Trust, and the Trust's determination shall be final and binding.

         Creation Transaction Fee. Investors will be required to pay a fixed creation transaction fee, described below, payable to BONY regardless of the number of creations made each day. An additional charge of up to three times the fixed transaction fee (expressed as a percentage of the value of the Deposit Securities) may be imposed for (i) creations effected outside the Clearing

Process; and (ii) cash creations (to offset the Trust's brokerage and other transaction costs associated with using cash to purchase the requisite Deposit Securities). Investors are responsible for the costs of transferring the securities constituting the Deposit Securities to the account of the Trust.

         The Standard Creation/Redemption Transaction Fee for the Fund will be $500. The Maximum Creation/Redemption Transaction Fee for the Fund will be $2,000.

         Redemption of Fund Shares In Creation Units Aggregations. Fund Shares may be redeemed only in Creation Unit Aggregations at their NAV next determined after receipt of a redemption request in proper form by the Fund through the Transfer Agent and only on a Business Day. The Fund will not redeem Shares in amounts less than Creation Unit Aggregations. Beneficial owners must accumulate enough Shares in the secondary market to constitute a Creation Unit Aggregation in order to have such Shares redeemed by the Trust. There can be no assurance, however, that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit Aggregation. Investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of Fund Shares to constitute a redeemable Creation Unit Aggregation.

         With respect to the Fund, the Custodian, through the NSCC, makes available prior to the opening of business on NASDAQ(R) (currently 9:30 a.m., Eastern time) on each Business Day, the identity of the Fund Securities that will be applicable (subject to possible amendment or correction) to redemption requests received in proper form (as described below) on that day. Fund Securities received on redemption may not be identical to Deposit Securities that are applicable to creations of Creation Unit Aggregations.

         Unless cash redemptions are available or specified for the Fund, the redemption proceeds for a Creation Unit Aggregation generally consist of Fund Securities--as announced on the Business Day of the request for redemption received in proper form--plus or minus cash in an amount equal to the difference between the NAV of the Fund Shares being redeemed, as next determined after a receipt of a request in proper form, and the value of the Fund Securities (the "Cash Redemption Amount"), less a redemption transaction fee as listed below. In the event that the Fund Securities have a value greater than the NAV of the Fund Shares, a compensating cash payment equal to the difference is required to be made by or through an Authorized Participant by the redeeming shareholder.

         The right of redemption may be suspended or the date of payment postponed (i) for any period during which the NYSE is closed (other than customary weekend and holiday closings); (ii) for any period during which trading on the NYSE is suspended or restricted; (iii) for any period during which an emergency exists as a result of which disposal of the Shares of the Fund or determination of the Fund's NAV is not reasonably practicable; or (iv) in such other circumstances as is permitted by the SEC.

         Redemption Transaction Fee. A redemption transaction fee is imposed to offset transfer and other transaction costs that may he incurred by the Fund. An additional variable charge for cash redemptions (when cash redemptions are available or specified) for the Fund may be imposed. Investors will also bear the costs of transferring the Fund Securities from the Trust to their account or on their order. Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a redemption of a Creation Unit Aggregation may be charged an additional fee for such services. The redemption transaction fees for the Fund are the same as the creation fees set forth above.

         Placement of Redemption Orders Using Clearing Process. Orders to redeem Creation Unit Aggregations through the Clearing Process must be delivered through a Participating Party that has executed the Participant Agreement. An order to redeem Creation Unit Aggregations using the Clearing Process is deemed received by the Trust on the Transmittal Date if (i) such order is received by the Transfer Agent not later than 4:00 p.m., Eastern time, on such Transmittal Date, and (ii) all other procedures set forth in the Participant Agreement are properly followed; such order will be effected based on the NAV of the Fund as next determined. An order to redeem Creation Unit Aggregations using the Clearing Process made in proper form but received by the Trust after 4:00 p.m., Eastern time, will be deemed received on the next Business Day immediately following the Transmittal Date and will be effected at the NAV next determined on such next Business Day. The requisite Fund Securities and the Cash Redemption Amount will be transferred by the third NSCC Business Day following the date on which such request for redemption is deemed received.

         Placement of Redemption Orders Outside Clearing Process. Orders to redeem Creation Unit Aggregations outside the Clearing Process must be delivered through a DTC Participant that has executed the Participant Agreement. A DTC Participant who wishes to place an order for redemption of Creation Unit Aggregations to be effected outside the Clearing Process does not need to be a Participating Party, but such orders must state that the DTC Participant is not using the Clearing Process and that redemption of Creation Unit Aggregations will instead be effected through transfer of Fund Shares directly through DTC. An order to redeem Creation Unit Aggregations outside the Clearing Process is deemed received by the Trust on the Transmittal Date if (i) such order is received by the Transfer Agent not later than 4:00 p.m., Eastern time on such Transmittal Date; (ii) such order is accompanied or followed by the requisite number of Shares of the Fund, which delivery must be made through DTC to the Custodian no later than 11:00 a.m., Eastern time, (for the Fund Shares) on the next Business Day immediately following such Transmittal Date (the "DTC Cut-Off-Time") and 2:00 p.m., Eastern Time for any Cash Component, if any owed to the Fund; and (iii) all other procedures set forth in the Participant Agreement are properly followed. After the Trust has deemed an order for redemption outside the Clearing Process received, the Trust will initiate procedures to transfer the requisite Fund Securities which are expected to be delivered within three Business Days and the Cash Redemption Amount, if any owed to the redeeming Beneficial Owner to the Authorized Participant on behalf of the redeeming Beneficial Owner by the third Business Day following the Transmittal Date on which such redemption order is deemed received by the Trust.

         The calculation of the value of the Fund Securities and the Cash Redemption Amount to be delivered/received upon redemption will be made by the Custodian according to the procedures set forth under Determination of NAV computed on the Business Day on which a redemption order is deemed received by the Trust. Therefore, if a redemption order in proper form is submitted to the Transfer Agent by a DTC Participant not later than Closing Time on the

Transmittal Date, and the requisite number of Shares of the Fund are delivered to the Custodian prior to the DTC Cut-Off-Time, then the value of the Fund Securities and the Cash Redemption Amount to be delivered/received will be determined by the Custodian on such Transmittal Date. If, however, either (i) the requisite number of Shares of the Fund are not delivered by the DTC Cut-Off-Time, as described above, or (ii) the redemption order is not submitted in proper form, then the redemption order will not be deemed received as of the Transmittal Date. In such case, the value of the Fund Securities and the Cash Redemption Amount to be delivered/received will be computed on the Business Day following the Transmittal Date provided that the Fund Shares of the Fund are delivered through DTC to the Custodian by 11:00 a.m. the following Business Day pursuant to a properly submitted redemption order.

         If it is not possible to effect deliveries of the Fund Securities, the Trust may in its discretion exercise its option to redeem such Fund Shares in cash, and the redeeming Beneficial Owner will be required to receive its redemption proceeds in cash. In addition, an investor may request a redemption in cash that the Fund may, in its sole discretion, permit. In either case, the investor will receive a cash payment equal to the NAV of its Fund Shares based on the NAV of Shares of the Fund next determined after the redemption request is received in proper form (minus a redemption transaction fee and additional charge for requested cash redemptions specified above, to offset the Fund's brokerage and other transaction costs associated with the disposition of Fund Securities). The Fund may also, in its sole discretion, upon request of a shareholder, provide such redeemer a portfolio of securities that differs from the exact composition of the Fund Securities, or cash lieu of some securities added to the Cash Component, but in no event will the total value of the securities delivered and the cash transmitted differ from the NAV. Redemptions of Fund Shares for Fund Securities will be subject to compliance with applicable federal and state securities laws and the Fund (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Unit Aggregations for cash to the extent that the Trust could not lawfully deliver specific Fund Securities upon redemptions or could not do so without first registering the Fund Securities under such laws. An Authorized Participant or an investor for which it is acting subject to a legal restriction with respect to a particular stock included in the Fund Securities applicable to the redemption of a Creation Unit Aggregation may be paid an equivalent amount of cash. The Authorized Participant may request the redeeming Beneficial Owner of the Fund Shares to complete an order form or to enter into agreements with respect to such matters as compensating cash payment, beneficial ownership of shares or delivery instructions.

         The chart below describes in further detail the placement of redemption orders outside the clearing process.

                           TRANSMITTAL            NEXT BUSINESS            SECOND BUSINESS          THIRD BUSINESS
                           DATE (T)               DAY (T+1)                DAY (T+2)                DAY (T+3)

 CREATION THROUGH NSCC

 STANDARD ORDERS           4:00 p.m.              No action.               No action.               Creation Unit
                                                                                                    Aggregations will be
                           Order must be                                                            delivered.
                           received by the
                           Distributor.

                                               -42-


                           TRANSMITTAL            NEXT BUSINESS            SECOND BUSINESS          THIRD BUSINESS
                           DATE (T)               DAY (T+1)                DAY (T+2)                DAY (T+3)


 CUSTOM ORDERS             3:00 p.m.              No action.               No action.               Creation Unit
                                                                                                    Aggregations will be
                           Order must be                                                            delivered.
                           received by the
                           Distributor.

                           Orders received
                           after 3:00 p.m.
                           will be treated as
                           standard orders.

 CREATION OUTSIDE NSCC

 STANDARD ORDERS           4:00 p.m. (ET)         11:00 a.m. (ET)          No action.               Creation Unit
                                                                                                    Aggregations will be
                           Order in proper        Deposit Securities must                           delivered.
                           form must be           be received by the
                           received by the        Fund's account through
                           Distributor. DTC.

                                                  2:00 p.m. (ET)

                                                  Cash Component must be
                                                  received by the
                                                  Custodian.

 STANDARD ORDERS CREATED   4:00 p.m. (ET)         11:00 a.m. (ET)          No action.               1:00 p.m.
 IN ADVANCE OF RECEIPT
 BY THE TRUST OF ALL OR    Order in proper        Available Deposit                                 Missing Deposit
 A PORTION OF THE          form must be           Securities.                                       Securities are due to
 DEPOSIT SECURITIES        received by the                                                          the Trust or the Trust
                           Distributor.           Cash in an amount equal                           may use cash on deposit
                                                  to the sum of (i) the                             to purchase missing
                                                  Cash Component, plus                              Deposit Securities.
                                                  (ii) 115% of the market
                                                  value of the                                      Creation Unit
                                                  undelivered Deposit                               Aggregations will be
                                                  Securities.                                       delivered.

 CUSTOM ORDERS             3:00 p.m.              11:00 a.m. (ET)          No action.               Creation Unit
                                                                                                    Aggregations will be
                           Order in proper        Deposit Securities must                           delivered.
                           form must be           be received by the
                           received by the        Fund's account through
                           Distributor. DTC.

                           Order received         2:00 p.m. (ET)
                           after 3:00 p.m.
                           will be treated as     Cash Component must be
                           standard orders.       received by the Orders
                                                  Custodian.

 REDEMPTION THROUGH NSCC

 STANDARD ORDERS           4:00 p.m. (ET)         No action.               No action.               Fund Securities and Cash
                                                                                                    Redemption Amount will
                           Order must be                                                            be transferred.
                           received by the
                           Transfer Agent.

                           Orders received
                           after 4:00 p.m.
                           (ET) will be deemed
                           received on the
                           next business day
                           (T+1)

                                                     -43-


                           TRANSMITTAL            NEXT BUSINESS            SECOND BUSINESS          THIRD BUSINESS
                           DATE (T)               DAY (T+1)                DAY (T+2)                DAY (T+3)

 CUSTOM ORDERS             3:00 p.m. (ET)         No action.               No action.               Fund Securities and Cash
                                                                                                    Redemption Amount will
                           Order must be                                                            be transferred.
                           received by the
                           Transfer Agent

                           Order received
                           after 3:00 p.m.
                           will be treated as
                           standard orders.

 REDEMPTION OUTSIDE NSCC

 STANDARD ORDERS           4:00 p.m. (ET)         11:00 a.m. (ET)          No action.               Fund Securities and Cash
                                                                                                    Redemption Amount is
                           Order must be          Fund Shares must be                               delivered to the
                           received by the        delivered through DTC                             redeeming beneficial
                           Transfer Agent.        to the Custodian.                                 owner.

                           Order received         2:00 p.m.
                           after 4:00 p.m.
                           (ET) will be deemed    Cash Component, if any,
                           received on the        is due.
                           next business day
                           (T+1).
                                                  *If the order is not in proper
                                                  form or the Fund Shares are
                                                  not delivered, then the order
                                                  will not be deemed received as
                                                  of T.

 CUSTOM ORDERS             3:00 p.m. (ET)         11:00 a.m. (ET)          No action.               Fund Securities and Cash
                                                                                                    Redemption Amount is
                           Order must be          Fund Shares must be                               delivered to the
                           received by the        delivered through DTC                             redeeming beneficial
                           Transfer Agent.        to the Custodian.                                 owner.

                           Order received         2:00 p.m.
                           after 3:00 p.m.
                           will be treated as     Cash Component, if any,
                           standard orders.       is due.

                                                  *If the order is not in proper
                                                  form or the Fund Shares are
                                                  not delivered, then the order
                                                  will not be deemed received as
                                                  of T.

                               FEDERAL TAX MATTERS

         This section summarizes some of the main U.S. federal income tax consequences of owning Shares of the Fund. This section is current as of the date of the Prospectus. Tax laws and interpretations change frequently, and these summaries do not describe all of the tax consequences to all taxpayers. For example, these summaries generally do not describe your situation if you are a corporation, a non-U.S. person, a broker-dealer, or other investor with special circumstances. In addition, this section does not describe your state or foreign tax consequences.

         This federal income tax summary is based in part on the advice of counsel to the Fund. The Internal Revenue Service could disagree with any conclusions set forth in this section. In addition, our counsel was not asked to review, and has not reached a conclusion with respect to the federal income tax treatment of the assets to be deposited in the Fund. This may not be sufficient for prospective investors to use for the purpose of avoiding penalties under federal tax law.

         As with any investment, prospective investors should seek advice based on their individual circumstances from their own tax advisor.

         The Fund intends to qualify annually and to elect to be treated as a regulated investment company under the Internal Revenue Code (the "Code").

         To qualify for the favorable U.S. federal income tax treatment generally accorded to regulated investment companies, the Fund must, among other things, (a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock, securities or foreign currencies or other income derived with respect to its business of investing in such stock, securities or currencies; (b) diversify its holdings so that, at the end of each quarter of the taxable year, (i) at least 50% of the market value of the Fund's assets is represented by cash and cash items (including receivables), U.S. Government securities, the securities of other regulated investment companies and other securities, with such other securities of any one issuer generally limited for the purposes of this calculation to an amount not greater than 5% of the value of the Fund's total assets and not greater than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities (other than U.S. Government securities or the securities of other regulated investment companies) of any one issuer, or two or more issuers which the Fund controls which are engaged in the same, similar or related trades or businesses; and (c) distribute at least 90% of its investment company taxable income (which includes, among other items, dividends, interest and net short-term capital gains in excess of net long-term capital losses) and at least 90% of its net tax-exempt interest income each taxable year.

         As a regulated investment company, the Fund generally will not be subject to U.S. federal income tax on its investment company taxable income (as that term is defined in the Code, but without regard to the deduction for dividends paid) and net capital gain (the excess of net long-term capital gain over net short-term capital loss), if any, that it distributes to shareholders. The Fund intends to distribute to its shareholders, at least annually, substantially all of its investment company taxable income and net capital gain, If the Fund retains any net capital gain or investment company taxable income, it will generally be subject to federal income tax at regular corporate rates on the amount retained. In addition, amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax unless, generally, the Fund distributes during each calendar year an amount equal to the sum of (1) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) at least 98% of its capital gains in excess of its capital losses (adjusted for certain ordinary losses) for the one-year period ending October 31 of the calendar year, and (3) any ordinary income and capital gains for previous years that were not distributed during those years. In order to prevent application of the excise tax, the Fund intends to make its distributions in accordance with the calendar year distribution requirement. A distribution will be treated as paid on December 31 of the current calendar year if it is declared by the Fund in October, November or December with a record date in such a month and paid by the Fund during January of the following calendar year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received.

         If the Fund failed to qualify as a regulated investment company or failed to satisfy the 90% distribution requirement in any taxable year, the Fund would be taxed as an ordinary corporation on its taxable income (even if such income were distributed to its shareholders) and all distributions out of earnings and profits would be taxed to shareholders as ordinary income.

DISTRIBUTIONS

         Dividends paid out of the Fund's investment company taxable income are generally taxable to a shareholder as ordinary income to the extent of the Fund's earnings and profits, whether paid in cash or reinvested in additional shares. However, pursuant to the "Jobs and Growth Tax Relief Reconciliation Act of 2003" (the "Tax Act"), certain ordinary income distributions received from the Fund may be taxed at capital gains tax rates. In particular, under the Tax Act, ordinary income dividends received by an individual shareholder from a regulated investment company such as the Fund are generally taxed at the same rates that apply to net capital gain, provided that certain holding period requirements are satisfied and provided the dividends are attributable to qualifying dividends received by the Fund itself. Dividends received by the Fund from REITs and foreign corporations are qualifying dividends eligible for this lower tax rate only in certain circumstances.

         These special rules relating to the taxation of ordinary income dividends from regulated investment companies generally apply to taxable years beginning before January 1, 2009. The Fund will provide notice to its shareholders of the amount of any distributions which may be taken into account as a dividend which is eligible for the capital gains tax rates. The Fund can not make any guarantees as to the amount of any distribution which will be regarded as a qualifying dividend.

         A corporation that owns Shares generally will not be entitled to the dividends received deduction with respect to many dividends received from the Fund because the dividends received deduction is generally not available for distributions from regulated investment companies. However, certain ordinary income dividends on Shares that are attributable to qualifying dividends received by the Fund from certain domestic corporations may be designated by the Fund as being eligible for the dividends received deduction.

         Distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss), if any, properly designated as capital gain dividends are taxable to a shareholder as long-term capital gains, regardless of how long the shareholder has held Fund Shares. Shareholders receiving distributions in the form of additional Shares, rather than cash, generally will have a cost basis in each such Share equal to the value of a Share of the Fund on the reinvestment date. A distribution of an amount in excess of the Fund's current and accumulated earnings and profits will be treated by a shareholder as a return of capital which is applied against and reduces the shareholder's basis in his or her Shares. To the extent that the amount of any such distribution exceeds the shareholder's basis in his or her Shares, the excess will be treated by the shareholder as gain from a sale or exchange of the Shares.

         Shareholders will be notified annually as to the U.S. federal income tax status of distributions, and shareholders receiving distributions in the form of additional Shares will receive a report as to the value of those Shares.

SALE OR EXCHANGE OF FUND SHARES

         Upon the sale or other disposition of Shares of the Fund, which a shareholder holds as a capital asset, such a shareholder may realize a capital gain or loss which will be long-term or short-term, depending upon the shareholder's holding period for the Shares. Generally, a shareholder's gain or loss will be a long-term gain or loss if the Shares have been held for more than one year.

         Any loss realized on a sale or exchange will be disallowed to the extent that Shares disposed of are replaced (including through reinvestment of dividends) within a period of 61 days beginning 30 days before and ending 30 days after disposition of Shares or to the extent that the shareholder, during such period, acquires or enters into an option or contract to acquire, substantially identical stock or securities. In such a case, the basis of the Shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on a disposition of Fund Shares held by the shareholder for six months or less will be treated as a long-term capital loss to the extent of any distributions of long-term capital gain received by the shareholder with respect to such Shares.

TAXES ON PURCHASE AND REDEMPTION OF CREATION UNITS

         If a shareholder exchanges equity securities for Creation Units the shareholder will generally recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time and the shareholder's aggregate basis in the securities surrendered and the Cash Component paid. If a shareholder exchanges Creation Units for equity securities, then the shareholder will generally recognize a gain or loss equal to the difference between the shareholder's basis in the Creation Units and the aggregate market value of the securities received and the Cash Redemption Amount. The Internal Revenue Service, however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing "wash sales," or on the basis that there has been no significant change in economic position.

NATURE OF FUND'S INVESTMENTS

         Certain of the Fund's investment practices are subject to special and complex federal income tax provisions that may, among other things, (i) disallow, suspend or otherwise limit the allowance of certain losses or deductions, (ii) convert lower taxed long-term capital gain into higher taxed short-term capital gain or ordinary income, (iii) convert an ordinary loss or a deduction into a capital loss (the deductibility of which is more limited), (iv) cause the Fund to recognize income or gain without a corresponding receipt of cash, (v) adversely affect the time as to when a purchase or sale of stock or securities is deemed to occur and (vi) adversely alter the characterization of certain complex financial transactions.

FUTURES CONTRACTS AND OPTIONS

         The Fund's transactions in futures contracts and options will be subject to special provisions of the Code that, among other things, may affect the character of gains and losses realized by the Fund (i.e., may affect whether gains or losses are ordinary or capital, or short-term or long-term), may accelerate recognition of income to the Fund and may defer Fund losses. These rules could, therefore, affect the character, amount and timing of distributions to shareholders. These provisions also (a) will require the Fund to mark-to-market certain types of the positions in its portfolio (i.e., treat them as if they were closed out), and (b) may cause the Fund to recognize income without receiving cash with which to make distributions in amounts necessary to satisfy the 90% distribution requirement for qualifying to be taxed as a regulated investment company and the 98% distribution requirement for avoiding excise taxes.

BACKUP WITHHOLDING

         The Fund may be required to withhold U.S. federal income tax from all taxable distributions and sale proceeds payable to shareholders who fail to provide the Fund with their correct taxpayer identification number or to make required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. The withholding percentage is 28% until 2011, when the percentage will revert to 31% unless amended by Congress. Corporate shareholders and certain other shareholders specified in the Code generally are exempt from such backup withholding. This withholding is not an additional tax. Any amounts withheld may be credited against the shareholder's U.S. federal income tax liability.

NON-U.S. SHAREHOLDERS

         U.S. taxation of a shareholder who, as to the United States, is a nonresident alien individual, a foreign trust or estate, a foreign corporation or foreign partnership ("non-U.S. shareholder") depends on whether the income of the Fund is "effectively connected" with a U.S. trade or business carried on by the shareholder.

         Income Not Effectively Connected. If the income from the Fund is not "effectively connected" with a U.S. trade or business carried on by the non-U.S. shareholder, distributions of investment company taxable income will generally be subject to a U.S. tax of 30% (or lower treaty rate), which tax is generally withheld from such distributions.

         Distributions of capital gain dividends and any amounts retained by the Fund which are designated as undistributed capital gains will not be subject to U.S. tax at the rate of 30% (or lower treaty rate) unless the non-U.S. shareholder is a nonresident alien individual and is physically present in the United States for more than 182 days during the taxable year and meets certain other requirements. However, this 30% tax on capital gains of nonresident alien individuals who are physically present in the United States for more than the 182 day period only applies in exceptional cases because any individual present in the United States for more than 182 days during the taxable year is generally treated as a resident for U.S. income tax purposes; in that case, he or she would be subject to U.S. income tax on his or her worldwide income at the, graduated rates applicable to U.S. citizens, rather than the 30% U.S. tax. In the case of a non-U.S. shareholder who is a nonresident alien individual, the Fund may be required to withhold U.S. income tax from distributions of net capital gain unless the non-U.S. shareholder certifies his or her non-U.S. status under penalties of perjury or otherwise establishes an exemption. If a non-U.S. shareholder is a nonresident alien individual, any gain such shareholder realizes upon the sale or exchange of such shareholder's shares of the Fund in the United States will ordinarily be exempt from U.S. tax unless the gain is U.S. source income and such shareholder is physically present in the United States for more than 182 days during the taxable year and meets certain other requirements.

         Under the provisions of the American Jobs Creation Act of 2004 (the "2004 Tax Act"), dividends paid by the Fund to shareholders who are nonresident aliens or foreign entities that are derived from short-term capital gains and qualifying net interest income (including income from original issue discount and market discount), and that are properly designated by the Fund as "interest-related dividends" or "short-term capital gain dividends," will generally not be subject to United States withholding tax, provided that the income would not be subject to federal income tax if earned directly by the foreign shareholder. In addition, pursuant to the 2004 Tax Act, capital gains distributions attributable to gains from U.S. real property interests (including certain U.S. real property holding corporations) will generally be subject to United States withholding tax and will give rise to an obligation on the part of the foreign shareholder to file a United States tax return. The provisions contained in the legislation relating to distributions to shareholders who are nonresident aliens or foreign entities generally would apply to distributions with respect to taxable years of the Fund beginning after December 31, 2004 and before January 1, 2008.

         Income Effectively Connected. If the income from the Fund is "effectively connected" with a U.S. trade or business carried on by a non-U.S. shareholder, then distributions of investment company taxable income and capital gain dividends, any amounts retained by the Fund which are designated as undistributed capital gains and any gains realized upon the sale or exchange of shares of the Fund will be subject to U.S. income tax at the graduated rates applicable to U.S. citizens, residents and domestic corporations. Non-U.S. corporate shareholders may also be subject to the branch profits tax imposed by the Code. The tax consequences to a non-U.S. shareholder entitled to claim the benefits of an applicable tax treaty may differ from those described herein. Non-U.S. shareholders are advised to consult their own tax advisors with respect to the particular tax consequences to them of an investment in the Fund.

OTHER TAXATION

         Fund shareholders may be subject to state, local and foreign taxes on their Fund distributions. Shareholders are advised to consult their own tax advisors with respect to the particular tax consequences to them of an investment in the Fund.

                              DETERMINATION OF NAV

         The following information supplements and should be read in conjunction with the section in the Prospectus entitled "Net Asset Value."

         The per share NAV of the Fund is determined by dividing the total value of the securities and other assets, less liabilities, by the total number of Shares outstanding. The Fund's NAV may not be calculated on days during which the Fund receives no orders to purchase shares and no shares are tendered for redemption. In determining NAV, portfolio securities for the Fund for which accurate market quotations are readily available will be valued by the Fund accounting agent as follows:

                   (1) Common stocks and other equity securities listed on any national or foreign exchange or on NASDAQ(R) will be valued at the last sale price for all exchanges other than NASDAQ(R) and the official closing price for NASDAQ(R) on the exchange or system in which they are principally traded on the valuation date. If there are no transactions on the valuation day, securities traded principally on an exchange or on NASDAQ(R) will be valued at the mean between the most recent bid and ask prices.

                   (2) Securities traded in the over-the-counter market are valued at their closing bid prices.

                   (3) Exchange traded options and futures contracts will be valued at the closing price in the market where such contracts are principally traded. Over-the-counter options and futures contracts will be valued at their closing bid prices.

                   (4) Forward foreign currency exchange contracts which are traded in the United States on regulated exchanges will be valued by calculating the mean between the last bid and asked quotations supplied to a pricing service by certain independent dealers in such contracts.

         In addition, the following types of securities will be valued as follows:

                   (1) Fixed income securities with a remaining maturity of 60 days or more will be valued by the fund accounting agent using a pricing service. When price quotes are not available, fair market value is based on prices of comparable securities.

                   (2) Fixed income securities maturing within 60 days are valued by the fund accounting agent on an amortized cost basis.

                   (3) Repurchase agreements will be valued as follows. Overnight repurchase agreements will be valued at cost. Term purchase agreements (i.e., those whose maturity exceeds seven days) will be valued by First Trust at the average of the bid quotations obtained daily from at least two recognized dealers.

                   (4) Structured Products, including currency-linked notes, credit-linked notes and other similar instruments, will be valued by the Fund Accounting Agent using a pricing service or quotes provided by the selling dealer or financial institution. When price quotes are not available, fair market value is based on prices of comparable securities. Absent a material difference between the exit price for a particular structured product and the market rates for similar transactions, the structured product will be valued at its exit price.

                   (5) Interest rate swaps and credit default swaps will be valued by the Fund Accounting Agent using a pricing service or quotes provided by the selling dealer or financial institution. When price quotes are not available, fair market value is based on prices of comparable securities. Absent a material difference between the exit price for a particular swap and the market rates for similar transactions, the swap will be valued at its exit price.

         The value of any portfolio security held by the Fund for which market quotations are not readily available will be determined by First Trust in a manner that most fairly reflects fair market value of the security on the valuation date, based on a consideration of all available information.

         Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Board of Trustees or its delegate at fair value. These securities generally include but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of Fund NAV (as may be the case in foreign markets on which the security is primarily traded) or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security's "fair value." As a general principal, the current "fair value" of an issue of securities would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. A variety of factors may be considered in determining the fair value of such securities.

         The Fund may suspend the right of redemption for the Fund only under the following unusual circumstances: (a) when the NYSE is closed (other than weekends and holidays) or trading is restricted; (b) when trading in the markets normally utilized is restricted, or when an emergency exists as determined by the SEC so that disposal of the Fund's investments or determination of its net assets is not reasonably practicable; or (c) during any period when the SEC may permit.

                           DIVIDENDS AND DISTRIBUTIONS

         The following information supplements and should be read in conjunction with the section in the Prospectus entitled "Dividends, Distributions and Taxes."

         General Policies. Dividends from net investment income, if any, are declared and paid semi-annually. Distributions of net realized securities gains, if any, generally are declared and paid once a year, but the Trust may make distributions on a more frequent basis. The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of the Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income.

         Dividends and other distributions on Fund Shares are distributed, as described below, on a pro rata basis to Beneficial Owners of such Shares. Dividend payments are made through DTC Participants and Indirect Participants to Beneficial Owners then of record with proceeds received from the Fund.

         Dividend Reinvestment Service. No reinvestment service is provided by the Trust. Broker-dealers may make available the DTC book-entry Dividend Reinvestment Service for use by Beneficial Owners of the Fund for reinvestment of their dividend distributions. Beneficial Owners should contact their brokers in order to determine the availability and costs of the service and the details of participation therein. Brokers may require Beneficial Owners to adhere to specific procedures and timetables. If this service is available and used, dividend distributions of both income and realized gains will be automatically reinvested in additional whole Shares of the Fund purchased in the secondary market.

                            MISCELLANEOUS INFORMATION

         Counsel. Chapman and Cutler LLP, 111 West Monroe Street, Chicago, Illinois 60603, is counsel to the Trust.

         Independent Registered Public Accounting Firm. Deloitte & Touche LLP serves as the Fund's independent registered public accounting firm. They audit the Fund's financial statements and perform other related audit services.

                        FIRST TRUST EXCHANGE-TRADED FUND
                           PART C - OTHER INFORMATION

ITEM 23.        EXHIBITS

EXHIBIT NO.     DESCRIPTION

(a)        Declaration of Trust of Registrant. Filed on June 13, 2005 as Exhibit
           (a) to Registrant's Registration Statement on Form N-1A (File No. 333-125751) and incorporated herein by reference.

(b) By-Laws of the Registrant. Filed on September 26, 2005 as Exhibit (b) to Registrant's Registration Statement on Form N-1A (File No. 333-125751) and incorporated herein by reference.

(c)(i) Establishment and Designation of Series dated June 10, 2005. Filed on September 26, 2005 as Exhibit (c) to Registrant's Registration Statement on Form N-1A (File No. 333-125751) and incorporated herein by reference.

   (ii) Amended and Restated Establishment and Designation of Series dated January 23, 2006. Filed on March 15, 2006 as Exhibit (c)(ii) to Registrant's Registration Statement on Form N-1A (File No. 333-125751) and incorporated herein by reference.

   (iii) Amended and Restated Establishment and Designation of Series dated March 13, 2006.

(d)(i) Investment Management Agreement dated September 24, 2005, as amended. Filed on March 15, 2006 as Exhibit (d)(i) to Registrant's Registration Statement on Form N-1A (File No. 333-125751) and incorporated herein by reference.

   (ii) Excess Expense Agreement, as amended. Filed on March 15, 2006 as Exhibit (d)(ii) to Registrant's Registration Statement on Form N-1A (File No. 333-125751) and incorporated herein by reference.

   (iii) Amendment to Schedule A of the Investment Management Agreement. Filed on April 13, 2006 as Exhibit (d)(iii) to Registrant's Registration Statement on Form N-1A (File No. 333-125751) and incorporated herein by reference.

   (iv) Amendment to Appendix I of the Excess Expense Agreement. Filed on April 13, 2006 as Exhibit (d)(iv) to Registrant's Registration Statement on Form N-1A (File No. 333-125751) and incorporated herein by reference.

   (v)     Amendment to Schedule A of the Investment Management Agreement.

   (vi)    Amendment to Appendix I of the Excess Expense Agreement.

(e)(i) Distribution Agreement dated September 24, 2005, as amended. Filed on March 15, 2006 as Exhibit (e) to Registrant's Registration Statement on Form N-1A (File No. 333-125751) and incorporated herein by reference.

   (ii) Amendment to Exhibit A of the Distribution Agreement. Filed on April 13, 2006 as Exhibit (e)(iii) to Registrant's Registration Statement on Form N-1A (File No. 333-125751) and incorporated herein by reference.

   (iii)   Amendment to Exhibit A of the Distribution Agreement.

(f)        Not Applicable.

(g)(i) Custody Agreement between the Registrant and The Bank of New York. Filed on September 26, 2005 as Exhibit (g) to Registrant's Registration Statement on Form N-1A (File No. 333-125751) and incorporated herein by reference.

   (ii) Amendment to Schedule II of the Custody Agreement. Filed on March 15, 2006 as Exhibit (g)(ii) to Registrant's Registration Statement on Form N-1A (File No. 333-125751) and incorporated herein by reference.

   (iii) Amendment to Schedule II of the Custody Agreement. Filed on April 13, 2006 as Exhibit (g)(iii) to Registrant's Registration Statement on Form N-1A (File No. 333-125751) and incorporated herein by reference.

   (iv)    Amendment to Schedule II of the Custody Agreement.

(h)(i) Transfer Agency Agreement between the Registrant and The Bank of New York. Filed on September 26, 2005 as Exhibit (h)(i) to Registrant's Registration Statement on Form N-1A (File No. 333-125751) and incorporated herein by reference.

   (ii) Administration and Accounting Agreement between the Registrant and The Bank of New York. Filed on September 26, 2005 as Exhibit (h)(ii) to Registrant's Registration Statement on Form N-1A (File No. 333-125751) and incorporated herein by reference.

   (iii)   Subscription Agreement. Filed on September 26, 2005 as Exhibit
           (h)(iii) to Registrant's Registration Statement on Form N-1A (File No. 333-125751) and incorporated herein by reference.

   (iv) Participant Agreement. Filed on September 26, 2005 as Exhibit (h)(i) to Registrant's Registration Statement on Form N-1A (File No. 333-125751) and incorporated herein by reference.

   (v) Amendment to Exhibit A of the Transfer Agency Agreement. Filed on March 15, 2006 as Exhibit (h)(v) to Registrant's Registration Statement on Form N-1A (File No. 333-125751) and incorporated herein by reference.

   (vi) Amendment to Exhibit A of the Administration and Accounting Agreement. Filed on March 15, 2006 as Exhibit (h)(vi) to Registrant's Registration Statement on Form N-1A (File No. 333-125751) and incorporated herein by reference.

   (vii) Amendment to Schedule I of the Participant Agreement. Filed on March 15, 2006 as Exhibit (h)(vii) to Registrant's Registration Statement on Form N-1A (File No. 333-125751) and incorporated herein by reference.

   (viii) Sublicense Agreement by and among the First Trust Morningstar(R) Dividend LeadersSM Index Fund, Morningstar, Inc. and First Trust Advisors L.P. dated March 14, 2006. Filed on March 15, 2006 as Exhibit (h)(viii) to Registrant's Registration Statement on Form N-1A (File No. 333-125751) and incorporated herein by reference.

   (ix) Amendment to Exhibit A of the Transfer Agency Agreement. Filed on April 13, 2006 as Exhibit (h)(ix) to Registrant's Registration Statement on Form N-1A (File No. 333-125751) and incorporated herein by reference.

   (x) Amendment to Exhibit A of the Administration and Accounting Agreement. Filed on April 13, 2006 as Exhibit (h)(x) to Registrant's Registration Statement on Form N-1A (File No. 333-125751) and incorporated herein by reference.

   (xi) Amendment to Schedule I of the Participant Agreement. Filed on April 13, 2006 as Exhibit (h)(xi) to Registrant's Registration Statement on Form N-1A (File No. 333-125751) and incorporated herein by reference.

   (xii) Sublicense Agreement by and among the First Trust IPOX-100 Index Fund, IPOX Schuster LLC and First Trust Advisors L.P. dated April 5, 2006. Filed on April 13, 2006 as Exhibit (h)(xii) to Registrant's Registration Statement on Form N-1A (File No. 333-125751) and incorporated herein by reference.

   (xiii)  Amendment to Exhibit A of the Transfer Agency Agreement.

   (xiv)   Amendment to Exhibit A of the Administration and Accounting
           Agreement.

   (xv)    Amendment to Schedule I of the Participant Agreement.

   (xvi) Sublicense Agreement by and between the First Trust NASDAQ-100 Equal Weighted Index(SM) Fund and First Trust Advisors L.P. dated
           April 24, 2006.

   (xvii)  Sublicense Agreement by and between the First Trust
           NASDAQ-100-Technology Sector Index(SM) Fund and First Trust Advisors L.P. dated April 24, 2006.

(i)(i) Opinion and Consent of Chapman and Cutler LLP dated September 26, 2005. Filed on March 15, 2006 as Exhibit (i)(i) to Registrant's Registration Statement on Form N-1A (File No. 333-125751) and incorporated herein by reference.

   (ii) Opinion and Consent of Bingham McCutchen LLP dated September 26, 2005. Filed on March 15, 2006 as Exhibit (i)(ii) to Registrant's Registration Statement on Form N-1A (File No. 333-125751) and incorporated herein by reference.

   (iii) Opinion and Consent of Chapman and Cutler LLP dated March 15, 2006. Filed on March 15, 2006 as Exhibit (i)(iii) to Registrant's Registration Statement on Form N-1A (File No. 333-125751) and incorporated herein by reference.

   (iv) Opinion and Consent of Bingham McCutchen LLP dated March 15, 2006. Filed on March 15, 2006 as Exhibit (i)(iv) to Registrant's Registration Statement on Form N-1A (File No. 333-125751) and incorporated herein by reference.

   (v) Opinion and Consent of Chapman and Cutler LLP dated April 13, 2006. Filed on April 13, 2006 as Exhibit (i)(v) to Registrant's Registration Statement on Form N-1A (File No. 333-125751) and incorporated herein by reference.

   (vi) Opinion and Consent of Bingham McCutchen LLP dated April 13, 2006. Filed on April 13, 2006 as Exhibit (i)(vi) to Registrant's Registration Statement on Form N-1A (File No. 333-125751) and incorporated herein by reference.

   (vii)   Opinion and Consent of Chapman and Cutler LLP dated April 25, 2006.

   (viii)  Opinion and Consent of Bingham McCutchen LLP dated April 25, 2006.

(j)        Not Applicable.

(k)        Not Applicable.

(l)        Not Applicable.

(m)(i) 12b-1 Service Plan. Filed on September 26, 2005 as Exhibit (m) to Registrant's Registration Statement on Form N-1A (File No. 333-125751) and incorporated herein by reference.

   (ii) Amendment to Exhibit A of the 12b-1 Service Plan. Filed on March 15, 2006 as Exhibit (m)(ii) to Registrant's Registration Statement on Form N-1A (File No. 333-125751) and incorporated herein by reference.

   (iii) Amendment to Exhibit A of the 12b-1 Service Plan. Filed on April 13, 2006 as Exhibit (m)(iii) to Registrant's Registration Statement on Form N-1A (File No. 333-125751) and incorporated herein by reference.

   (iv)    Amendment to Exhibit A of the 12b-1 Service Plan.

(n)        Not Applicable.

(o)        Not Applicable.

(p)(i) Code of Ethics of First Trust Advisors L.P. Filed on September 26, 2005 as Exhibit (p)(i) to Registrant's Registration Statement on Form N-1A (File No. 333-125751) and incorporated herein by reference.

   (ii) Code of Ethics of First Trust Portfolios L.P. Filed on September 26, 2005 as Exhibit (p)(ii) to Registrant's Registration Statement on Form N-1A (File No. 333-125751) and incorporated herein by reference.

   (iii) Code of Ethics of First Trust Exchange-Traded Fund. Filed on September 26, 2005 as Exhibit (p)(iii) to Registrant's Registration Statement on Form N-1A (File No. 333-125751) and incorporated herein by reference.

(q) Powers of Attorney for Messrs. Bowen, Erickson, Kadlec and Nielson authorizing, among others, James A. Bowen, W. Scottt Jardine and Eric
           F. Fess to execute the Registration Statement. Filed on February 3, 2006 as Exhibit (q) to Registrant's Registration Statement on Form N-1A (File No. 333-125751) and incorporated herein by reference.

------------------



ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT NOT APPLICABLE.

ITEM 25.        INDEMNIFICATION

         Section 5.3 of the Registrant's Declaration of Trust provides as follows:

         Section 5.3. Mandatory Indemnification. (a) Subject to the exceptions and limitations contained in paragraph (b) below:

                   (i) every person who is or has been a Trustee or officer of the Trust (hereinafter referred to as a "Covered Person") shall be indemnified by the Trust against all liability and against all expenses reasonably incurred or paid by him or her in connection with any claim, action, suit or proceeding in which that individual becomes involved as a party or otherwise by virtue of being or having been a Trustee or officer and against amounts paid or incurred by that individual in the settlement thereof;

                  (ii) the words "claim," "action," "suit" or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal, administrative or other, including appeals), actual or threatened; and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement or compromise, fines, penalties and other liabilities.

         (b) No indemnification shall be provided hereunder to a Covered Person:

                   (i) against any liability to the Trust or the Shareholders by reason of a final adjudication by the court or other body before which the proceeding was brought that the Covered Person engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of that individual's office;

                  (ii) with respect to any matter as to which the Covered Person shall have been finally adjudicated not to have acted in good faith in the reasonable belief that that individual's action was in the best interest of the Trust; or

                 (iii) in the event of a settlement involving a payment by a Trustee or officer or other disposition not involving a final adjudication as provided in paragraph (b)(i) or (b)(ii) above resulting in a payment by a Covered Person, unless there has been either a determination that such Covered Person did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of that individual's office by the court or other body approving the settlement or other disposition or by a reasonable determination, based upon a review of readily available facts (as opposed to a full trial-type inquiry) that that individual did not engage in such conduct:

                            (A) by vote of a majority of the Disinterested
                  Trustees (as defined below) acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter); or

                            (B) by written opinion of (i) the then-current legal
                  counsel to the Trustees who are not Interested Persons of the Trust or (ii) other legal counsel chosen by a majority of the Disinterested Trustees (or if there are no Disinterested Trustees with respect to the matter in question, by a majority of the Trustees who are not Interested Persons of the Trust) and determined by them in their reasonable judgment to be independent.

         (c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such person. Nothing contained herein shall limit the Trust from entering into other insurance arrangements or affect any rights to indemnification to which Trust personnel, including Covered Persons, may be entitled by contract or otherwise under law.

         (d) Expenses of preparation and presentation of a defense to any claim, action, suit, or proceeding of the character described in paragraph (a) of this
Section 5.3 shall be advanced by the Trust prior to final disposition thereof upon receipt of an undertaking by or on behalf of the Covered Person to repay such amount if it is ultimately determined that the Covered Person is not entitled to indemnification under this Section 5.3, provided that either:

                   (i) such undertaking is secured by a surety bond or some other appropriate security or the Trust shall be insured against losses arising out of any such advances; or

                  (ii) a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter) or legal counsel meeting the requirement in
         Section 5.3(b)(iii)(B) above in a written opinion, shall determine, based upon a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the Covered Person ultimately will be found entitled to indemnification.

         As used in this Section 5.3 a "Disinterested Trustee" is one (i) who is not an "Interested Person" of the Trust (including anyone who has been exempted from being an "Interested Person" by any rule, regulation or order of the Commission), and (ii) against whom none of such actions, suits or other proceedings or another action, suit or other proceeding on the same or similar grounds is then or had been pending.

         (e) With respect to any such determination or opinion referred to in clause (b)(iii) above or clause (d)(ii) above, a rebuttable presumption shall be afforded that the Covered Person has not engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office in accordance with pronouncements of the Commission.

ITEM 26.        BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER

         First Trust Advisors L.P. ("First Trust") serves as investment adviser to the Registrant, serves as adviser or subadviser to 24 mutual funds, five exchange-traded funds and 12 closed-end funds and is the portfolio supervisor of certain unit investment trusts. Its principal address is 1001 Warrenville Road, Suite 300, Lisle, Illinois 60532.

         The principal business of certain of First Trust's principal executive officers involves various activities in connection with the family of unit investment trusts sponsored by First Trust Portfolios L.P. ("FTP"). FTP's principal address is 1001 Warrenville Road, Suite 300, Lisle, Illinois 60532.

         Information as to other business, profession, vocation or employment during the past two years of the officers and directors of First Trust is as follows:

NAME AND POSITION WITH FIRST TRUST                           EMPLOYMENT DURING PAST TWO YEARS
James A. Bowen, Managing Director/President                  Managing Director/President, FTP; Chairman of the Board
                                                             of Directors, BondWave LLC and Stonebridge Advisors LLC

                                      -8-


NAME AND POSITION WITH FIRST TRUST                           EMPLOYMENT DURING PAST TWO YEARS

Ronald Dean McAlister, Managing Director                     Managing Director, FTP

Mark R. Bradley, Chief Financial Officer and Managing        Chief Financial Officer and Managing Director, FTP; Chief
Director                                                     Financial Officer, BondWave LLC and Stonebridge Advisors
                                                             LLC

Robert W. Bredemeier, Managing Director                      Managing Director, FTP

Robert Franklin Carey, Chief Investment Officer and Senior   Senior Vice President, FTP
Vice President

William Scott Jardine, General Counsel                       General Counsel, FTP; Secretary of BondWave LLC and
                                                             Stonebridge Advisors LLC

Kristi A. Maher, Assistant General Counsel                   Assistant General Counsel, FTP; Associate (1995 to March
                                                             2004), Chapman and Cutler LLP

Scott Hall, Managing Director                                Managing Director, FTP

Andy Roggensack, Managing Director                           Managing Director, FTP

Chris Dixon, Senior Vice President                           Senior Vice President, FTP

Jane Doyle, Senior Vice President                            Senior Vice President, FTP

Jon Carl Erickson, Senior Vice President                     Vice President, FTP

Ken Hass, Senior Vice President                              Senior Vice President, FTP

Jason Henry, Senior Vice President                           Senior Vice President, FTP

Daniel J. Lindquist, Senior Vice President                   Vice President, FTP since April 2004; Chief Operating
                                                             Officer, Mina Capital Management, LLC, January 2004 to
                                                             April 2004

David G. McGarel, Senior Vice President                      Senior Vice President, FTP

Mitch Mohr, Senior Vice President                            Vice President, FTP

Bob Porcellino, Senior Vice President                        Senior Vice President, FTP

Roger Testin, Senior Vice President                          Vice President, FTP

James M. Dykos, Vice President                               Vice President, FTP since January 2005

James P. Koeneman, Vice President                            Vice President, FTP


                                      -9-


NAME AND POSITION WITH FIRST TRUST                           EMPLOYMENT DURING PAST TWO YEARS

Alan Rooney, Vice President                                  Vice President, FTP

Ronda Saeli, Vice President                                  Vice President, FTP

Kirk Sims, Vice President                                    Chief Portfolio Administrator, Thomas White
                                                             International, July 2000 to May 2004

Walter E. Stubbings, Jr., Vice President                     Vice President, FTP since July 2004; Assistant Vice
                                                             President, Kansas City Life Insurance Company, May 1999
                                                             to July 2004

Rick Swiatek, Vice President                                 Vice President, FTP

Mike Zinsky, Vice President                                  Vice President, FTP since April 2005

Brad Bradley, Assistant Vice President                       Assistant Vice President, FTP

Kitty Collins, Assistant Vice President                      Assistant Vice President, FTP

Kelley Christensen, Assistant Vice President                 Assistant Vice President, FTP

Lynae Peays, Assistant Vice President                        Assistant Vice President, FTP

Omar Sepulveda, Assistant Vice President                     Assistant Vice President, FTP

John Sherren, Assistant Vice President                       Assistant Vice President, FTP

Michael Stange, Assistant Vice President                     Assistant Vice President, FTP

ITEM 27.        PRINCIPAL UNDERWRITER

         (a) FTP serves as principal underwriter of the shares of the Registrant and the First Defined Portfolio Fund LLC. FTP serves as principal underwriter and depositor of the following investment companies registered as unit investment trusts: the First Trust Combined Series, FT Series (formerly known as the First Trust Special Situations Trust), the First Trust Insured Corporate Trust, the First Trust of Insured Municipal Bonds, and the First Trust GNMA. The name of each director, officer and partner of FTP is provided below.

         (b) Positions and Offices with Underwriter.

NAME AND PRINCIPAL                         POSITIONS AND OFFICES                 POSITIONS AND
BUSINESS ADDRESS*                          WITH UNDERWRITER                      OFFICES WITH FUND
The Charger Corporation                    General Partner                       None

Grace Partners of DuPage L.P.              Limited Partner                       None

James A. Bowen                             Managing Director/President           President, Chairman of the Board,
                                                                                 Trustee, Chief Executive Officer

                                      -10-

NAME AND PRINCIPAL                         POSITIONS AND OFFICES                 POSITIONS AND
BUSINESS ADDRESS*                          WITH UNDERWRITER                      OFFICES WITH FUND

Mark R. Bradley                            Chief Financial Officer; Managing     Treasurer, Chief Financial Officer
                                           Director                              and Chief Accounting Officer

Robert W. Bredemeier                       Managing Director                     None

Frank L. Fichera                           Managing Director                     None

Russell J. Graham                          Managing Director                     None

R. Scott Hall                              Managing Director                     None

W. Scott Jardine                           General Counsel                       Chief Compliance Officer and Secretary

Kristi A. Maher                            Assistant General Counsel             Assistant Secretary

Ronald D. McAlister                        Managing Director                     None

Richard A. Olson                           Managing Director                     None

Andrew S. Roggensack                       Managing Director                     None

Tim Bartlett                               Senior Vice President                 None

Elizabeth H. Bull                          Senior Vice President                 None

Robert F. Carey                            Senior Vice President                 Vice President

Patricia L. Costello                       Senior Vice President                 None

Christopher L. Dixon                       Senior Vice President                 None

Jane Doyle                                 Senior Vice President                 None

Jon C. Erickson                            Senior Vice President                 None

Kenneth N. Hass                            Senior Vice President                 None

Thomas V. Hendricks                        Senior Vice President                 None

Jason T. Henry                             Senior Vice President                 None

Christian D. Jeppesen                      Senior Vice President                 None

Christopher A. Lagioia                     Senior Vice President                 None


                                      -11-

NAME AND PRINCIPAL                         POSITIONS AND OFFICES                 POSITIONS AND
BUSINESS ADDRESS*                          WITH UNDERWRITER                      OFFICES WITH FUND

Daniel J. Lindquist                        Senior Vice President                 Vice President

David G. McGarel                           Senior Vice President                 None

Mark R. McHenney                           Senior Vice President                 None

Mitchell Mohr                              Senior Vice President                 None

Paul E. Nelson                             Senior Vice President                 None

Steve R. Nelson                            Senior Vice President                 None

Robert M. Porcellino                       Senior Vice President                 None

Steven R. Ritter                           Senior Vice President                 None

Francine Russell                           Senior Vice President                 None

Brad A. Shaffer                            Senior Vice President                 None

Brian Sheehan                              Senior Vice President                 None

James J. Simpson                           Senior Vice President                 None

Andrew C. Subramanian                      Senior Vice President                 None

Mark P. Sullivan                           Senior Vice President                 None

Roger F. Testin                            Senior Vice President                 None

Chadwick K. Thorson                        Senior Vice President                 None

Gregory E. Wearsch                         Senior Vice President                 None

Dan Affetto                                Vice President                        None

Lance Allen                                Vice President                        None

Eric Anderson                              Vice President                        None

Michael J. Austin                          Vice President                        None

Michael Bean                               Vice President                        None

Rob Biddinger                              Vice President                        None

Mike Britt                                 Vice President                        None

Nathan S. Cassel                           Vice President                        None


                                      -12-

NAME AND PRINCIPAL                         POSITIONS AND OFFICES                 POSITIONS AND
BUSINESS ADDRESS*                          WITH UNDERWRITER                      OFFICES WITH FUND

Robert E. Christensen                      Vice President                        None

Will Cobb                                  Vice President                        None

Joshua Crosley                             Vice President                        None

Michael Durr                               Vice President                        None

Albert K. Davis                            Vice President                        None

Daren J. Davis                             Vice President                        None

Sean Degnan                                Vice President                        None

Nim DeNardo                                Vice President                        None

Robert T. Doak                             Vice President                        None

Joel D. Donley                             Vice President                        None

Kit Dunn                                   Vice President                        None

Jim Dykas                                  Vice President                        None

Brett Egner                                Vice President                        None

Mike Flaherty                              Vice President                        None

Wendy Flaherty                             Vice President                        None

Edward Foley                               Vice President                        None

Don Fuller                                 Vice President                        None

Terry Geary                                Vice President                        None

John Gillis                                Vice President                        None

Patricia Good                              Vice President                        None

Matt D. Graham                             Vice President                        None

Matt Griffin                               Vice President                        None

William M. Hannold                         Vice President                        None

Mary Jane Hansen                           Vice President                        None

Rick Johnson                               Vice President                        None


                                      -13-

NAME AND PRINCIPAL                         POSITIONS AND OFFICES                 POSITIONS AND
BUSINESS ADDRESS*                          WITH UNDERWRITER                      OFFICES WITH FUND

Tom Knickerbocker                          Vice President                        None

James P. Koeneman                          Vice President                        None

Thomas E. Kotcher                          Vice President                        None

Daniel Lavin                               Vice President                        None

Michael P. Leyden                          Vice President                        None

Keith L. Litavsky                          Vice President                        None

John J. Majcher                            Vice President                        None

Todd Marsell                               Vice President                        None

Stephanie L. Martin                        Vice President                        None

Marty McFadden                             Vice President                        None

Sean Moriarty                              Vice President                        None

Sarah Nowfel                               Vice President                        None

John O'Sullivan                            Vice President                        None

David Pagano                               Vice President                        None

Brian K. Penney                            Vice President                        None

Blair R. Peterson                          Vice President                        None

Jason Peterson                             Vice President                        None

Tom Powell                                 Vice President                        None

Marisa Prestigiacomo                       Vice President                        None

Craig Prichard                             Vice President                        None

Todd Provost                               Vice President                        None

David A. Rieger                            Vice President                        None

Michael Rogers                             Vice President                        None

Alan M. Rooney                             Vice President                        None

Paul Rowe                                  Vice President                        None


                                      -14-

NAME AND PRINCIPAL                         POSITIONS AND OFFICES                 POSITIONS AND
BUSINESS ADDRESS*                          WITH UNDERWRITER                      OFFICES WITH FUND

James Rowletta                             Vice President                        None

Ronda L. Saeli                             Vice President                        None

Jeffrey M. Samuel                          Vice President                        None

Peter H. Sandford                          Vice President                        None

Timothy Schival                            Vice President                        None

Kirk Sims                                  Vice President                        None

Edward J. Sistowicz                        Vice President                        None

Jonathan L. Steiner                        Vice President                        None

Eric Stoiber                               Vice President                        None

Walt Stubbings                             Vice President                        None

Richard S. Swiatek                         Vice President                        None

Todd Tabachka                              Vice President                        None

Brian Taylor                               Vice President                        None

John Taylor                                Vice President                        None

Kathy Thomas                               Vice President                        None

Wade Thorson                               Vice President                        None

Bryan Ulmer                                Vice President                        None

Barbara E. Vinson                          Vice President                        None

Dan Waldron                                Vice President                        None

Christopher Walsh                          Vice President                        None

Jeff Westergaard                           Vice President                        None

Lewin M. Williams                          Vice President                        None

Mike Zinsky                                Vice President                        None

Jeffrey S. Barnum                          Assistant Vice President              None

Owen Birts III                             Assistant Vice President              None


                                      -15-

NAME AND PRINCIPAL                         POSITIONS AND OFFICES                 POSITIONS AND
BUSINESS ADDRESS*                          WITH UNDERWRITER                      OFFICES WITH FUND

Toby A. Bohl                               Assistant Vice President              None

Brad Bradley                               Assistant Vice President              None

Kelley A. Christensen                      Assistant Vice President              None

Katie D. Collins                           Assistant Vice President              None

Michael DeBella                            Assistant Vice President              None

Ann Marie Giudice                          Assistant Vice President              None

Anita K. Henderson                         Assistant Vice President              None

James V. Huber                             Assistant Vice President              None

Daniel C. Keller                           Assistant Vice President              None

Robert J. Madeja                           Assistant Vice President              None

David M. McCammond-Watts                   Assistant Vice President              None

Michelle Parker                            Assistant Vice President              None

Lynae Peays                                Assistant Vice President              None

Debra K. Scherbring                        Assistant Vice President              None

Steve Schwarting                           Assistant Vice President              None

Omar Sepulveda                             Assistant Vice President              None

Stacy Shearer                              Assistant Vice President              None

John H. Sherren                            Assistant Vice President              None

Michael S. Stange                          Assistant Vice President              None

Ashley G. Sussman                          Assistant Vice President              None

Christopher J. Thill                       Assistant Vice President              None

Dave Tweeten                               Assistant Vice President              None

Thomas G. Wisnowski                        Assistant Vice President              None

* All addresses are 1001 Warrenville Road, Lisle, IL 60532 unless otherwise noted.

         (c)    Not Applicable.

ITEM 28.        LOCATION OF ACCOUNTS AND RECORDS

         First Trust Advisors L.P. ("First Trust"), 1001 Warrenville Road, Suite 300, Lisle, Illinois 60532, maintains the Registrant's organizational documents, minutes of meetings, contracts of the Registrant and all advisory material of the investment adviser.

         The Bank of New York ("BONY"), 101 Barclay Street, New York, New York 10286, maintains all general and subsidiary ledgers, journals, trial balances, records of all portfolio purchases and sales, and all other requirement records not maintained by First Trust.

         BONY also maintains all the required records in its capacity as transfer, accounting, dividend payment and interest holder service agent for the Registrant.

ITEM 29.        MANAGEMENT SERVICES

         Not Applicable.

ITEM 30.        UNDERTAKINGS

         Not Applicable.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Lisle, in the state of Illinois, on the 25th day of April, 2006.

                                      FIRST TRUST EXCHANGE-TRADED FUND

                                      By: /s/ James A. Bowen
                                          ------------------------------------
                                          James A. Bowen, President

         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

SIGNATURE                                                     DATE

/s/ Mark R. Bradley       Treasurer, Controller and Chief
--------------------      Financial and Accounting Officer    April 25, 2006
Mark R. Bradley


/s/ James A. Bowen        President, Chief Executive
---------------------     Officer, Chairman and Trustee       April 25, 2006
James A. Bowen


*/s/ Richard E. Erickson  Trustee        )
------------------------                 )
Richard E. Erickson                      )
                                         )
*/s/ Thomas R. Kadlec     Trustee        )
-----------------------                  )       By:   /s/ W. Scott Jardine
Thomas R. Kadlec                         )             ---------------------
                                         )             W. Scott Jardine
*/s/ Niel B. Nielson      Trustee        )             Attorney-In-Fact
---------------------                    )             April 25, 2006
Niel B. Nielson                          )
                                         )


* Original powers of attorney authorizing James A. Bowen, W. Scott Jardine and Eric F. Fess to execute Registrant's Registration Statement, and Amendments thereto, for each of the trustees of the Registrant on whose behalf this Post-Effective Amendment No. 12 is filed, were previously executed and are filed as an Exhibit hereto.

                                INDEX TO EXHIBITS

(c)(iii) Amended and Restated Establishment and Designation of Series dated March 13, 2006.

(d)(v)     Amendment to Schedule A of the Investment Management Agreement.

   (vi)    Amendment to Appendix I of the Excess Expense Agreement.

(e)(iii)   Amendment to Exhibit A of the Distribution Agreement.

(g)(iv)    Amendment to Schedule II of the Custody Agreement.

(h)(xiii)  Amendment to Exhibit A of the Transfer Agency Agreement.

   (xiv)   Amendment to Exhibit A of the Administration and Accounting
           Agreement.

   (xv)    Amendment to Schedule I of the Participant Agreement.

   (xvi) Sublicense Agreement by and between the First Trust NASDAQ-100 Equal Weighted Index(SM) Fund and First Trust Advisors L.P. dated
           April 24, 2006.

   (xvii) Sublicense Agreement by and between the First Trust NASDAQ-100-Technology Sector Index(SM) Fund and First Trust Advisors L.P. dated April 24, 2006.

(i)(vii)   Opinion and Consent of Chapman and Cutler LLP dated April 25, 2006.

   (viii)  Opinion and Consent of Bingham McCutchen LLP dated April 25, 2006.

(m)(iv)    Amendment to Exhibit A of the 12b-1 Service Plan.